GLOBAL ASSET MANAGEMENT(R)
--------------------------------------------------------------------------------

                                 GAM Funds, Inc.

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                              FOR THE PERIOD ENDED
                                 30TH JUNE, 2000



                                 GAM GLOBAL FUND

                             GAM INTERNATIONAL FUND

                             GAM PACIFIC BASIN FUND

                             GAM JAPAN CAPITAL FUND

                                 GAM EUROPE FUND

                             GAM NORTH AMERICA FUND

                              GAMERICA CAPITAL FUND



This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.



                                 GAM FUNDS, INC.
                               INVESTMENT ADVISER:
                      GAM International Management Limited

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------

   The GAM group was founded in April 1983 by Gilbert de Botton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has approximately US$13.5 billion under management and employs a worldwide staff of about 530 people. On 26th July, 2000, the Board of Directors of GAM Funds, Inc. approved the resignation of Gilbert de Botton and the appointment of Dr Burkhard Poschadel as President of the Fund and Chairman of the Board of Directors of the Fund. Dr Poschadel received a Ph.D. in Economics from the University of Hamburg/Freiburg. He was appointed Chief Executive Officer of the GAM Group in March, 2000 and has been a long time employee of UBSAG("UBS"), wherein he served as the Head of Portfolio Management and Investment Advisory Department.

   For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of seven open-end mutual funds-GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM North America and GAMerica Capital Funds.

   For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).


--------------------------------------------------------------------------------
                                    Contents
--------------------------------------------------------------------------------

GAM Global ................................................................    3

GAM International .........................................................    8

GAM Pacific Basin .........................................................   13

GAM Japan Capital .........................................................   18

GAM Europe ................................................................   23

GAM North America .........................................................   28

GAMerica Capital ..........................................................   32

Financial Statements ......................................................   38

Notes to Financial Statements .............................................   45

--------------------------------------------------------------------------------

                                 GAM GLOBAL FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO]

JEAN-PHILIPPE CREMERS JOINED GAM IN APRIL, 1992. HE IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR GAM'S INTERNATIONAL/ GLOBAL INVESTMENTS. PRIOR TO THIS HE ANALYZED THE JAPANESE AND US STOCK MARKETS AT THE TOKYO INVESTMENT INFORMATION CENTRE IN HONG KONG. MR. CREMERS IS A GRADUATE IN APPLIED MATHEMATICS FROM UNIVERSITE CATHOLIQUE DE LOUVAIN, BELGIUM AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
                                                       GAM
                                                    Global
                                            Class A (after              Average
                                       GAM         maximum       MSCI   1 Month
                                    Global      sales load      World   Deposit
                                   Class A           of 5%)     Index      Rate

30th June, 2000                   US$18.60        US$19.58   1,377.72
--------------------------------------------------------------------------------
                                         %               %          %         %
--------------------------------------------------------------------------------
Quarter to June, 2000               (14.72)         (18.98)     (3.47)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000                    (14.48)         (18.76)     (2.41)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000                 (0.75)          (5.71)     12.53      5.92
--------------------------------------------------------------------------------
5 years to June, 2000                10.61            9.48      17.53      5.61
--------------------------------------------------------------------------------
10 years to June, 2000               10.31            9.75      12.52      5.27
--------------------------------------------------------------------------------
Since inception                      11.30           10.90      13.37      6.06
--------------------------------------------------------------------------------

   Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                        3
                                       ===
                        GAM GLOBAL FUND / FUND MANAGEMENT

[Table below represents line chart in its printed piece]

                                          GAM
                                       GLOBAL
                                      CLASS A
                                       (AFTER
                        AVERAGE       MAXIMUM
  GAM           MSCI    1 MONTH         SALES
 GLOBAL        WORLD    DEPOSIT          LOAD
CLASS A        INDEX       RATE        OF 5%)
-------        -----    -------   -----------
10000          10000      10000        10000
9971         9886.16    10016.7      9472.45
9998         9975.95    10030.2       9498.1
10014        10053.2    10043.6       9513.3
10069        10215.3    10053.2      9565.55
10304          10365    10066.7       9788.8
10243        10166.1    10083.8      9730.85
10261        10074.1    10093.3      9747.95
10156        10239.6    10110.4       9648.2
10143        10380.2    10123.7      9635.85
10183        10376.2      10136      9673.85
10610        10866.4    10148.4      10079.5
10789        11316.2    10160.8      10249.5
10834        11252.7    10173.2      10292.3
10780        11236.6    10185.6        10241
10604        11229.7    10196.7      10073.8
10174        10623.2    10207.8       9665.3
10264        10840.2    10215.8       9750.8
10229        10867.9    10226.9      9717.55
10382        10917.6    10241.8       9862.9
10283        10878.8    10253.6      9768.85
10045        10498.1    10265.3      9542.75
9860         10582.5    10277.1         9367
9895         10689.3    10288.9      9400.25
10008        10907.2    10300.4       9507.6
9904         10605.2    10311.8       9408.8
10233        10994.7    10323.3      9721.35
10533        11298.6    10334.8      10006.3
10355        11275.7    10347.1      9837.25
10263        11246.3    10359.5      9749.85
10411        11379.1    10368.4      9890.45
10469        11349.8    10380.8      9945.55
10515        11753.4    10389.9      9989.25
10743          12068    10410.2      10205.8
10848        12411.8    10423.1      10305.6
10874        12800.5    10436.1      10330.3
10813        12828.8      10449      10272.3
10836        12774.1    10461.2      10294.2
10853        12945.9    10473.3      10310.3
11025        13044.5    10485.5      10473.8
11039        13376.2    10497.6        10487
11064        13382.1    10510.3      10510.8
11286        13666.2      10523      10721.7
11208        13960.2    10532.1      10647.6
11349        13998.3    10544.8      10781.5
11409        14292.3    10561.4      10838.5
11285        14596.2    10574.5      10720.8
11490        14836.3    10587.5      10915.5
11318        14550.8    10600.5      10752.1
11690        15185.6    10610.2      11105.5
11666        15201.5    10627.7      11082.7
11456        14604.5    10641.3      10883.2
11526          14752    10654.9      10949.7
11603        14986.1    10668.5      11022.8
11662        15348.8    10683.1      11078.9
11850        15425.8    10697.7      11257.5
11845        15100.7    10708.1      11252.8
11673        14743.3    10722.7      11089.3
11631        14611.1    10741.2      11049.5
11826        14887.8    10755.4      11234.7
11461        14401.2    10769.7        10888
11641          15010      10784        11059
11656          14942    10790.1      11073.2
11826        15464.2    10812.2      11234.7
11934          15551    10826.2      11337.3
12056        15957.7    10840.2      11453.2
12146        15860.7    10854.2      11538.7
11840        15485.8      10869        11248
11836          15408    10883.9      11244.2
11905        15530.7    10894.5      11309.8
11839        15701.9    10909.3        11247
11921        15679.2    10929.8        11325
12016        15750.3      10946      11415.2
10789        13567.2    10955.3      10249.5
9926         12409.4    10978.4       9429.7
9765         12859.5    10994.7      9276.75
9721         12356.8    11009.4      9234.95
9979         12908.1    11024.2      9480.05
9987         13083.3    11038.9      9487.65
9743         12742.4    11053.7      9255.85
9695         12788.1    11070.7      9210.25
10028        13259.6    11087.6       9526.6
10207        13416.2    11102.2      9696.64
10113.2      13211.5    11116.7      9607.56
10157.3      13442.9      11128      9649.48
9838.55      13110.7    11151.7      9346.62
9718.31        13088    11166.7       9232.4
9645.51      13384.8    11179.6      9163.23
9679.7       13456.7    11196.8      9195.72
9716.1       13538.6    11211.1       9230.3
10086.8      13816.3    11225.3      9582.41
10272.1      14215.4    11239.5      9758.46
10441.9      14526.2    11247.7      9919.85
10617.3      14680.1    11268.2      10086.5
10807.1        14736    11282.6      10266.7
10780        14886.9      11295        10241
10676.3        14779    11307.4      10142.5
10799.7      14920.2    11325.8      10259.7
10963.3      15192.7    11340.2      10415.2
10855        14937.2    11346.4      10312.2
10957.6      15023.2      11369      10409.7
10909.2      15056.6    11377.2      10363.7
10397.3      14735.4    11398.6      9877.49
10374.3      14732.6    11413.9      9855.59
10449.2      14723.3    11429.2      9926.76
10807.7      14927.7    11444.5      10267.3
10905.7      15181.7    11460.8      10360.4
11094.7      15317.5    11477.1        10540
10896.5      15090.8    11491.1      10351.7
10751.2      14640.1    11505.1      10213.7
11038.3      14775.6    11526.7      10486.3
10828.5      14766.2    11543.7        10287
10858.4      14710.6    11560.7      10315.5
10910.3      14787.1    11577.6      10364.8
11098.2      15074.7    11594.6      10543.3
10675.2      14480.1    11612.4      10141.4
10844.6      14638.9    11630.2      10302.4
10858.4        14477      11648      10315.5
10778.9      14189.2    11665.8        10240
11031.3      14454.5    11684.2      10479.8
11144.3      14567.8    11702.7      10587.1
11309.1      14598.3    11710.6      10743.7
11303.4        14652    11734.3      10738.2
11502.8      14771.9      11758      10927.7
11629.6        15091    11776.6      11048.1
12027.3      15417.1    11795.2      11425.9
12188.7      15677.1    11813.8      11579.2
12245.1      15787.5    11832.5      11632.9
12235.9      15794.8    11851.2      11624.1
12248.6      15925.1    11869.9      11636.2
12371.9      16305.3    11888.6      11753.3
12496.4      16346.1    11907.3      11871.6
12716.6      16426.9    11929.3      12080.8
12565.6      16331.2    11951.3      11937.3
12599        16258.7    11973.3      11969.1
12688.9        16403      11989      12054.5
12831.9      16594.1    12004.7      12190.3
12971.3      16845.6    12038.1      12322.8
12752.3      16876.8      12059      12114.7
12932.1        17025    12079.9      12285.5
12874.5      17019.3    12094.8      12230.8
13299.8      17284.5      12122      12634.9
13297.5      17369.1    12143.1      12632.7
13124.6      17202.6    12164.3      12468.4
12845.7      16871.8    12179.4      12203.4
12899.9      16966.4    12208.7      12254.9
12869.9      16997.3    12231.9      12226.4
12712        16565.4    12255.2      12076.4
12693.5      16780.9    12271.7      12058.9
12907.9      17154.2    12301.6      12262.5
12980.5      16970.3      12325      12331.5
13159.2        17240    12348.5      12501.3
13030.1      17180.4    12371.9      12378.6
12950.6      17275.4    12395.4      12303.1
13033.6      17239.2    12418.6      12381.9
12747.7      17095.3    12441.7      12110.3
12676.3      16786.4    12464.9      12042.5
12893.9      16874.7    12488.1      12249.2
13091.4      16922.5      12511      12436.8
12961.3      16498.3    12533.9      12313.2
13312.5      16691.2    12556.8      12646.9
13450.9      16951.8    12573.2      12778.3
13855.3      17135.1    12602.6      13162.6
14101.3      17595.7    12625.3      13396.3
14248          17597    12647.9      13535.6
14471.5      18021.2    12670.6      13747.9
14828.6      18648.2    12693.2      14087.2
14872.4      18534.2    12714.3      14128.8
14795.5      18264.4    12735.4      14055.7
14796.7      18197.6    12747.4      14056.9
14722.2      18222.3    12777.5      13986.1
14745.8      17975.6    12799.2      14008.6
14622.8      17864.5      12821      13891.7
14533        18034.9    12842.7      13806.3
14771.9      18507.6    12858.3      14033.3
14935.1      18593.5    12873.8      14188.3
14847.5      18203.9    12908.5      14105.2
14321.3      17960.1    12930.7      13605.2
14465.6      18103.7      12953      13742.3
14465.6      18012.8    12975.2      13742.3
14304.7      17922.1    12996.7      13589.5
14503.4      18103.7    13018.1      13778.2
14674.9      18183.1    13039.6      13941.1
15020.2      18627.4      13061      14269.2
15422.3      19014.1    13082.8      14651.2
15371.4      19186.2    13095.2      14602.9
15307.1      18880.8    13126.3      14541.8
15576.2      19356.8    13141.9      14797.4
16214.7      19440.3    13163.6        15404
15963.7      19144.2      13191      15165.5
15470        18593.5    13212.2      14696.5
15033.2      18287.4    13224.2      14281.5
15379.5      18490.4    13251.4      14610.6
15647.5      18649.7    13275.3      14865.1
15371.1      18473.3    13296.1      14602.5
15221.4      17988.8    13316.9      14460.3
15317.2      17689.2    13337.7      14551.3
15402        17492.3    13358.8      14631.9
15326.8      17117.8    13379.9      14560.5
15411.7        16778      13401      14641.1
15383.8      16798.3    13416.1      14614.6
15474.7      16389.4    13431.2        14701
15412.9      16711.2    13464.8      14642.2
15472.3      16661.9    13486.4      14698.6
15102.7      16464.1      13508      14347.5
15114.8      16712.9    13529.6        14359
15563.2      17180.2    13551.7        14785
15929.1      17782.4    13573.7      15132.7
16218.7      17978.5    13595.8      15407.8
16326.6      18169.1    13617.8      15510.2
16462.3      18167.6    13630.1      15639.2
16544.7      17976.4    13660.9      15717.5
16509.6      17866.6    13682.4      15684.1
16838        17906.3    13697.8      15996.1
17189.4        18259    13713.2      16329.9
17299.7      18292.9    13740.9      16434.7
17359        18664.5    13765.6      16491.1
17326.3      18170.4    13790.2        16460
17265.7      18131.7    13808.7      16402.4
15896.4      16949.5    13832.6      15101.6
16058.8      17224.3    13847.5      15255.8
15148.7      16092.9    13871.4      14391.3
15027.5      16389.9    13889.2      14276.2
15273.5      16192.7      13916      14509.8
15302.6      16434.6    13934.2      14537.5
15093        15803.8    13946.3      14338.3
14923.3      14944.7    13973.6      14177.2
14670        15519.6    13991.7      13936.6
14993.6      15742.4    14022.8      14243.9
14958.5      16003.4    14044.8      14210.5
15062.7      16538.8    14066.7      14309.5
14756.1      16119.3    14088.7      14018.3
14624        15972.6    14097.8      13892.8
14567        16190.9    14130.9      13838.7
14430.1      16107.7      14143      13708.6
14358.6      16058.1    14173.2      13640.7
14008.4      16034.9    14194.3        13308
14476.2      16636.2    14217.8      13752.3
14370.7      16597.4    14241.2      13652.2
13743        16098.4      14258      13055.9
13978.9      16190.7    14281.5      13279.9
13639.5      15697.7    14308.7      12957.5
13424.6      15419.8    14329.3      12753.4
14004.9      16197.8    14349.8      13304.6
14333.4      16635.9    14370.4      13616.7
14850.7      17499.9    14389.2      14108.1
15493.9      18179.2    14407.9      14719.2
15209.2      18235.4    14421.4      14448.8
15210.6      18132.9    14442.8      14450.1
15228.4        18388    14456.4        14467
14890.4      18220.8    14483.6      14145.8
14556.4      17791.3    14502.6      13828.6
14880.8      17797.5    14516.2      14136.8
15311.9      18331.3    14532.6      14546.3
15142.2      18144.9    14558.2      14385.1
15472        18708.4    14575.6      14698.4
14890.4      18024.2      14583      14145.8
14828.8      18251.1      14608      14087.3
14956.1      18076.2    14626.9      14208.3
14579.7      17888.6    14643.4      13850.7
14743.9      17929.7    14659.8      14006.7
14930.1      18184.4    14676.3      14183.6
14952        18099.8    14683.3      14204.4
14697.4      17638.8    14709.1      13962.5
14661.8        17415    14725.5      13928.7
14481.2      17352.3    14737.2      13757.1
14504.4      17191.7    14751.2      13779.2
14582.4      17311.2    14775.1      13853.3
14696        17583.3    14791.9      13961.2
14672.8      17765.1    14808.7      13939.1
14798.7      18046.1    14820.7      14058.7
14841.1      18127.2      14842        14099
14756.2      17976.4    14858.5      14018.4
14529.1      17617.8      14875      13802.6
14672.8      17775.9    14891.6      13939.1
14627.6      18000.2    14908.1      13896.2
14609.8      17975.8    14914.9      13879.3
14607.1      18187.4    14935.4      13876.7
14637.2      18288.8    14951.3      13905.3
14809.6      18647.2    14967.2      14069.1
14471.6      18296.6      14987        13748
14693.3      18566.9    15002.2      13958.6
14482.5      18506.5    15008.8      13758.4
14711.4      18690.4    15032.7      13975.8
14932.8      18790.7    15038.9      14186.2
14883.5      18886.2    15061.6      14139.4
14605.7      18229.5      15076      13875.4
14322.4      18046.7    15090.4      13606.3
14410        18057.8    15104.8      13689.5
14660.4      17757.9    15111.1      13927.4
14892.2      18134.4    15134.2      14147.5
15363.2      18317.9    15144.6      14595.1
15565.1      19264.8    15159.3      14786.8
15748.2      19263.2    15175.7      14960.8
15153.2      18799.1    15187.8      14395.5
15420.8      19065.3      15200      14649.7
15306.9      18787.2    15205.2      14541.6
15383.8      19030.1    15224.4      14614.6
15217.2      18811.8    15236.2      14456.3
14719.7      18274.9    15248.1      13983.7
14754.6      18510.3      15260      14016.8
14684.8      18342.5    15268.4      13950.6
14562.4      17881.6      15277      13834.3
14530.1      17771.6      15296      13803.6
14499.9      17816.3    15304.6      13774.9
14518.6      17425.8    15316.7      13792.7
14645.1      16931.7    15332.2      13912.8
14617.8        17906    15344.4      13886.9
14611.5      17601.1    15356.5      13880.9
14543        17874.7    15368.6      13815.9
14856        18223.7    15376.6      14113.2
15001.5      18557.4    15391.1      14251.5
15163.9      18605.1    15395.9      14405.7
15056.1      18290.2    15408.7      14303.3
15215.6      18565.1    15418.4      14454.8
15293.2      18290.8    15436.3      14528.6
15432.6      17951.8    15447.7        14661
15569.2      17818.7    15455.9      14790.7
15938.6      18251.9    15467.4      15141.6
16197.2      18257.1      15482      15387.4
16284.9      18513.7    15493.3      15470.7
16111        17713.3    15504.6      15305.5
16194.4      17881.7    15509.4      15384.6
16261.9      18074.7      15524      15448.8
16545.1        17499    15536.9      15717.8
16530.7      17580.3    15546.6      15704.1
17015        18038.4    15556.2      16164.3
17290.9        18557    15561.8      16426.4
17237.8      18753.1    15575.8      16375.9
16016.2      18241.6    15585.7      15215.4
15310.5      18406.8    15592.8        14545
16491.9      18387.8    15602.6      15667.3
16297.8      17866.1    15609.4        15483
16030.5      18030.4    15618.6        15229
15635.3      17981.5      15633      14853.5
15409.7      17973.9    15636.9      14639.2
15309        17958.9    15651.3      14543.6
15241.5      17761.6    15659.3      14479.4
14981.4        17805    15670.1      14232.3
15013        18029.2    15676.8      14262.3
14724.1        18190    15683.5      13987.9
14890.8      18355.2    15701.2      14146.3
15113.6      18315.4    15713.7      14357.9
14816.1      18606.9    15724.3      14075.3
14926.8      18387.8    15734.9      14180.4
14866.9      18307.4    15742.6      14123.5
14779.8      18051.1    15757.7      14040.8
15215.3      18205.4    15764.6      14454.5
15324.2      18332.3      15777      14557.9
15075.9      18560.9    15786.6      14322.1
15226.9      18667.2    15795.8      14465.5
15480.9      18544.7    15805.1      14706.9
15865.6      18744.5    15814.4      15072.3
16253.2      19127.6      15821      15440.6
16489.9      19460.7      15833      15665.4
15894.9      19332.6    15839.6      15100.1
16134.2      19506.5    15848.9      15327.5
16504.4      19969.5    15858.2      15679.2
16324.4        20297    15870.2      15508.2
16967.5      20732.4    15879.5      16119.1
16822.3      20513.4    15888.8      15981.2
16802        20653.8    15892.8      15961.9
17198.3        21051    15906.1      16338.4
17170.7      20782.2    15916.6      16312.2
16990.7        20850    15924.4      16141.2
17349.3      21303.3    15930.9      16481.8
17485.7      21415.8      15944      16611.4
17135.9      21289.1    15948.1      16279.1
17141.7      21091.8    15963.1      16284.6
16796.2      20657.2      15970      15956.4
17124.9      21207.8    15979.5      16268.7
17092.9      20965.1    15990.3      16238.2
16948.6      21234.6      16001      16101.2
16816.5      21182.2    16010.4      15975.7
17117.1      21373.4    16019.8      16261.2
17799.3      21882.3    16029.2      16909.3
18317.6      22024.8    16038.6      17401.7
19118.9      22493.3    16042.6      18162.9
18783.6      22215.6    16057.4      17844.4
19507.9      22586.2    16066.8      18532.6
19836        22397.8    16076.3      18844.2
19786.7      22494.7    16085.7      18797.3
19714.6      22006.4    16093.8      18728.9
20543          22209    16101.9      19515.9
21052.6      22601.3      16114      19999.9
21647.8      22642.7    16123.5      20565.4
21907.6      22710.6      16133      20812.2
21634.1      22577.9    16142.4      20552.4
21994.7      22746.6    16146.5        20895
21929.4      22257.5    16155.9      20832.9
22347.5      22402.3    16170.8      21230.1
22036.8      21899.5    16180.3        20935
22321.3        21953    16184.4      21205.3
23183.7      22167.9    16200.5      22024.5
23359.3      22198.9    16211.2      22191.3
24523.6      22509.7    16221.8      23297.4
25593.5      22669.2    16229.5      24313.8
25788.1      22770.7    16238.6      24498.7
25092        22900.8    16252.9      23837.4
25657.4      23267.8    16262.6      24374.5
25209.5      23257.4    16268.2        23949
25417        24222.9      16278      24146.2
24374.6        23611    16291.5      23155.8
23877.4      23689.4    16296.8      22683.5
23580        23590.9    16304.9        22401
22875.5      23461.4    16319.6      21731.7
22941.6      23459.1    16330.6      21794.5
22723.8      23753.7    16341.5      21587.6
22340.7      23401.8    16350.9      21223.7
22614.1      22803.7    16360.3      21483.4
22163.5      22886.7    16374.6      21055.3
21753.4      23134.8    16385.8      20665.7
21565.7      22930.4    16390.6      20487.4
21639.2      23358.5    16401.7      20557.3
21564.2        23239    16419.3      20485.9
21262.2      23088.6    16431.5      20199.1
21511.6      23558.5    16443.7        20436
21794        23493.8    16455.9      20704.3
21923.2      23573.7    16468.1        20827
21445.5      23644.8    16481.3      20373.2
21748.9      23735.3    16490.8      20661.5
22330.2      23363.9    16505.9      21213.7
22531.5      23555.4    16517.2      21404.9
22780.3      23588.9    16529.1      21641.3
22966.7      23799.9    16541.1      21818.3
22452.3        23982    16563.2      21329.7
22175.3      23804.2    16577.3      21066.6
22002.2      24258.4    16583.3      20902.1
21779.7      24181.8    16599.3      20690.7
21918.1      24344.8    16611.2      20822.2
22254.4      24517.4    16633.1      21141.7
21990.7      24667.6    16639.1      20891.1
22384.7      24431.2    16662.2      21265.5
22608.9      24304.7    16677.3      21478.5
22544.6      24156.2    16692.5      21417.4
22668.2      24106.8    16703.3      21534.8
22689.7      23689.4    16718.5      21555.2
22498.4        24212    16738.7      21373.5
23026        24485.5    16754.5      21874.7
23118.3      24208.9    16761.3      21962.4
22854.5      24528.8    16786.2      21711.8
22758.9      24175.4    16802.1        21621
22310.5      24087.9    16811.1        21195
22538        23371.3    16829.3      21411.1
22302.3      23644.1    16847.5      21187.2
22111        23411.1    16868.9      21005.5
22061.6      23250.1    16888.1      20958.5
21791.3        23634    16907.3      20701.8
21674        23747.1      16921      20590.3
21593.7      23725.4    16937.5        20514
21964.3      23683.2    16964.8      20866.1
22116.6      23765.6      16973      21010.8
22588.1      23212.9      17003      21458.7
22594.2        23545    17022.1      21464.5
22548.9      23732.5    17041.4      21421.5
22742.5      23846.9    17060.8      21605.3
23500.1      23928.2    17080.2      22325.1
24125.9      23771.9    17096.8      22919.6
25678.2      24153.5    17119.3      24394.3
26320.5      24330.3    17138.9      25004.5
26133.1      24232.3    17158.6      24826.5
26532.5      24822.8    17172.7      25205.9
26742.5      25008.8      17198      25405.4
26116.7      25334.6    17206.4      24810.8
27150.1      25660.5    17237.6      25792.6
26769.3      25743.8    17257.3      25430.8
26946.3      26296.6    17277.1        25599
27004        26314.9    17296.8      25653.8
26172.2      25967.6    17316.5      24863.6
26635.5      25835.4    17336.1      25303.7
27693.6      26130.1    17347.4      26308.9
27893.3      26314.5    17375.6      26498.7
27598.9      25982.3    17395.3        26219
27901.6      26334.3    17403.8      26506.5
27199.5      26103.1    17429.2      25839.6
27666.9      26421.1      17449      26283.5
27607.2        27240      17469      26226.8
27384.8      26892.5    17494.8      26015.6
27594.8      27256.2    17514.9      26215.1
27448.7      27195.7      17535      26076.2
27559.8      27140.2    17543.2      26181.8
26497.5      26904.9    17562.3      25172.7
26549        26786.9    17592.3      25221.6
26734.4      26671.8    17611.5      25397.7
27030.9      26917.5    17630.9      25679.4
27247.2      27217.6    17650.3      25884.8
27823.8      27324.7    17658.6      26432.7
27572.6      27358.3    17683.6        26194
27683.8      27475.4    17697.5      26299.6
27650.8      27123.5    17727.9      26268.3
28058.6      27421.1    17741.7      26655.7
28400.5      27265.9    17766.5      26980.5
28274.9      27136.1    17785.8      26861.1
28526.1      27479.4      17805      27099.8
28870.1      27529.7    17824.2      27426.6
29051.3      27908.8    17843.4      27598.7
29074          28079    17862.6      27620.3
29716.5      28652.4    17879.3      28230.7
29312.9      28665.6      17896      27847.2
29121.3      28394.6      17921      27665.3
29588.7      28918.4      17935      28109.2
29830.6      29202.7    17951.7      28339.1
29478.7      28756.5    17978.9      28004.7
29566.7      28792.9    17997.9      28088.3
29720.7      28859.1    18016.8      28234.6
29324.7      29496.5    18035.8      27858.4
29060.7      29891.9    18051.3      27607.7
28928.7      29965.8    18072.1      27482.2
28752.7      29750.9    18082.5      27315.1
28686.7      29722.7    18108.4      27252.4
28620.7      29899.6    18126.2      27189.7
27828.7      29325.4      18144      26437.3
28268.7      29880.3    18151.6      26855.3
28290.7      30069.6    18174.5      26876.2
28708.7      30431.1    18189.8      27273.3
27960.7      29972.3    18215.5      26562.7
27960.7      30172.2    18233.6      26562.7
28158.7      30678.9    18251.7      26750.8
27960.7      30785.8    18262.1      26562.7
27520.8      30404.9      18288      26144.7
27894.7      30799.4    18306.2        26500
27564.8      30989.2    18319.2      26186.5
27762.7        30686    18342.5      26374.6
28114.7      31008.9    18360.7        26709
27872.7      30828.3      18379      26479.1
27850.7      30868.9    18397.2      26458.2
28114.7      30919.3    18410.3        26709
28422.7      31023.9    18425.9      27001.6
28070.7      30519.4    18452.3      26667.2
28312.7      29809.9    18470.9      26897.1
28180.7        29379    18489.5      26771.7
28884.7      29997.2      18508      27440.4
29742.7      30515.9    18526.7      28255.5
29709.4      30580.2    18545.3        28224
29930        30796.8    18558.6      28433.5
29731.5      30776.3    18582.6      28244.9
29158        30349.2    18601.2      27700.1
29488.9      30559.8    18619.8      28014.4
29974.1      31228.4    18619.8      28475.4
30238.8      31357.2      18665      28726.8
30856.3      31736.4    18670.3      29313.5
31121          31615    18694.5        29565
30724        31950.2    18713.3      29187.8
30856.3        31896    18732.1      29313.5
30790.2      31667.9    18750.9      29250.7
32201.8      32408.1    18761.3      30591.7
32267.9      32734.8    18782.1      30654.5
33106.1      33288.1    18800.3      31450.8
33635.4      33501.2    18823.7      31953.6
33458.9      33039.5    18841.9        31786
32863.4      32797.1    18861.1      31220.3
32400.3      32463.1    18869.3      30780.2
33273.8      32845.1      18894      31610.1
33507.2      33021.6    18913.2      31831.9
33437.2      32954.1    18938.1      31765.3
34394.6        33274    18957.5      32674.8
35235.1      33486.6    18968.5      33473.4
34674.8      32878.5    18985.2        32941
35795.6      33246.5    19015.6      34005.8
36752.9      33830.6    19035.1      34915.3
37523.4      34049.8    19054.6      35647.3
37266.6        34183    19068.5      35403.3
37266.6      33980.7    19085.2      35403.3
37243.2      34080.5      19113      35381.1
35678.8      33547.7    19132.5      33894.9
35678.8        33733    19146.4      33894.9
34091        32746.3    19165.8      32386.4
35305.2      32708.2    19191.8      33539.9
35095.1      32831.1    19212.3      33340.3
35655.4      33497.4    19232.8      33872.7
36752.9      34241.8    19244.4      34915.3
37710.2      35214.2    19273.7      35824.7
38667.6      36279.7    19294.3      36734.2
38364.1      36538.8      19306      36445.9
38504.1      36641.8    19335.3      36578.9
38457.4      36431.7    19355.9      36534.6
39181.3        37515    19376.6      37222.2
39905.1      37955.4    19397.2      37909.9
40745.8      38388.2    19411.9      38708.5
41072.6      38644.6    19432.6        39019
41866.6      38946.2    19459.1      39773.2
43968.1      39757.4    19470.9      41769.6
44154.9      39653.3    19500.3      41947.1
45252.3      39810.6      19521      42989.7
45766        39660.7    19538.6      43477.7
44201.6      38765.1    19562.2      41991.5
44803.7      38927.5    19582.7      42563.6
43260.4      37931.4    19603.3      41097.4
43774.9      38163.5    19623.9      41586.1
43120.1      38055.4    19644.7      40964.1
43681.3      38512.5    19665.6      41497.2
44523.1      39098.5    19680.4        42297
45365        39518.5    19701.2      43096.7
46113.2      40009.8    19716.2      43807.6
45528.6      39493.9    19749.2      43252.2
45061        39300.4    19770.3      42807.9
42816.1      37432.2    19779.3      40675.3
43517.6      37989.9    19812.3      41341.7
41389.7      36357.7    19833.4      39320.2
42769.3        37444    19848.5      40630.9
43400.7      37600.2    19869.7      41230.7
45131.1      38623.3    19896.8      42874.6
45552        38493.4    19906.4      43274.4
44902.3      38474.8    19941.4      42657.2
43403.9        37169    19957.4      41233.7
45216.5      38380.1    19979.7      42955.6
45579        38117.2      20009        43300
44708.9      37594.1      20032      42473.5
45119.8      38667.6      20055      42863.8
44829.8      39421.2    20064.9      42588.3
46690.6      40557.2    20087.9      44356.1
46980.6      41122.8    20122.1      44631.6
47633.2      41294.2    20143.2      45251.5
48261.5      41584.6    20164.3      45848.4
47971.5      42051.7    20185.4      45572.9
48527.3      42605.6    20206.9        46101
49735.7      43216.4    20222.3      47248.9
50170.7        44102    20243.8      47662.2
51040.7      44121.9    20265.3      48488.7
51185.7      44273.6    20293.1      48626.4
52249.1        45144    20314.8      49636.6
52249.1      45018.3    20336.4      49636.6
50436.5      43585.2    20354.9      47914.7
50895.7      44464.2    20379.8      48350.9
51016.5      44559.9    20401.7      48465.7
51209.9      44596.6    20414.2      48649.4
50460.7      43858.5    20439.1      47937.7
50315.7      43709.4    20457.8      47799.9
51572.4      44187.2    20476.5      48993.8
51451.5      43737.7    20510.5        48879
52780.7      44229.1      20526      50141.7
54085.8      45414.2    20547.7      51381.5
55366.6        46063    20569.6      52598.3
56405.8      46502.6    20591.6      53585.5
55777.4        46132    20613.5      52988.6
54279.1      44751.2    20635.4      51565.1
52200.7      43295.7    20657.3      49590.7
51884.7      42529.8    20679.2      49290.4
52030.8      43251.3    20701.1      49429.3
50666.7      42035.7      20723      48133.4
47207.7      39848.8    20744.9      44847.4
46866.7      40553.5    20766.8      44523.4
47792.4      41216.3    20788.6      45402.7
47768        40898.7    20810.5      45379.6
46769.3      39511.1    20832.4      44430.8
44747.5      38536.3    20853.5      42510.1
43480.8      39882.8    20874.5      41306.8
42384.7      42174.4    20895.5      40265.4
42068        42011.6    20916.4      39964.6
42847.5      44379.6    20937.4      40705.1
43164.1      43717.9    20958.2      41005.9
43700.1      44498.1      20979        41515
44430.8      46094.4    20999.8      42209.3
44382.1      45343.1    21020.8        42163
45064.1      46078.8      21043      42810.9
44625.7      45420.7    21065.2      42394.4
46087.2      47533.7    21087.3      43782.9
46209        47763.1    21109.5      43898.6
47402.6      49791.6    21130.1      45032.5
45794.9      47680.2    21150.1      43505.2
46111.6      48882.9    21170.2        43806
45916.7      48083.5    21190.2      43620.9
46379.5      48745.8    21210.1      44060.6
45015.4      46894.5    21229.8      42764.7
45039.8      47149.3    21249.4      42787.8
45624.4      48033.3    21269.1      43343.2
44235.9      46910.3    21288.8      42024.1
45210.3      49091.8    21308.6      42949.8
45380.8      49899.4    21328.3      43111.8
44674.4      48710.6    21348.1      42440.7
45039.8      49647.8    21367.8      42787.8
45478.2        50992    21387.7      43204.3
45892.4      51529.8    21407.5      43597.7
45356.5      51080.5    21427.3      43088.6
45502.6      52046.9    21447.2      43227.5
45332.1      51775.1    21466.9      43065.5
45259        51903.5    21486.6      42996.1
44918          50962    21506.2      42672.1
43261.6        49882    21525.9      41098.5
43675.7      49812.4    21545.6      41491.9
44235.9        51035    21565.5      42024.1
44211.6      51299.5    21585.4        42001
44577        51380.2    21605.2      42348.1
45648.8      52059.5    21625.1      43366.3
45624.4        53184    21646.4      43343.2
45307.7      53172.9    21667.9      43042.4
44552.6      52843.6    21689.4        42325
43383.4      52274.7      21711      41214.2
41775.7      51326.8    21732.5      39686.9
41142.4      50409.1      21754      39085.2
42823.1      51940.8    21775.5        40682
45259        53428.1      21797      42996.1
44333.4      52388.6    21818.5      42116.7
44966.7      52786.9    21840.7      42718.4
43870.6      52328.4    21862.9        41677
43651.3      51790.5    21885.1      41468.8
42092.4      50712.4    21907.4      39987.7
43846.2      52512.6    21929.7      41653.9
43188.5        51616    21952.2      41029.1
43675.7        51547    21974.6      41491.9
43407.7        51823    21997.1      41237.4
45453.9      53838.6    22019.5      43181.2
45794.9      54653.7    22041.9      43505.2
46574.4      55789.8    22064.3      44245.7
47012.9      56082.6    22086.8      44662.2
46379.5      55897.8    22109.2      44060.6
48450.1      56912.3    22136.5      46027.6
48060.3      56857.5    22163.8      45657.3
50837.2      58288.6    22191.1      48295.4
52639.8      59623.2    22218.4      50007.8
49107.7      57441.4    22243.9      46652.4
49984.7      58220.6    22268.2      47485.4
50959          58567    22292.5      48411.1
49814.2      57269.4    22316.7      47323.4
50374.4      57367.3    22341.1      47855.7
52615.4      58425.8    22366.1      49984.7
51251.3      57116.5    22391.1      48688.8
52591.1        56761    22416.2      49961.5
54686        57543.2    22441.2      51951.7
55562.9        57338    22466.5      52784.7
52371.9      57101.9    22491.8      49753.3
55903.9      60187.1    22517.1      53108.7
54710.3      61129.9    22542.4      51974.8
49424.4      59806.1    22568.4      46953.2
49059        59429.7    22594.9      46606.1
45941.1      57517.9    22621.4        43644
47061.6      58472.5    22647.9      44708.5
46257.7      57198.3    22674.6      43944.9
43943.6      55881.3    22701.8      41746.4
45624.4        57092      22729      43343.2
42798.8      55176.3    22756.1      40658.8
43773.1      56668.5    22783.3      41584.5
45332.1      59121.7    22811.7      43065.5
45039.8      59043.4    22840.2      42787.8
45794.9      59065.9    22868.7      43505.2
44918        58452.1    22897.3      42672.1
45307.7      58584.5    22905.4      43042.4


NOTE:The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


--------------------------------------------------------------------------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and The United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[Table below represents bar chart in its printed piece]

                                GAM
                             GLOBAL
                            CLASS A
                             (AFTER
                            MAXIMUM
                     GAM      SALES         MSCI
                  GLOBAL       LOAD        WORLD
                 CLASS A     OF 5%)        INDEX
                 -------      -----        -----
1 Year            (0.75)      (5.71)       12.53
5 Years            10.61       9.48        17.53
10 Years           10.31       9.75        12.52
Since Inception     11.3       10.9        13.37


ANNUAL PERFORMANCE - CLASS A

[Table below represents bar chart in its printed piece]

                            GAM
                         GLOBAL
                        CLASS A
                         (AFTER
                        MAXIMUM
                 GAM      SALES        MSCI
              GLOBAL       LOAD       WORLD
             CLASS A     OF 5%)       INDEX
             -------      -----       -----
1996          12.74        7.11          14
1997          34.95        28.2       16.23
1998           2.57       (2.56)       24.8
1999          14.23        8.52       25.34
2000         (14.48)     (18.76)      (2.41)


                                  GAM GLOBAL
                      GAM            CLASS A            MSCI
                   GLOBAL     (AFTER MAXIMUM           WORLD
                  CLASS A   SALES LOAD OF 5%)          INDEX
YEAR                    %                  %               %
--------------------------------------------------------------------------------
1996                12.74                7.11          14.00
1997                34.95               28.20          16.23
1998                 2.57               (2.56)         24.80
1999                14.23                8.52          25.34
2000*              (14.48)             (18.76)         (2.41)
* 6 months

                                        4
                                       ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
                                                   GAM
                                                Global                   Average
                                   GAM         Class B        MSCI       1 Month
                                Global  (with deferred       World       Deposit
                               Class B   sales charge)       Index          Rate
30th June, 2000               US$18.47                    1,377.72
--------------------------------------------------------------------------------
                                     %               %           %             %
--------------------------------------------------------------------------------
Quarter to June, 2000           (14.85)         (19.10)      (3.47)         1.58
--------------------------------------------------------------------------------
Jan - June, 2000                (14.73)         (18.99)      (2.41)         3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000             (1.39)          (6.32)      12.53          5.92
--------------------------------------------------------------------------------
Since inception*                 (5.92)          (7.27)      14.19          5.59
--------------------------------------------------------------------------------

THE FACTS - CLASS C SHARES
                                                  GAM
                                                Global                   Average
                                   GAM         Class C        MSCI       1 Month
                                Global  (with deferred       World       Deposit
                               Class C   sales charge)       Index          Rate
30th June, 2000               US$18.44                    1,377.72
--------------------------------------------------------------------------------
                                     %               %           %             %
--------------------------------------------------------------------------------
Quarter to June, 2000           (14.91)         (15.76)      (3.47)         1.58
--------------------------------------------------------------------------------
Jan - June, 2000                (14.75)         (15.60)      (2.41)         3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000             (1.44)          (2.43)      12.53          5.92
--------------------------------------------------------------------------------
Since inception*                 (6.08)          (6.08)      14.29          5.59
--------------------------------------------------------------------------------

THE FACTS - CLASS D SHARES
                                                   GAM
                                                Global
                                        Class D (after                   Average
                                   GAM         maximum        MSCI       1 Month
                                Global      sales load       World       Deposit
                               Class D         of 3.5%)      Index          Rate
30th June, 2000               US$18.30        US$18.96    1,377.72
--------------------------------------------------------------------------------
                                     %               %           %             %
--------------------------------------------------------------------------------
Quarter to June, 2000           (14.76)         (17.75)      (3.47)         1.58
--------------------------------------------------------------------------------
Jan - June, 2000                (14.53)         (17.52)      (2.41)         3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000             (0.97)          (4.44)      12.53          5.92
--------------------------------------------------------------------------------
2 years to June, 2000            (8.12)          (9.74)      14.29          5.59
--------------------------------------------------------------------------------
3 years to June, 2000             3.66            2.43       15.34          5.64
--------------------------------------------------------------------------------
Since inception*                 10.43            9.60       17.30          5.59
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.

THE COMMENT

   Investments made throughout the last six months have been based on three underlying assumptions/principles. Firstly, inflation throughout the major countries is likely to remain low (around 2%). Although there were periodic fears of a return to high inflation, recent numbers show that intense global competition and the impact of technology are keeping inflation at modest levels (2% in Europe, minus 1% in Japan, and 3% in the US due to the rise in the oil price). That should keep interest rates low and enhance the attraction of equities to investors. Secondly, the need to invest in growing industries. We have continued to avoid industries with poor long-term prospects such as automobiles, building materials, machinery, metals, real estate, textile and transportation. Finally, a stock selection focused on industry leaders, at a reasonable valuation compared to profit growth and interest rates.

   Most investors cannot recall a time when markets have been so volatile and polarized in favour of just two or three sectors - technology, media, and telecoms - and against those same sectors just a few months later.

   The Fund has had to adjust to these changing environments. In the summer of 1999 we had sold utilities, slow-growing consumer goods and banks, and invested in leading mobile phone companies (Nokia and Vodafone), software companies (Oracle and Siebel) and IT companies. In the second half of 1999 and the first quarter of 2000, the Fund benefited strongly from these changes and its exposure to the technology and telecom industries.

   As it entered the last quarter, ending June 2000, with a high telecom and technology exposure, the Fund has given back the gains it had achieved over the prior two quarters. At the end of May we sold most software/IT stocks due to a slowdown reported by some competitors, and mobile phone operators due to concerns over a slowdown in revenues until the third generation is introduced in three years, and concerns over high government-auctioned mobile license prices. Nokia (now trading at over 100 times earnings) has been sold, and Microsoft reduced to 1%, due to the general slowdown in the industry and Microsoft's weakening position. Sales proceeds have been reinvested across existing holdings. A consequence of these changes is a lower average PER for the Fund - in the 30 times range. With this, we are very comfortable with the Fund going forward.

   The seven to eight industries in which the Fund is exposed have strong volume growth and a good pricing environment. The 40 stocks in the Fund are the leaders within these industries, with excellent growth prospects and attractively cheap valuations. These industries are life insurance/financial services (Fortis, State Street), pharmaceuticals (Roche, Takeda), semiconductors (Philips, Linear Technology), media/advertising (Omnicom), cosmetics/consumer goods (L'Oreal, Colgate), retailing, and outsourcing. We have also built a position in the oil industry, which is currently 8% of the Fund, on account of a sharply rising oil price and mergers which should result in cost savings (such as Exxon Mobil, BP Amoco Arco).

                                        5
                                       ===
                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2000 (UNAUDITED)


                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
--------------------------------------------------------------------------------
EQUITIES - 100.9%
              FRANCE - 7.5%
      3,689   L'Oreal                              3,187,326
     11,902   Sanofi-Synthelabo                      565,759
      5,485   Total Fina B                           839,137
                                                  ----------
                                                   4,592,222
                                                  ----------
              JAPAN - 8.3%
     12,200   ORIX                                 1,798,766
      2,200   Rohm                                   642,517
      1,600   Ryohin Keikaku                         203,495
     38,000   Takeda Chemical                      2,491,686
                                                  ----------
                                                   5,136,464
                                                  ----------
              NETHERLANDS - 10.0%
    101,532   Fortis AMEV                          2,948,974
     49,690   Philips                              2,338,334
     13,518   Royal Dutch Petroleum                  838,309
                                                  ----------
                                                   6,125,617
                                                  ----------
              SWITZERLAND - 4.3%
        273   Roche Holding Genussscheine          2,654,283
                                                  ----------
                                                   2,654,283
                                                  ----------
              UNITED KINGDOM - 5.5%
    111,410   BP Amoco                             1,068,338
    159,261   WPP Group                            2,324,514
                                                  ----------
                                                   3,392,852
                                                  ----------
              UNITED STATES - 65.3%
     11,415   American International Group         1,341,262
     *4,529   Amgen                                  318,162
     38,157   Automatic Data Processing            2,043,784
      7,833   Chevron                                664,336
     *7,974   Clear Channel Communications           598,050
     40,960   Colgate-Palmolive                    2,452,480
     30,450   Computer Associates International    1,558,659
     18,684   Exxon Mobil                          1,466,694
    *35,911   Fiserv                               1,553,151
     57,162   Freddie Mac                          2,315,061
     23,424   General Electric                     1,241,472
     23,838   Home Depot                           1,190,410
     29,585   IMS Health                             532,530
     10,684   Intel                                1,428,317
     42,505   Linear Technology                    2,717,663
     28,887   Medtronic                            1,438,934
    *25,814   Microchip Technology                 1,504,068
     *8,103   Microsoft                              648,240
     28,252   Omnicom Group                        2,516,194
     44,281   Paychex                              1,859,802
     48,226   Pfizer                               2,314,848
    *28,937   Starbucks                            1,105,032
     24,141   State Street                         2,560,455
     12,647   Texaco                                 673,453
    *16,583   Univision Communications             1,716,341
     19,518   Walgreen                               628,236
     30,083   Wal-Mart Stores                      1,733,533
                                                  ----------
                                                  40,121,167
                                                  ----------
TOTAL EQUITIES (COST $58,386,262)                 62,022,605
                                                  ----------
TOTAL INVESTMENTS (COST $58,386,262**) - 100.9%   62,022,605
NET CURRENT LIABILITIES - (0.9)%                    (544,321)
                                                  ----------
TOTAL NET ASSETS - 100.0%                         61,478,284
                                                  ==========

*  Non-income producing security.
** Cost for federal income tax purposes is identical.

See notes to financial statements.

                                        6
                                       ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2000

[Table below represents pie chart in its printed piece]

NET CURRENT LIABILITIES    (0.9)%
SWITZERLAND                4.3%
FRANCE                     7.5%
JAPAN                      8.3%
NETHERLANDS               10.0%
UNITED KINGDOM             5.5%
UNITED STATES             65.3%


INVESTMENT ANALYSIS AS AT
30TH JUNE, 2000

[Table below represents pie chart in its printed piece]

NET CURRENT LIABILITIES     (0.9)%
HEALTH & PERSONAL CARE      22.0%
OTHER                        9.9%
BANKING                      4.2%
BUSINESS & PUBLIC SERVICES   6.1%
DATA PROCESSING
  & REPRODUCTION             6.3%
FINANCIAL SERVICES           6.7%
INSURANCE                    7.0%
MERCHANDISING                7.9%
ENERGY SOURCES               9.0%
ELECTRONIC COMP.
  & INSTRUMENTS             10.2%
BROADCASTING
  & PUBLISHING              11.6%


                                        7
                                       ===
                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                             GAM INTERNATIONAL FUND



FUND MANAGEMENT
--------------------------------------------------------------------------------

JEAN-PHILIPPE CREMERS JOINED GAM IN APRIL, 1992. HE IS THE INVESTMENT DIRECTOR RESPONSIBLE FOR GAM'S INTERNATIONAL/ GLOBAL INVESTMENTS. PRIOR TO THIS HE ANALYZED THE JAPANESE AND US STOCK MARKETS AT THE TOKYO INVESTMENT INFORMATION CENTRE IN HONG KONG. MR. CREMERS IS A GRADUATE IN APPLIED MATHEMATICS FROM UNIVERSITE CATHOLIQUE DE LOUVAIN, BELGIUM AND HAS AN MBA FROM CORNELL UNIVERSITY, NEW YORK.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.



REPORT TO SHAREHOLDERS
-------------------------------------------------------------------------------
THE FACTS - CLASS A SHARES
                                                   GAM
                                        Class A (after                   Average
                                   GAM         maximum         MSCI      1 Month
                         International      sales load         EAFE      Deposit
                               Class A          of 5%)        Index         Rate
30th June, 2000               US$26.25        US$27.63     1,678.61
--------------------------------------------------------------------------------
                                     %               %            %            %
Quarter to June, 2000           (17.43)         (21.56)       (3.90)        1.58
--------------------------------------------------------------------------------
Jan - June, 2000                (18.38)         (22.46)       (3.95)        3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000             (0.53)          (5.50)       17.44         5.92
--------------------------------------------------------------------------------
5 years to June, 2000             7.38            6.28        11.63         5.61
--------------------------------------------------------------------------------
10 years to June, 2000           11.24           10.67         8.28         5.27
--------------------------------------------------------------------------------
Since inception                  17.36           16.97        15.58         6.26
--------------------------------------------------------------------------------



   Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                        8
                                       ===
                        GAM GLOBAL FUND / FUND MANAGEMENT

[Figures below represent line chart in printed piece]

                                           GAM
                                 INTERNATIONAL
                                       CLASS A
                                        (AFTER
                             AVERAGE   MAXIMUM
             GAM      MSCI   1 MONTH     SALES
   INTERNATIONAL      EAFE   DEPOSIT      LOAD
         CLASS A     INDEX      RATE    OF 5%)
   -------------   -------   -------   -------
"1985"     10000     10000     10000     10000
           10013   10125.3   10020.9   9512.35
            9954   10153.2     10037    9456.3
            9960   10186.8     10053      9462
           10036   10256.3   10069.1    9534.2
           10018   10046.4   10085.3    9517.1
            9913   9875.99   10101.5   9417.35
           10217     10085   10117.7   9706.15
           10128   10258.2   10133.8    9621.6
           10043     10226     10151   9540.85
           10138   10334.6   10168.1    9631.1
           10328   10733.8   10185.2    9811.6
           10438   11013.9   10197.4    9916.1
           10299   10932.7   10212.1   9784.05
           10329   10849.9   10236.4   9812.55
           10576   11044.6   10253.3   10047.2
           10483   10873.3   10270.2   9958.85
           10490     11001   10287.1    9965.5
           10347   11010.9   10303.5   9829.65
           10745     11358   10319.9   10207.8
           10953   11507.3   10336.3   10405.3
           10922   11424.7   10352.7   10375.9
           10883   11582.4   10369.1   10338.8
           11083   11554.4   10384.1   10528.8
           11329   11801.1   10399.2   10762.5
           11207   11705.5   10409.9   10646.7
           11422   11859.4   10422.8   10850.9
           11485   12288.6   10444.3   10910.8
           11629   12599.7   10459.5   11047.5
           11580   12512.7   10472.4     11001
           11523   12387.6   10489.7   10946.8
           11605   12270.7   10505.7   11024.8
           11703   12395.7   10521.7   11117.8
           11832   12648.1   10537.6   11240.4
           11981   12735.1   10553.6     11382
           11814     12461   10569.6   11223.3
           11843   12173.8   10585.7   11250.8
           11884   12290.5   10601.7   11289.8
           12591   13062.7   10613.2   11961.5
           12886   13801.7   10629.3   12241.7
           12939   13842.7   10650.1     12292
           13102   13862.3   10666.3   12446.9
           13305   14073.9   10682.5   12639.8
           13795     14401   10698.7   13105.2
           13881     14664   10714.8     13187
           13833   14508.8     10731   13141.3
           14187   14643.9   10747.1   13477.7
           14806   15048.5   10756.4   14065.7
           14719   14918.8   10779.5     13983
           14834   14878.9   10796.1   14092.3
           15405   15344.2   10812.8   14634.8
           15386   15360.1   10824.7   14616.7
"1986"     15926   15795.9   10841.4   15129.7
           16344   15987.5   10862.8   15526.8
           16381   15806.1   10879.4     15562
           16256   15633.2     10896   15443.2
           16798   16155.5   10912.7   15958.1
           16957   16377.7   10929.3   16109.2
           17352     16901     10946   16484.4
         17577.5   17566.5   10962.6   16698.6
         17998.7     17794    10979.2  17098.8
         18208.8   18206.3   10995.9   17298.4
         18930.1   18847.2   11012.3   17983.6
           19361   19385.3   11028.8   18392.9
         19349.2   19596.3   11040.6   18381.8
         19649.3   20372.3     11057   18666.8
         20171.3   20109.6   11077.4   19162.7
         20625.7   20769.9   11093.1   19594.4
         21266.7   21806.4   11108.7   20203.3
         21577.5   21902.2   11124.4   20498.6
         21234.5     21937   11138.9   20172.8
         20976.2   21898.3   11153.4   19927.4
         20074.8   21115.9     11168   19071.1
         20276.3   21401.2   11178.3   19262.5
         20262.4   21158.9     11197   19249.3
         20531.4   21747.4     11212   19504.8
         20602.1   21773.5   11227.1     19572
         20618.2   22154.8   11237.8   19587.3
         20950.5   22458.5   11252.8   19902.9
         20574.3   22411.2     11272   19545.6
         20589.3   22593.7   11282.6   19559.8
         20199.1     22976   11301.7   19189.2
         20374.9   23731.9   11316.6   19356.2
         20437.1   23649.8   11330.4   19415.2
         21353.5   24927.4   11344.2   20285.8
         22338.5   26462.4   11358.1   21221.5
         22670.7   25942.1     11372   21537.2
         22911.9   26082.5   11385.8   21766.3
         22848.6   26223.1   11398.2   21706.2
         22238.8   24883.8   11410.6   21126.8
         22414.6     25442   11419.5   21293.8
         22539.9   25752.1   11431.9     21413
         22655.7   25722.3   11448.6   21522.9
           22436   25430.9   11461.8   21314.2

         21682.5   24036       11475   20598.4
         21775.8   24031.7   11488.1     20687
         21795.1   24001.5   11501.3   20705.3
         22265.6   24866.4   11514.1   21152.3
         21815.4   24316.9   11526.9   20724.7
         22387.8   25073.4   11539.7   21268.4
           23004     25878   11552.5   21853.8
         22963.3   25992.4   11566.4   21815.2
         22820.8     26085   11580.2   21679.7
         23263.4   26685.1   11590.1   22100.2
         23485.3   26913.6     11604     22311
"1987"   23783.2   27487.7   11614.1   22594.1
           24466   28211.1   11636.9   23242.7
         25440.2   29193.6   11651.3   24168.2
         25804.7   30132.9   11665.8   24514.4
         25754.3   29906.1   11680.3   24466.6
         25814.5   29823.7   11693.9   24523.8
         25695.8   29899.3   11707.4     24411
         26519.6   30431.3     11721   25193.6
         26686.7   31336.8   11734.6   25352.4
           26675   31237.2   11748.8   25341.2
         27648.3   32104.1     11763   26265.9
         27975.2   32663.8   11773.1   26576.5
         28715.5   33448.2   11787.3   27279.7
           29145   34224.2   11805.9   27687.8
         30791.2   36351.2   11820.5   29251.7
         30797.1   37163.8   11835.1   29257.2
           30177   36207.6   11849.6   28668.2
         31329.2   37930.8   11860.5   29762.8
         31421.6   38100.2     11880   29850.5
           30545   36886.5   11895.2   29017.7
         29938.1   36742.9   11910.4   28441.2
         30121.3   37322.1   11925.7   28615.2
         30685.7   38457.2     11942   29151.4
         30785.4   38212.4   11958.3   29246.1
         30351.5   36723.4   11969.9   28833.9
         29870.6     35556   11986.2   28377.1
         29775.4   34569.3   12006.8   28286.6
           30372   35485.1   12022.8   28853.4
         29410.3     33632   12038.8   27939.8
         30197.5   35533.4   12054.7   28687.7
         30352.9   35044.9   12061.6   28835.3
         30690.1   36094.6   12086.3   29155.6
         30955.4   36609.9   12101.9   29407.6
         31569.6   37850.9   12117.5   29991.1
         31666.4   38340.1   12133.2     30083
         30902.6   37412.7   12149.8   29357.5
         31200.2   37069.2   12166.4   29640.2
         31364.4   37071.1   12178.2   29796.2
         31189.9   37657.7   12194.8   29630.5
         31506.6   37805.9   12217.7   29931.3
         31884.8   38836.3   12235.8   30290.6
         28492.7   33952.2   12246.2   27068.1
         26239.6   31225.3   12272.1   24927.6
         25374.7     31955   12290.2   24106
         25181.2   30457.5   12306.7   23922.2
         25911.2   32386.8   12323.2   24615.7
         25873.1   33162.6   12339.7   24579.5
         25453.9   32566.4   12356.2   24181.2
         25074.2   32338.8   12375.2   23820.5
         26021.2   33556.4   12394.1   24720.1
         26241.1   33831.7   12410.4     24929
         26133.3     33373    12426.6  24826.7
"1988"   26123.4   33461.5   12439.2   24817.3
         25253.2   33109.1   12465.7   23990.6
         24960.6   33242.1   12482.5   23712.5
         24782.6   33990.3     12497   23543.4
         24701.5     34092   12516.2   23466.4
         24661.9   34086.6   12532.1   23428.8
         25536.1     34929     12548   24259.3
         25943.5   36164.8   12563.9   24646.3
         26360.8   37070.6     12573   25042.7
         26865.1   37619.4     12596   25521.8
         27215.1   37860.3   12612.1   25854.4
         27236.9   38391.9   12625.9     25875
         27054.9   38718.2   12639.8   25702.2
         27072.7   38762.9   12660.4   25719.1
         27270.4   39380.4   12676.5   25906.9
         27151     39438.7   12683.4   25793.5
         27163.4   39259.8   12708.6   25805.2
         27087.2   39658.6   12717.8   25732.9
         26288.6   38901.6   12741.8   24974.2
         26463.6   39013.7   12758.8   25140.4
         26720.8   38780.5   12775.9   25384.8
         27142.8   38641.5     12793   25785.7
         27402.2     39265   12811.3     26032
         27700.6   39579.3   12829.5   26315.6
         27202.5   38542.3   12845.1   25842.4
         26613.8   37095.9   12860.8   25283.1
           27466   37517.6     12885   26092.7
         27128.4   37651.9   12903.9     25772
         27066.7   37377.2   12922.9   25713.3
           27291   38217.7   12941.9   25926.4
         27404.2   38608.2   12960.8     26034
         26455.3   37077.1   12980.7   25132.6
         26599.4  37773.5    13000.6   25269.4
         26624.1   37101.2   13020.5   25292.9
         26296.8   35951.2   13040.4     24982
         27052.2   36666.7     13061   25699.6
         27122.2   36864.2   13081.6   25766.1
         27461.8     36913   13090.5   26088.8
         27352.8   37173.9     13117   25985.1
         27636.8   37439.4   13143.5   26254.9
         28081.4   38486.2   13164.3   26677.3
         29450.2   39502.1   13185.1   27977.7
         29999.7   40161.8   13205.9   28499.7
         30236.4   40753.6   13226.7   28724.6
         30464.9   41209.9   13247.7   28941.7
         31018.6     42372   13268.6   29467.7
         31553.7   43435.3   13289.5   29976.1
         31603.1   43218.7   13310.4     30023
         31940.7   43237.4     13335   30343.7
           31529   43043.1   13359.6   29952.6
         31473.5   42581.6   13384.1   29899.8
         31708.6   43139.2   13401.7   30123.2
"1989"   31995.4   43728.9   13419.2   30395.7
         32288.8   44464.1   13456.6  3 0674.3
         31503.7   44233.7     13480   29928.5
         32062.3   44583.9   13503.3   30459.2
         31669.8   43944.5     13520   30086.3
         32933.7   44838.7   13550.3     31287
         32866.8   45524.6     13574   31223.5
         32515.3   45129.8   13597.7   30889.5
         31637.4   44125.8   13614.6   30055.5
         31708.6   43989.4   13647.3   30123.2
         31663.3   43898.3   13673.3   30080.1
         31093.9   42642.9   13699.2   29539.2
         30934.3   43342.9   13717.8   29387.6
         31643.9   43930.3   13751.2   30061.7
         31538.2   43612.4   13777.4   29961.3
         31792.7   44086.5   13803.6   30203.1
           31480   43859.5   13829.8     29906
         31387.2   44119.9     13856   29817.8
         31747.4   44157.1   13881.9     30160
         30513.7   42753.4   13907.8     28988
         30223.9   41439.9   13933.7   28712.7
         30845.3   41686.2   13959.6   29303.1
         31124.5   41371.2   13985.2   29568.2
         30507.4   39946.4   14010.8     28982
           31687   40904.9   14036.4   30102.7
         31990.1   41512.2   14054.7   30390.6
         33470.7   42494.6   14087.6   31797.1
         34305.8   43578.3     14113   32590.5
         34787.7   43180.9   14138.3   33048.3
           35202   44585.8   14163.6   33441.9
         35690.4   46544.7   14188.9   33905.9
         35768.9   45890.7   14212.5   33980.5
         35526.9   44943.2     14236   33750.5
         35677.3   44787.5   14249.5   33893.5
         35542.1   44448.5   14283.1     33765
         35640.3   43615.1   14307.4   33858.3
           35130   43455.1   14331.7   33373.5
         35010.1     44015     14356   33259.6
         35555.2   45869.1   14373.4   33777.5
         35801.6   45365.5   14390.8   34011.6
         35559.6   43897.4   14429.5   33781.6
         34148.8     43999   14454.4   32441.4
         34604.5   44440.6   14479.2   32874.3
         34709.2   44156.4   14504.1   32973.7
         34227.3   43973.2   14528.1   32515.9
           35021   44461.2   14552.1     33270
         35234.7   44650.5   14576.1     33473
         36202.8   46188.1   14600.1   34392.7
           37195   47303.2   14624.4   35335.2
         37120.8   47634.5   14638.3   35264.8
         37183.7   47108.4   14673.1   35324.5
         38380.8   48524.4   14690.4   36461.7
"1990"   39975.4   48153.1   14714.8   37976.6
         39674.4   47720.9   14745.4   37690.7
           38390   46266.1     14769   36470.5
         37452.5   45598.4   14782.5   35579.9
         38674.9   46508.7   14812.9   36741.1
         39304.5   46704.8   14839.6   37339.2
         38277.4   46194.5   14862.8   36363.5
         37917.2   44714.4   14886.1   36021.4
           37774   43273.1   14909.4   35885.3
         37988.9   42204.7   14932.9   36089.4
         37718.5   40787.8   14956.5   35832.6
           37878   39309.2   14980.1   35984.1
         37808.6   39274.5     14997   35918.2
         37905.7   37814.7   15013.8   36010.4
         37762.4   38944.6   15051.4   35874.3
         37875.6     38848   15075.6   35981.9
         36888.9     38685   15099.7   35044.4
         36868.1     39202   15123.8   35024.7
           37975   40652.4   15148.5   36076.3
         38587.4   42199.7   15173.2     36658
         39273.8   42549.5   15197.8   37310.1
         39571.9   43097.9   15222.5   37593.3
         39826.1   42828.9   15236.2   37834.8
           39967   41966.9   15270.6   37968.7
         40052.5   41995.7   15294.7   38049.9
         40715.8   42380.9   15311.9     38680
           41825   43323.8   15329.1   39733.7
         42106.9   43342.6   15360.1   40001.6
         43070.6   44462.4   15387.6     40917
         42351.9   43088.3   15415.2   40234.3
           42680   43034.8   15435.8     40546
         39615.8   39749.4   15462.6     37635
         39715.1   40595.8   15479.2   37729.4
         37572.9   37907.4   15505.9   35694.3
         37822.5   38535.1   15525.9   35931.4
         38240.8   37821.2   15555.8   36328.7
           38183     38867   15576.1   36273.9
         37575.2   36894.7   15589.7   35696.5
           37083   34414.1   15620.1   35228.9
         37140.8   36108.1   15640.4   35283.8
         37988.9   37666.6   15675.1   36089.4
         38642.9   38781.2   15699.7   36710.7
         38917.9   39835.6   15724.3     36972
         37995.8   38807.9   15748.9     36096
         37471.2   38102.4     15759   35597.7
         37147.7   37941.5     15796   35290.3
         37235.5     37851   15809.5   35373.8
         37096.9   37558.3   15843.2     35242
         35978.4   36575.1   15866.8   34179.5
         37455.1   38791.1   15893.1   35582.3
         37351.1   38646.8   15919.3   35483.5
         35504.7     36753   15938.1   33729.4
"1991"   36224.8   37132.9   15964.3   34413.5
         35633.4   36477.5   15994.8   33851.7
         34737.8   35110.1   16017.8   33000.9
         36148.7   37099.3   16040.7   34341.3
         36607.8   38003.5   16063.7   34777.4
         38438.3   40016     16084.7   36516.4
         39263.5   41753.7   16105.7   37300.3
         38798.8   42168.1   16120.7   36858.9
         38483.4   42415.6   16144.7   36559.2
         38322.9   42006.9   16159.8   36406.7
         37959.3   41472.3   16190.2   36061.3
         37313.8   40360.8   16211.5   35448.1
         37395.5   39869.9   16226.7   35525.8
         38379.3   41591.2     16245   36460.4
         38184.8   41257.1   16273.6   36275.6
         38847.3   42161.1   16293.1   36904.9
         37181.3   40136.9   16301.4   35322.2
         37116.5   41094.9   16329.3   35260.6
         37451.9   40580.8   16350.4   35579.3
         37122.1   40508.6   16368.8     35266
         37257.4   40135.6   16387.2   35394.5
         37243.3     40632   16405.7   35381.1
         37167.2   40110.6   16413.5   35308.8
         36614.7   38905.9   16442.4     34784
         36530.1   38205.3   16460.7   34703.6
         36470.9   38236.5   16473.7   34647.4
         36558.3   37476.6   16489.4   34730.4
         36741.5   37761.2   16516.1   34904.5
         36840.2   38416.3   16534.8   34998.2
         37054.4   39276.6   16553.6   35201.7
         37127.7   39651.8   16567.1   35271.4
         37339.1   39735.9   16590.9   35472.2
         37071.4   39229.1   16609.4   35217.8
         36330     37861.3   16627.8   34513.5
         36938.9   38064.4   16646.3   35091.9
         37714.1   39239.6   16664.8   35828.4
         37897.3   39496.3   16672.4   36002.4
         38421.6     40125   16695.3   36500.5
         38201.7     40541   16713.1   36291.6
         39103.8   41683.3   16730.8   37148.6
         38697.9   41122.1   16752.9     36763
         38948.7   41039.2     16770   37001.3
         38458.2   41089.8   16777.3   36535.3
         39216.5   41403.4   16804.1   37255.7
         39715.5   41909.1     16811   37729.7
         39788.8   41765.7   16836.3   37799.3
         39788.8     40582   16852.4   37799.3
         39351.8   40060.9   16868.6   37384.2
         39253.2   39823.6   16884.7   37290.5
           39941   38931.1   16891.7   37943.9
         40376.2   39923.5   16917.5   38357.4
         41442.6     39551   16929.2   39370.5
"1992"   41897.3   41780.3   16945.6   39802.4
         42565.4   41721.3   16963.9   40437.1
         41382.2   39821.1   16977.5   39313.1
         41948.6   40940.5   16991.1   39851.1
         41835.9   40449.6   16996.9   39744.1
         41604.6   41028.6   17018.3   39524.3
         41506.7   40082.4   17031.6   39431.4
         40617.4   38686.7   17044.8   38586.5
         40886.9     39075   17058.1   38842.6
         41091.6   38748.3   17067.6     39037
         40738.7   37456.6   17077.1   38701.7
           40792   36752.2   17098.4   38752.4
         40735.7   37023.6     17108   38698.9
         40462.9   35745.1   17121.5   38439.7
         40848.4   34603.3   17138.9     38806
         40928.4   36746.2   17152.5     38882
         40972.6   36080.6     17166    3 8924
         41364.4   36950.3   17179.6   39296.1
         41946.9   37858.2   17188.5   39849.6
         42513.2   39051.9   17204.7   40387.5
         42959.8   39279.6   17210.1   40811.8
         42980.5   38382.3   17224.4   40831.5
         43659.6   39169.8   17235.2   41476.6
         43567.7   38682.9   17255.2   41389.3
         43876.1   37764.3     17268   41682.3
         44427.6   37170.7   17277.1   42206.2
         45498.1     38081     17290   43223.2
           46453   38221.3   17306.3   44130.3
         46977.9   38758.3   17318.9     44629
         46215.8   36231.2   17331.6     43905
         46719.9   36092.4     17337   44383.9
         47191.4   36714.7   17353.2   44831.8
         47674.7   34960.7   17367.7     45291
         47473.1   35225.4   17378.5   45099.4
         49071.4   37231.9   17389.3   46617.9
         49961.1   38756.4   17395.5     47463
         49972.9   39589.4   17411.2   47474.3
         46049.7     37501   17422.2   43747.2
         43357.1   38305.9   17430.1   41189.3
           47651   38272.5   17441.2   45268.5
           47141   37249.9   17448.7   44783.9
           46370   37496.6     17459   44051.5
         45287.6   36907.7   17475.1   43023.2
         44691.5   36549.5   17479.4     42457
         44383.1   36625.7   17495.6     42164
         44234.9   35643.8   17504.5   42023.1
         43315.6   35800.2   17516.5   41149.8
         43579.5   36175.8     17524   41400.5
         42749.2   36649.5   17531.5   40611.8
         43250.4   36866.8   17551.4   41087.8
         44048.1   37013.4   17565.2   41845.6
         43271.1   37536.2   17577.1   41107.6
         43285.9   36791.7     17589   41121.6
"1993"   43301.6   36742.2   17597.6   41136.5
           43165     35949   17614.5   41006.7
           44277   36491.2   17622.2   42063.2
         44829.8   36610.4     17636   42588.3
         43766.5   36746.9   17646.8   41578.2
         44143.7   37134.5   17657.1   41936.5
         45457.4   37556.7   17667.5   43184.5
         46364.6   37765.2   17677.9   44046.3
         47866.8   38479.7   17685.3   45473.5
         48253.7   39179.9   17698.6   45841.1
         46655.6   39291.7     17706   44322.9
         47561.1   39895.9   17716.4   45183.1
         48549.6   41279.5   17726.8   46122.2
         48595.2   43088.3   17740.2   46165.4
         50305.5   44241.6   17750.6   47790.2
           50312   43700.8     17761   47796.4
         50513.6   44567.6   17765.5   47987.9
         51212.7   45480.9   17780.4   48652.1
         51043.6   44552.5   17792.1   48491.4
         50773.7   44514.6   17800.8   48235.1
         51615.9   45757.2   17808.2   49035.1
         52051.6     46082   17822.8     49449
         51303.7   46205.7   17827.3   48738.6
         51388.3   45350.1   17844.1   48818.9
         50136.4   44034.8   17851.8   47629.6
           51268   45464.5   17862.4   48704.6
         51067.2   45048.1   17874.5   48513.8
         50695.7   45516.9   17886.5   48160.9
         50825.8   45558.8     17897   48284.5
         51652.3   46177.7   17907.5   49069.7
         53709.9   47873.5     17918   51024.4
         55410.5   48281.1   17928.5     52640
         57722.4   49571.9   17933     54836.3
         56750.2   48332.3   17949.5   53912.7
         58707.6   49448.4   17960.1   55772.3
         59757.9   49289.1   17970.6     56770
         59276.7   49272.4   17981.2   56312.8
         59040.7   47934.1   17990.2   56088.7
         61139.8   48436.5   17999.2   58082.8
         62372.2   49745.6   18012.8   59253.6
         64290.6   49830.1   18023.4   61076.1
         65500.2   49748.7     18034   62225.2
         64888.3   49347.5   18044.5   61643.9
         65945.7   49989.4   18049.1   62648.4
         65474.2   48127.7   18059.7   62200.5
         66810.6   48520.7   18076.3   63470.1
         65799.4   46899.9   18086.9   62509.4
         66612.3     47075   18091.5   63281.7
           69025   47489.3   18109.5   65573.7
         70267.1   47888.1   18121.4   66753.7
         74282.8   48659.5   18133.3   70568.7
         76929.6   48975.6   18141.8   73083.1
"1994"     77586   49354.6   18152.1   73706.7
         75781.6   49396.5   18168.1   71992.5
           76757   50624.4   18178.9   72919.2
         75543.7   50710.7   18185.2   71766.5
         76686.5     53459   18196.1   72852.2
           74196   51986.4   18211.2   70486.2
         73529.3   52278.6   18217.2   69852.8
         72802.6   52031.2   18226.1   69162.5
         70396.8   51934.7   18242.6     66877
         70509.7     51767   18254.8   66984.2
           70291   52633.2   18267.1   66776.4
           69081   51383.9   18277.6   65626.9
         69391.4   50871.2   18288.1   65921.9
         68216.7   50896.1   18304.1   64805.9
         67359.5   51992.2   18316.6   63991.6
         66516.4   51627.4   18321.9   63190.6
         67327.8   52410.3   18334.4   63961.4
         67239.6   51923.8   18354.1   63877.6
         66569.3   52180.5   18367.7   63240.9
         68036.8   52952.2   18381.3     64635
         68371.9   52475.9     18395   64953.4
         67983.9   52578.6   18408.6   64584.7
         66865.7   52910.5   18423.4   63522.4
         68086.2   53116.1     18434   64681.9
         69631.3   52360.7   18450.9   66149.7
         70481.5   53394.5   18463.5   66957.4
         70729.8   53560.5   18476.7   67193.3
         72167.6   54100.3   18490.2   68559.2
           70920   54571.1   18514.9     67374
         70294.4   53862.3   18530.6   66779.7
         70122.5   54807.6   18537.4   66616.4
         69423.7     54549   18555.2   65952.5
         69782.2   54790.8   18568.6   66293.1
         70850.5   55144.1     18593     67308
         69654.2   55143.3   18599.7   66171.5
         71044.4     54565   18625.5   67492.2
         71256.6   54225.8   18642.5   67693.8
         70733.4   54109.4   18659.4   67196.8
         71048.1   53658.1   18671.6   67495.7
         70905.4   52900.5   18688.5   67360.1
         71340.8   53921.8   18711.1   67773.7
         73393.2   54610.2   18728.8   69723.5
         73243.2   54137.8   18736.3     69581
         72672.4   54961.4   18764.2   69038.8
         72416.4   53742.6   18781.9   68795.5
         71256.6   53433.2   18792.1   67693.8
           71509   51938.2   18812.4   67933.6
         70672.3   52568.7   18832.7   67138.7
         70115.1   51900.3   18856.7   66609.4
         69701.7   51043.6   18878.1   66216.6
         69378.1   52069.4   18899.6   65909.2
         69309.1   52417.7   18914.9   65843.7
"1995"   68830.6   52301.5   18933.3   65389.1
         70351.3   52108.4   18963.8   66833.8
         70882.6   51867.4   18972.9   67338.5
           72083   50021.8   19006.5   68478.8
         72030.2   50934.3   19027.8   68428.7
         71762.6     50784   19049.5   68174.5
         72723.7   50974.5   19071.2   69087.5
         74881.1   51243.8   19092.8   71137.1
         76300.5   50547.2   19111.4   72485.5
         80169.2     52095   19136.5   76160.8
         81746.7   52115.1   19158.5   77659.4
         81134.4   51468.4   19180.5   77077.7
           82209     53077   19196.2   78098.6
           83158   53509.7   19224.5   79000.1
         81231.7   54532.8   19233.9   77170.1
         84350.2   55878.3   19268.7   80132.7
         83101.2   55633.9   19290.8   78946.1
         83413.5   56992.4     19313   79242.8
         83531.1   56737.8   19334.9   79354.5
         81126.3   55270.6   19356.9     77070
         82261.8   54639.9   19378.9   78148.7
         85205.9   55327.1   19391.5   80945.6
         86361.7   55958.7     19423   82043.6
         84617.9     54546   19445.1     80387
         84946.4   55186.6   19454.6     80699
         83494.6   54357.5     19483   79319.8
         84536.8   55367.1   19505.1   80309.9
         83766.3   57172.4   19527.4     79578
         83474.3     56656   19556.3   79300.6
         83681.1   57216.5   19578.7   79497.1
         83790.6   57126.3   19601.2   79601.1
         83871.7   56818.2   19610.3   79678.1
         80927.6   55968.6   19631.7   76881.2
         80951.9   55763.6   19665.3   76904.3
         81625.1   55121.2   19686.7   77543.8
         82517.2   55331.4   19708.4   78391.4
         82541.6   55823.6   19730.1   78414.5
         84317.8   55630.7   19739.4   80101.9
         84106.9   56057.4   19767.3   79901.6
         84390.8   56289.1   19782.8   80171.2
         84102.9   55254.4   19816.8   79897.7
         85234.3     55693   19832.3   80972.6
           87043   55551.5     19860   82690.8
         86592.8   54795.7   19881.6   82263.2
         87448.5   55393.5   19903.1   83076.1
         88567.8   55411.9   19924.5   84139.4
         88957.1   56450.3     19946   84509.2
         88413.6   56458.1   19967.4     83993
         90165.5   57513.4   19986.1   85657.3
         88888.1   57571.8   20004.8   84443.7
         89338.3     57763   20032.8   84871.4
           90476   59006.3   20048.3   85952.2
"1996"   90943.3   59379.3     20067   86396.1
         91198.1   59388.1   20097.5   86638.2
         91070.7   58994.2   20118.7   86517.1
         90815.8   58229.7   20139.8     86275
         89286.6   59278.2     20161   84822.3
         88182.2   59743.3   20178.4   83773.1
         88139.8     59600   20201.6   83732.8
         87545.1     59328   20213.2   83167.8
         87375.2   59461.1   20242.2   83006.4
         87205.3   59444.7   20262.1     82845
         84656.7   58318.2     20282   80423.8
         85676.1   59482.6   20290.5   81392.3
           85846   60224.6   20316.1   81553.7
         86610.6     60895   20333.2   82280.1
         84996.5   60855.2   20361.9   80746.6
         84741.6   60940.2   20382.2   80504.5
           84954   62147.6   20402.4   80706.3
           84062     62126     20414   79858.9
         83382.4   61447.4     20443   79213.2
         83254.9   61430.2   20463.3   79092.2
         82150.5   61174.5   20477.8     78043
         82745.2   60792.8   20503.9   78607.9
         83212.4   61096.9   20524.2   79051.8
         83000.1     61067   20544.6   78850.1
         83212.4   61691.4   20565.1   79051.8
         83467.3     61665   20579.7   79293.9
         84104.5   61401.4   20597.2   79899.2
         84146.9     60761   20626.7   79939.6
         85591.2     59813   20647.4   81311.6
         85251.3   58817.8   20668.2   80988.8
         87290.2     59988   20688.9   82925.7
         88861.9   60128.2   20709.7   84418.8
         88320.3   60472.7   20730.6   83904.3
         88873.6   61001.4   20745.4     84430
         88660.8   60866.9   20772.2   84227.8
         87894.7   59916.2     20793   83499.9
         87809.5   59854.4   20813.9   83419.1
         89512.1   61146.4   20813.9   85036.5
           89810   61747.7   20864.4   85319.5
           90789     61962   20870.3   86249.6
         91810.5   61376.3   20897.3     87220
         90576.2   61937.7   20918.3   86047.4
         90831.6   61576.4   20939.3     86290
           90789   61202.7   20960.4   86249.6
         93300.3   61886.9     20972   88635.3
         94577.2   62623.3   20995.2   89848.4
         96407.5   63684.4   21015.6   91587.1
         97556.7   63626.7   21041.8   92678.9
         97301.3   62691.1   21062.1   92436.2
         95428.5   62208.9   21083.6   90657.1
         94492.1   61690.9   21092.8   89767.5
         96621.6   61597.8   21120.4   91790.5
"1997"   98929.2     62776   21141.8   93982.8
         97689.9   61883.3   21169.6   92805.4
          100040   61630.1   21191.3   95038.3
          100980   60943.9   21203.7   95931.4
          100254   59729.2   21222.3   95241.3
          103074   60521.2   21256.3   97920.7
          105724     60876   21278.1   V100438
          106878   60924.4   21299.9   V101534
          107220   61935.4   21315.4    101859
          107262   61417.5   21334.1    101899
          107775   61614.5   21365.2    102386
          104185   61106.4   21386.9   98976.2
          104955     61487   21402.5     99707
          102391   60838.6   21424.2   97271.1
          105681   60017.5   21453.3    100397
          105339   60133.9   21476.2    100072
          107177   61628.6     21499    101818
          109143   62180.5   21512.1    103686
          112262   64524.2   21544.8    106649
          115040   66841.7   21567.8    109288
          113630   67541.5   21580.9    107948
          113672   67369.6   21613.7    107989
          114100     67019   21636.7    108395
          114698   68723.3   21659.8    108963
          114698   68874.4   21682.8    108963
          118288   70422.2   21699.3    112373
          119698   70189.9   21722.4    113713
          123330   70977.6   21752.1    117164
          127946   71580.5   21765.2    121548
          128159   71338.2   21798.2    121751
          129997   70794.1   21821.2    123497
          129783   69681.2   21840.9    123294
          126877   69385.1   21867.2    120533
          126942   68751.9   21890.2    120595
          121610   67178.4   21913.3    115529
          123459   66900.2   21936.3    117286
          120922   67074.7   21959.6    114876
          122255   67035.7   21982.8    116142
          125781   68973.1   21999.4    119492
          129823   69695.9   22022.7    123332
          129479   69950.7   22039.4    123005
          127329   68797.2   22076.4    120962
          125910   67691.8   22099.9    119614
          120062   64604.1   22109.9    114058
          121266     64837   22146.9    115202
          115804   61707.5   22170.5    110014
          118858   62739.8   22187.4    112915
          119288   62785.3     22211    113323
          123330   64445.4   22241.4    117163
          126254   64462.9   22252.1    119941
          127014   64790.4   22291.2    120664
          124908   62546.7     22309    118662
          127552   64067.9     22334    121174
"1998"    130869   63604.4   22366.8    124325
          127193   62346.4   22392.5    120834
          129883   65220.8   22418.2    123388
          129390   67218.3   22429.2    122920
          133513   69018.6   22454.9    126837
          133423   70001.9   22493.2    126752
          135619   69772.5   22516.8    128838
          137681   69942.4   22540.3    130797
          137367   71339.6   22563.9    130499
          139250   71454.1     22588    132287
          143418   72389.3   22605.2    136247
          145927   74338.9   22629.2    138631
          147899   73795.9   22653.3    140504
          149916   74817.9   22684.3    142420
          152785   76565.8   22708.5    145145
          149289     75233   22732.7    141824
          144986   72802.9   22753.4    137737
          150140   75127.5   22781.3    142633
          147810   74488.6   22805.7    140419
          147675   74649.5   22819.6    140292
          147989   73982.5   22847.5    140590
          150633   74164.3   22868.5    143102
          151081   73625.9   22889.3    143527
          148616   72581.1   22927.3    141186
          147406   72425.9   22944.7    140036
          150051   75333.4   22968.9    142548
          152785   76154.6   22993.4    145145
          157177   77242.7   23017.9    149318
          156863   76750.1   23042.4    149020
          155115     74872   23066.9    147359
          151485   72698.7   23091.4    143911
          148902   69741.6   23115.9    141457
          151495   71443.7   23140.4    143920
          147401   68157.1   23164.9    140031
          140394   67157.4   23189.3    133375
          138620   68301.1   23213.8    131689
          138984   67926.8   23238.2    132035
          135163   65296.7   23262.7    128405
          133525   63847.9   23287.2    126849
          130932   63862.1   23310.8    124385
          127884   66099.1   23334.2    121489
          126064   69436.2   23357.7    119761
          126109     68960   23381.1    119804
          127929   73398.1   23404.5    121533
          126064   71036.8   23427.8    119761
          128703   71968.1     23451    122267
          129521   74178.6   23474.3    123045
          128884   72558.4   23497.8    122440
          132160   74385.9   23522.6    125552
          130659   73760.2   23547.4    124126
          134844   76195.7   23572.2    128102
          135800   76674.1   23596.9    129010
"1999"    139849   80467.1     23620    132856
          132660   75872.1   23642.3    126027
          132842   78468.5   23664.7    126200
          130249   76493.6   23687.1    123737
          129476   76853.4   23709.3    123002
          126519   73939.5   23731.3    120193
          125973   74582.5   23753.3    119674
          127292   75553.8   23775.3    120928
          124426   73335.3   23797.4    118205
          124108   76635.9   23819.4    117902
          124244   78636.4   23841.5    118032
          122606   76466.6   23863.6    116476
          122151   78221.9   23885.7    116044
          121878   79895.4   23907.9    115784
          124199   81384.1     23930    117989
          121833   79251.5   23952.2    115741
          123562   81819.4   23974.4    117384
          123789   81047.1   23996.4    117600
          123061     80546   24018.4    116908
          121696   78459.5   24040.4    115612
          120832   77607.1   24062.4    114790
          120650   77887.7   24084.4    114618
          121423   80339.8   24106.6    115352
          121423   80558.2   24128.8    115352
          120878   80751.3   24151.1    114834
          120059   80263.7   24173.3    114056
          121833   82390.7   24197.1    115741
          119786   82152.2   24221.1    113796
          118603   82411.4   24245.2    112673
          116556     81536   24269.3    110728
          113917   82340.3   24293.3    108221
          112234   79578.4   24317.3    106622
          114372     82683   24341.4    108653
          115418   84064.5   24365.4    109647
          115373   84315.3   24389.4    109604
          116237   84560.6   24414.3    110425
          114463   84725.3   24439.1    108740
          113280   83565.8   24463.9    107616
          112188   82766.4   24488.8    106579
          113735     84964   24513.8    108048
          113690   84782.7   24538.9    108005
          113007   84199.2     24564    107357
          112552   84413.5   24589.1    106925
          117147   87108.2   24614.1    111290
          119058   88650.9   24639.2    113105
          121423   90039.8   24664.3    115352
          123289     89938   24689.3    117124
          125927   90455.6   24714.4    119631
          133161   92898.9   24744.9    126503
          128612   91541.4   24775.4    122181
          136982     94518   24805.9    130133
          144762   97083.7   24836.5    137524
"2000"    134935   93942.9   24865.1    128188
          136800   94725.7   24892.2    129960
          136527   94176.9   24919.3    129701
          139667     93322   24946.4    132683
          141122   93199.8   24973.6    134066
          151268   96603.2   25001.6    143704
          148765   94106.9   25029.6    141327
          151904     94823   25057.5    144309
          159320   96179.9   25085.5    151354
          158911   96341.2   25113.8    150965
          148811   93841.2   25142.1    141370
          150767   96371.6   25170.4    143229
          149448   98774.7   25198.7    141975
          130113   95781.2   25227.7    123607
          132933   96036.1   25257.3    126287
          121105   92650.1     25287    115050
          126473   93486.6   25316.6    120150
          125700   92424.5   25346.5    119415
          118466   90201.8   25376.8    112543
          118375   90042.1   25407.2    112457
          109868   87019.2   25437.6    104375
          113235     90696     25468    107573
          118148   95337.4   25499.6    112241
          118648   95240.1   25531.5    112716
          119376   94555.4   25563.4    113407
          119194   94029.3   25595.3    113235
          119422   94264.1   25604.4    113451

NOTE:The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

AVERAGE ANNUAL TOTAL RETURN -- CLASS A

[Figures below represent bar chart in printed piece]

                                   GAM
                         INTERNATIONAL
                               CLASS A
                                (AFTER
                               MAXIMUM
                         GAM     SALES     MSCI
               INTERNATIONAL      LOAD     EAFE
                     CLASS A    OF 5%)    INDEX
               -------------     -----    -----
1 Year                 (0.53)    (5.50)   17.44
5 Years                 7.38      6.28    11.63
10 Years               11.24     10.67     8.28
Since Inception        17.36     16.97    15.58


ANNUAL PERFORMANCE -- CLASS A

[Figures below represent bar chart in printed piece]

                         GAM
               INTERNATIONAL
                     CLASS A
                      (AFTER
                     MAXIMUM
               GAM     SALES     MSCI
     INTERNATIONAL      LOAD     EAFE
           CLASS A    OF 5%)    INDEX
YEAR             %         %        %
---- -------------     -----    -----
1996          8.98      3.53     6.36
1997          28.9    322.48     2.06
1998          7.22      1.85    20.33
1999          6.99      1.64     27.3
2000        (18.38)   (22.46)   (3.95)


--------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.


                                            GAM
                                  INTERNATIONAL
                        GAM             CLASS A          MSCI
              INTERNATIONAL      (AFTER MAXIMUM          EAFE
                    CLASS A   SALES LOAD OF 5%)         INDEX
YEAR                      %                   %             %
--------------------------------------------------------------------------------
1996                 8.98             3.53               6.36
1997                28.93            22.48               2.06
1998                 7.22             1.85              20.33
1999                 6.99             1.64              27.30
2000*              (18.38)          (22.46)             (3.95)
* 6 months

                                       9
                                      ===
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS             GAM

THE FACTS - CLASS B SHARES

================================================================================
                                                   GAM
                                         International                 Average
                                  GAM          Class B        MSCI     1 Month
                        International   (with deferred        EAFE     Deposit
                              Class B    sales charge)       Index        Rate

30th June, 2000            US$26.30                        1,678.61
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000        (17.55)         (21.68)          (3.90)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000             (18.60)         (22.67)          (3.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          (1.16)          (6.11)          17.44      5.92
--------------------------------------------------------------------------------
Since inception*             (10.76)         (12.04)          11.09      5.59
--------------------------------------------------------------------------------
================================================================================

THE FACTS - CLASS C SHARES

================================================================================
                                                  GAM
                                        International                  Average
                                  GAM         Class C         MSCI     1 Month
                        International  (with deferred         EAFE     Deposit
                              Class C   sales charge)        Index        Rate

30th June, 2000            US$26.27                        1,678.61
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000        (17.57)         (18.40)          (3.90)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000             (18.64)         (19.46)          (3.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          (1.20)          (2.19)          17.44      5.92
--------------------------------------------------------------------------------
Since inception*              (9.71)          (9.71)          12.28      5.59
--------------------------------------------------------------------------------
================================================================================

THE FACTS - CLASS D SHARES

================================================================================
                                                 GAM
                                       International
                                      Class D (after                   Average
                                  GAM        maximum         MSCI      1 Month
                        International     sales load         EAFE      Deposit
                              Class D       of 3.5%)        Index         Rate

30th June, 2000            US$26.07        US$27.02        1,678.61
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000        (17.47)         (20.36)          (3.90)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000             (18.43)         (21.28)          (3.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          (0.65)          (4.13)          17.44      5.92
--------------------------------------------------------------------------------
2 years to June, 2000        (10.79)         (12.37)          12.58      5.59
--------------------------------------------------------------------------------
3 years to June, 2000          0.19           (1.00)          10.48      5.64
--------------------------------------------------------------------------------
Since inception*               7.67            6.87           11.80      5.59
--------------------------------------------------------------------------------
================================================================================
 *Inception was on 26th May,  1998 for Class B shares,  19th May, 1998 for Class
  C shares and 18th September, 1995 for Class D shares.


 THE COMMENT

   Investments made throughout the last six months have been based on three underlying assumptions/principles. Firstly, inflation throughout the major countries is likely to remain low (around 2%). Although there were periodic fears of a return to high inflation, recent numbers show that intense global competition and the impact of technology are keeping inflation at modest levels (2% in Europe and minus 1% in Japan). That should keep interest rates low and enhance the attraction of equities to investors. Secondly, the need to invest in growing industries. We have continued to avoid industries with poor long-term prospects such as automobiles, building materials, machinery, metals, real estate, textile and transportation. Finally, a stock selection focused on industry leaders, at a reasonable valuation compared to profit growth and interest rates.

   Most investors cannot recall a time when markets have been so volatile and polarized in favour of just two or three sectors - technology, media, and telecoms - and against those same sectors just a few months later.

   The Fund has had to adjust to these changing environments. In the summer of 1999 we had sold utilities, slow-growing consumer goods and banks, and invested in leading mobile phone companies (Nokia and Vodafone), software companies and IT companies. In the second half of 1999 and the first quarter of 2000, the Fund benefited strongly from these changes and its exposure to the technology and telecom industries.

   As it entered the last quarter, ending June 2000, with a high telecom and technology exposure, the Fund has given back the gains it had achieved over the prior two quarters. At the end of May we sold most software/IT stocks due to a slowdown reported by some competitors, and mobile phone operators due to concerns over a slowdown in revenues until the third generation is introduced in three years, and concerns over high government-auctioned mobile license prices. Nokia (now trading at over 100 times earnings) has been sold. Sales proceeds have been reinvested across existing holdings. A consequence of these changes is a lower average PER for the Fund - in the 30 times range. With this, we are very comfortable with the Fund going forward.

   The seven to eight industries in which the Fund is exposed have strong volume growth and a good pricing environment. The 40 stocks in the Fund are the leaders within these industries, with excellent growth prospects and attractively cheap valuations. These industries are life insurance/financial services (Fortis,
AXA), pharmaceuticals (Roche, Takeda), semiconductors (Philips, Rohm), media/advertising (WPP), cosmetics/beverages (L'Oreal, Danone), speciality retailing, and outsourcing. We have also built a position in the oil industry, which is currently 10% of the Fund, on account of a sharply rising oil price and mergers which should result in cost savings (such as Total Fina Elf, BP Amoco
Arco).


                                       10
                                      ====
                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

================================================================================
STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2000+ (UNAUDITED)

                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------
EQUITIES - 100.4%
              FRANCE - 28.2%
    257,930   AXA-UAP                             40,541,179
      4,388   Cegedim                                354,047
    420,750   Danone                              55,712,097
      6,836   Hermes                                 921,444
     61,160   L'Oreal                             52,842,741
     55,386   LVMH Moet Hennessy                  22,787,348
    116,915   Pinault-Printemps-Redoute           25,916,550
    476,558   Sanofi-Synthelabo                   22,653,061
      5,600   Sodexho Alliance                     1,013,566
    225,286   Total Fina B                        34,465,956
                                                 -----------
                                                 257,207,989
                                                 -----------
              GERMANY - 0.2%
     11,226   Beiersdorf                             941,062
     16,535   Schering                               913,572
                                                 -----------
                                                   1,854,634
                                                 -----------
              HONG KONG - 3.1%
    793,000   Johnson Electric                     7,527,676
  4,076,000   Li & Fung New                       20,391,765
                                                 -----------
                                                  27,919,441
                                                 -----------
              ITALY - 2.6%
  1,217,300   Mediaset                            18,553,600
    475,376   TIM                                  4,845,422
                                                 -----------
                                                  23,399,022
                                                 -----------
              JAPAN - 13.4%
    163,020   ORIX                                24,035,640
    142,900   Rohm                                41,734,420
     50,700   Ryohin Keikaku                       6,448,255
     93,000   Secom                                6,790,240
    661,000   Takeda Chemical                     43,342,220
                                                 -----------
                                                 122,350,775
                                                 -----------
              NETHERLANDS - 23.6%
    772,424   Aegon                               27,423,680
  1,449,733   Fortis Amev                         42,107,167
    564,998   Heineken                            34,311,340
    983,117   Koninklijke Ahold                   28,872,827
  1,079,656   Philips                             50,806,927
    513,919   Royal Dutch Petroleum               31,870,306
                                                 -----------
                                                 215,392,247
                                                 -----------
              SINGAPORE - 3.0%
  1,346,000   Singapore Press Holdings            21,037,337
    596,000   Venture Manufacturing                6,072,128
                                                 -----------
                                                  27,109,465
                                                 -----------
              SPAIN - 0.6%
    388,280   Banco Bilbao Vizcaya Argentaria      5,788,552
                                                 -----------
                                                   5,788,552
                                                 -----------
              SWEDEN - 2.5%
    744,945   Assa Abloy                          14,926,560
   *101,345   NetCom Systems B                     7,468,710
                                                 -----------
                                                  22,395,270
                                                 -----------
              SWITZERLAND - 11.9%
     18,652   Nestle                              37,285,728
     16,969   Novartis                            26,846,199
      4,514   Roche Holding Genussscheine         43,888,030
                                                 -----------
                                                 108,019,957
                                                 -----------
              UNITED KINGDOM - 11.3%
  3,303,268   BP Amoco                            31,675,863
    *53,673   Energis                              2,011,650
  1,332,895   Marconi                             17,337,632
  1,177,264   Matalan                              9,276,987
  2,949,461   WPP Group                           43,049,227
                                                 -----------
                                                 103,351,359
                                                 -----------
TOTAL EQUITIES (COST $852,411,511)               914,788,711
                                                 -----------
TOTAL INVESTMENTS (COST $852,411,511**) - 100.4% 914,788,711
Net current liabilities - (0.4)%                  (3,889,594)
                                                 -----------
TOTAL NET ASSETS - 100.0%                        910,899,117
                                                 ===========
*  Non-income  producing  security.
** Cost for federal  income tax purposes is identical.
+ All securities have been segregated to collateralize forward exchange currency contracts and revolving demand note (Note 8).

See notes to financial statements.
================================================================================

                                       11
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2000

[Figures below represent pie chart in printed piece]

NET CURRENT LIABILITIES (0.4)%

FRANCE                   28.2%
NETHERLANDS              23.6%
JAPAN                    13.4%
SWITZERLAND              11.9%
UNITED KINGDOM           11.3%
HONG KONG                 3.1%
SINGAPORE                 3.0%
ITALY                     2.5%
SWEDEN                    2.5%
OTHER                     0.8%

INVESTMENT ANALYSIS AS AT
30TH JUNE, 2000

[Figures below represent pie chart in printed piece]

NET CURRENT LIABILITIES (0.4)%
HEALTH & PERSONAL CARE             21.1%
INSURANCE                          12.1%
ENERGY SOURCES                     10.8%
FOOD & HOUSEHOLD PRODUCTS          10.2%
BROADCASTING & PUBLISHING           9.1%
MERCHANDISING                       7.7%
APPLIANCES & HOUSEHOLD DURABLES     5.6%
ELECTRONIC COMP & INSTRUMENTS       5.2%
BEVERAGES & TOBACCO                 3.8%
OTHER                              14.8%


                                       12
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                             GAM PACIFIC BASIN FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[Photo omitted]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR, HAS OVERALL RESPONSIBILITY FOR ASIAN INVESTMENT POLICY. PRIOR TO JOINING GAMIN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 20 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAMPACIFIC BASIN ON 6TH MAY, 1997. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAMPACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


================================================================================
REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
The Facts - Class A Shares
                                                 GAM
                                       Pacific Basin
                                      Class A (after                   Average
                                 GAM         maximum           MSCI    1 Month
                       Pacific Basin      sales load        Pacific    Deposit
                             Class A          of 5%)          Index       Rate
30th June, 2000            US$11.84        US$12.46        2,330.30
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (5.96)         (10.66)          (5.56)     1.58
--------------------------------------------------------------------------------
Jan-June, 2000               (16.44)         (20.62)          (5.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000           9.75            4.26           21.82      5.92
--------------------------------------------------------------------------------
5 years to June, 2000          1.37            0.34            2.63      5.61
--------------------------------------------------------------------------------
10 years to June, 2000         5.77            5.23            2.56      5.27
--------------------------------------------------------------------------------
Since inception                7.48            7.06            1.63      6.03
--------------------------------------------------------------------------------
================================================================================

   Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       13
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

[Figures below represent line chart in printed piece]


                                        GAM
                                    PACIFIC
                                      BASIN
                                    CLASS A
                                     (AFTER
           GAM             AVERAGE  MAXIMUM
       PACIFIC       MSCI  1 MONTH    SALES
         BASIN    PACIFIC  DEPOSIT     LOAD
       CLASS A      INDEX     RATE   OF 5%)
 -------------    -------  -------  -------
"1987"   10000    10000    10000    10000
         10225    10045    10016.5  9713.75
         10364    9591.02  10029.3  9845.8
         10375    9696.05  10042.1  9856.25
         10462    9829.25  10054.9  9938.9
         10977    10223.2  10068.7  10428.2
         10474    10053.8  10082.4  9950.3
         10354    9467.63  10092.2  9836.3
         10214    9024.23  10106    9703.3
         10232    8477.62  10123.4  9720.4
         10582    8705.56  10136.8  10052.9
         10495    8100.68  10150.3  9970.25
         10766    8772.76  10163.8  10227.7
         10835    8710.3   10169.5  10293.2
         11142    9172.34  10190.4  10584.9
         11003    9378.01  10203.5  10452.8
         11155    9780.13  10216.7  10597.2
         11259    9849.09  10229.9  10696
         11168    9504.54  10243.9  10609.6
         11230    9334.68  10257.9  10668.5
         11234    9255.23  10267.9  10672.3
         11658    9564.31  10281.9  11075.1
         12013    9543.17  10301.2  11412.3
         12349    10008.5  10316.4  11731.5
         8159     8742.08  10325.2  7751.05
         8066     8342.64  10347    7662.7
         7990     8658.08  10362.3  7590.5
         7569     8075.55  10376.2  7190.55
         7997     8716.02  10390.1  7597.15
         8109     8956.79  10404    7703.55
         7938     8845.73  10417.9  7541.1
         7687     8788.28  10433.9  7302.65
         7966     9060.05  10449.9  7567.7
         8219     9047.55  10463.6  7808.05
         8187     8842.48  10477.3  7777.65
"1988"   8464     8924.9   10488    8040.8
         8261     8877.35  10510.3  7847.95
         8519     8983.99  10524.5  8093.05
         8449     9308.99  10536.6  8026.55
         8440     9355.31  10552.9  8018
         8280     9377.49  10566.3  7866
         8508     9581.65  10579.7  8082.6
         8696     9968.72  10593.1  8261.2
         8841     10242.8  10600.7  8398.95
         9034     10307.1  10620.1  8582.3
         9141     10367.6  10633.7  8683.95
         9244     10593.1  10645.3  8781.8
         9239     10837.2  10657    8777.05
         9199     10837.1  10674.5  8739.05
         9570     10992.5  10688    9091.5
         9408     10991.7  10693.8  8937.6
         9486     10938.9  10715.1  9011.7
         9764     11144.9  10722.8  9275.8
         9518     10927.5  10743    9042.1
         9629     10971.4  10757.4  9147.55
         9572     10840.5  10771.8  9093.4
         9660     10741.9  10786.2  9177
         9840     10915.5  10801.6  9348
         10081    11029.4  10817    9576.95
         10058    10637.8  10830.2  9555.1
         9865     10197.5  10843.4  9371.75
         9883     10276.4  10863.8  9388.85
         10118    10433.5  10879.8  9612.1
         10092    10298.2  10895.8  9587.4
         10209    10618.8  10911.7  9698.55
         10260    10764.2  10927.7  9747
         10028    10289.6  10944.5  9526.6
         10048    10546.8  10961.3  9545.6
         9820     10317.9  10978    9329
         9541     9937.78  10994.8  9063.95
         9737     10133    11012.2  9250.15
         9630     10223.5  11029.6  9148.5
         9527     10154.4  11037    9050.65
         9501     10226.7  11059.4  9025.95
         9317     10234.8  11081.8  8851.15
         9527     10579.1  11099.3  9050.65
         9648     10780.5  11116.8  9165.6
         9676     10963.8  11134.4  9192.2
         9608     11179.8  11151.9  9127.6
         9709     11352    11169.5  9223.55
         9781     11791.3  11187.2  9291.95
         9942     12128.8  11204.8  9444.9
         10080    12093.8  11222.5  9576
         10129    12110    11243.2  9622.55
         10148    12064.5  11263.9  9640.6
         10120    11803    11284.6  9614
         10167    12103.5  11299.4  9658.65
"1989"   10185    12243.9  11314.2  9675.75
         10581    12536.8  11345.8  10052
         10543    12439.1  11365.4  10015.8
         10576    12453.5  11385.1  10047.2
         10637    12188.4  11399.2  10105.2
         10821    12440    11424.8  10280
         10960    12705.6  11444.7  10412
         10725    12609.3  11464.7  10188.8
         10542    12307.8  11478.9  10014.9
         10574    12138.4  11506.5  10045.3
         10649    11928    11528.4  10116.5
         10623    11633.9  11550.3  10091.8
         10751    11936.4  11565.9  10213.5
         10899    12283.9  11594.1  10354
         11098    11978.4  11616.2  10543.1
         11217    11996.1  11638.3  10656.2
         11270    11977    11660.4  10706.5
         11503    12116.9  11682.5  10927.8

         11560    12158.9  11704.3  10982
         11496    11731.2  11726.2  10921.2
         11230    11336.1  11748    10668.5
         11228    11376.9  11769.8  10666.6
         10955    11135.4  11791.4  10407.2
         10874    10666.4  11813    10330.3
         11108    10886    11834.6  10552.6
         11183    11001.6  11850    10623.8
         11348    11287.1  11877.8  10780.6
         11607    11468.1  11899.1  11026.7
         11562    11288.5  11920.5  10983.9
         11906    11754.5  11941.8  11310.7
         12278    12344.8  11963.2  11664.1
         12430    12149.7  11983    11808.5
         12371    11935.5  12002.9  11752.5
         12528    11846.8  12014.2  11901.6
         12448    11612.1  12042.6  11825.6
         12436    11354.7  12063.1  11814.2
         12536    11295    12083.6  11909.2
         12605    11446.7  12104.1  11974.8
         13006    12084.5  12118.7  12355.7
         13059    11924.6  12133.4  12406
         13314    11568.6  12166    12648.3
         12820    11696.6  12187    12179
         13085    11853.6  12208    12430.8
         13207    11825.3  12228.9  12546.7
         13247    11739.2  12249.2  12584.7
         13377    11902.4  12269.4  12708.2
         13464    11933.7  12289.6  12790.8
         13632    12349.8  12309.8  12950.4
         13756    12529.1  12330.3  13068.2
         14056    12509.9  12342.1  13353.2
         14082.2  12355.5  12371.4  13378
         14537.3  12635.7  12386    13810.5
"1990"   14675.7  12358.8  12406.5  13942
         14703.4  12062.9  12432.3  13968.2
         14412.3  11616.3  12452.3  13691.7
         14193.9  11569    12463.7  13484.2
         14310.8  11784    12489.3  13595.2
         14485    11705.3  12511.8  13760.8
         14333.3  11655.6  12531.4  13616.7
         14049.3  11132.4  12551    13346.9
         13501.5  10642.2  12570.6  12826.4
         13739.3  10249.8  12590.5  13052.4
         13490.6  9707.44  12610.4  12816.1
         13313.5  9042.68  12630.3  12647.9
         13458    8992.99  12644.5  12785.1
         13089.8  8350.71  12658.7  12435.3
         13232.1  8763.97  12690.4  12570.5
         13390.7  8686.55  12710.7  12721.1
         13670.9  8778.98  12731.1  12987.4
         13524.3  9013.05  12751.4  12848.1
         13647    9239.85  12772.2  12964.7
         13995.7  9835.28  12793    13295.9
         14303.1  9874.25  12813.8  13587.9
         14333.5  10000.6  12834.6  13616.8
         14472.5  9928.47  12846.2  13748.9
         14424.7  9591.98  12875.2  13703.5
         14431.2  9549.68  12895.5  13709.7
         14655    9542.16  12910    13922.3
         14847.3  9797.02  12924.5  14104.9
         15197    9824.3   12950.6  14437.2
         15408.8  10097.1  12973.8  14638.4
         15287.2  9604.19  12997    14522.8
         15353.4  9488.32  13014.5  14585.8
         14220.5  8723.91  13037    13509.5
         14361.7  8939.96  13051.1  13643.7
         13861    8310.17  13073.5  13168
         14241.2  8351.12  13090.4  13529.1
         14260.7  8255.12  13115.7  13547.7
         14619.2  8752.16  13132.8  13888.2
         14127.1  8193.4   13144.2  13420.8
         13403.7  7575.28  13169.9  12733.5
         13428.7  7889.7   13187    12757.3
         13894.7  8389.18  13216.2  13199.9
         14080.4  8799.51  13237    13376.4
         14449.7  9005.62  13257.7  13727.2
         14129.3  8851.46  13278.4  13422.8
         13903.4  8532.81  13286.9  13208.2
         13873    8485.13  13318.2  13179.3
         13896.8  8279.3   13329.6  13202
         13903.4  8224.07  13358    13208.2
         13361.3  7813.65  13377.9  12693.3
         14042.4  8556.5   13400    13340.3
         13691.6  8604.7   13422.1  13007
         13302.7  8149.16  13437.9  12637.6
"1991"   13394.3  8318.17  13460.1  12724.6
         13220.9  8046.66  13485.8  12559.8
         12979.2  7814.4   13505.1  12330.2
         13489.4  8280.8   13524.5  12814.9
         13748.9  8417.04  13543.9  13061.5
         14296    8925.02  13561.6  13581.2
         14516.4  9359.22  13579.3  13790.6
         14575.7  9478.07  13591.9  13846.9
         14527.6  9361.59  13612.1  13801.2
         14762.6  9238     13624.9  14024.4
         14733    9196.29  13650.6  13996.4
         14765.8  9124.74  13668.5  14027.5
         14769.2  9021.9   13681.3  14030.7
         15209    9385.85  13696.7  14448.6
         15038.3  9281.5   13720.8  14286.4
         15193.2  9524.35  13737.3  14433.6
         14959.2  9142.53  13744.3  14211.2
         15036    9392.96  13767.8  14284.2
         15090.3  9240.09  13785.6  14335.8
         15082.4  9168.88  13801.1  14328.3
         15040.6  9051.03  13816.7  14288.5
         14800.9  9080.57  13832.2  14060.8
         14871    8972.11  13838.8  14127.4
         14578.1  8672.68  13863.1  13849.2
         14475.2  8559.3   13878.6  13751.5
         14467.3  8655.87  13889.6  13743.9
         14584.9  8524.98  13902.8  13855.7
         14664    8519.41  13925.3  13930.8
         14838.2  8603.9   13941.1  14096.3
         14880    8707.81  13957    14136
         15102.8  8884.8   13968.3  14347.6
         15112.9  8812.02  13988.4  14357.3
         14895.8  8651.22  14003.9  14151
         14383.6  8317.57  14019.5  13664.4
         14463.9  8175.32  14035.1  13740.7
         14819    8548.15  14050.7  14078
         14782.8  8582.36  14057.1  14043.6
         14992    8832.33  14076.4  14242.3
         15165    8982.61  14091.4  14406.7
         15465.7  9310.65  14106.3  14692.4
         15582.2  9395.67  14125    14803.1
         15542.6  9387.67  14139.4  14765.5
         15465.7  9409     14145.5  14692.4
         15462.3  9408.74  14168.1  14689.2
         15605.9  9484.71  14174    14825.6
         15594.6  9359.05  14195.3  14814.9
         15299.5  8996.83  14208.9  14534.5
         15193.2  8940.49  14222.5  14433.6
         15125.4  8897.8   14236.1  14369.1
         14935.4  8573.79  14242    14188.6
         15145.4  8795.9   14263.7  14388.1
         15000.8  8521.48  14273.6  14250.7
"1992"   15572.5  9155.14  14287.4  14793.9
         15853.3  9072.36  14302.8  15060.6
         15383    8530.36  14314.3  14613.9
         15979.7  8800.55  14325.8  15180.7
         15556.2  8559.15  14330.7  14778.3
         15898.9  8733.31  14348.7  15104
         15701.2  8492.43  14359.9  14916.2
         15435.8  8062.37  14371.1  14664
         15462.6  8130.35  14382.3  14689.4
         15214.6  7986.7   14390.2  14453.8
         14795.7  7590.02  14398.3  14055.9
         14721.2  7357.91  14416.2  13985.2
         14834.6  7513.8   14424.3  14092.9
         14394.1  7070.93  14435.7  13674.4
         14141.3  6545.3   14450.4  13434.2
         14405.9  7019.62  14461.8  13685.6
         14405.6  6816.95  14473.3  13685.3
         14840.5  7028.07  14484.7  14098.5
         15186.8  7195.11  14492.2  14427.4
         15513.2  7527.3   14505.9  14737.5
         15389.7  7545.48  14510.4  14620.2
         15406.3  7343.1   14522.5  14636
         15687.4  7575.64  14531.6  14903
         15533.8  7460.13  14548.4  14757.1
         15354.3  7111.55  14559.2  14586.6
         15150    6918.39  14567    14392.5
         15440.5  7195.82  14577.8  14668.5
         15308.2  7249.26  14591.5  14542.8
         15481.9  7394.68  14602.2  14707.8
         14763.8  6825.39  14612.8  14025.6
         14359.8  6617.86  14617.4  13641.8
         14683.4  6899.63  14631.1  13949.3
         14190.9  6462.24  14643.3  13481.4
         13977.1  6471.22  14652.4  13278.3
         14630.3  7297.67  14661.5  13898.8
         15128.7  7726.74  14666.7  14372.3
         15277.5  8084.77  14680    14513.7
         15087.4  7656.15  14689.3  14333
         15486.6  7965.09  14695.9  14712.2
         15233.8  7702.96  14705.3  14472.1
         15239.7  7636.39  14711.6  14477.8
         15385    7710.31  14720.3  14615.8
         15350.8  7585.01  14733.8  14583.2
         15556.3  7492.77  14737.5  14778.4
         15806.7  7578.55  14751.1  15016.3
         15492.5  7273.88  14758.7  14717.9
         15157.1  7297.59  14768.8  14399.2
         15256.3  7477.47  14775.1  14493.5
         15261    7457.87  14781.4  14497.9
         15218.5  7497.97  14798.2  14457.6
         15353.1  7575.85  14809.9  14585.5
         15459.4  7729.59  14819.9  14686.4
         15497.2  7488.29  14829.9  14722.3
"1993"   15453.9  7398.27  14837.2  14681.2
         15456.3  7236.51  14851.4  14683.5
         15578.1  7280.85  14857.9  14799.2
         15541.6  7295.26  14869.5  14764.5
         15701.1  7523.16  14878.6  14916
         16055.5  7634.88  14887.4  15252.7
         16230.8  7723.67  14896.1  15419.3
         16216.2  7812.84  14904.8  15405.4
         16336.8  7842.12  14911.1  15520
         16677.8  8152.85  14922.3  15843.9
         16649.2  8281.99  14928.6  15816.8
         16871.4  8458.97  14937.3  16027.8
         17211.2  8789.69  14946.1  16350.6
         18096.5  9561.98  14957.4  17191.7
         18531    9785.86  14966.2  17604.4
         18478.4  9627.62  14974.9  17554.4
         18675.5  9953.13  14978.7  17741.7
         18892.2  10254.8  14991.2  17947.6
         18785.7  9985.36  15001.1  17846.4
         19010.9  10027.5  15008.5  18060.4
         19252.1  10451.8  15014.7  18289.5
         19355    10508.4  15027    18387.2
         19543.5  10624.3  15030.9  18566.3
         19110.1  10355.5  15045    18154.6
         18750.2  9896.68  15051.4  17812.7
         18888.2  10319.6  15060.4  17943.8
         19039.9  10245.8  15070.6  18087.9
         19246    10401.9  15080.7  18283.7
         19323.1  10406.1  15089.6  18357
         19493.6  10600.5  15098.4  18518.9
         19894.9  11011.9  15107.3  18900.1
         20251.2  11162.9  15116.1  19238.6
         20395.6  11343.7  15119.9  19375.8
         20164.2  10877.2  15133.9  19156
         20509.5  11178    15142.8  19484
         20769    11108.3  15151.6  19730.6
         20592.7  11039.5  15160.5  19563.1
         20356.1  10696.9  15168.2  19338.2
         20658.8  10761.2  15175.8  19625.9
         21193.9  11068.9  15187.2  20134.2
         21411.8  11056.5  15196.2  20341.2
         21524.4  11037.9  15205.1  20448.2
         21380.9  10920.3  15214    20311.8
         21842.7  11110.4  15217.8  20750.6
         21351.8  10635.1  15226.7  20284.2
         21523.2  10688.9  15240.8  20447
         20871.9  10170.8  15249.7  19828.3
         20699.2  9992.73  15253.6  19664.3
         21226.9  9868.47  15268.7  20165.6
         21983.5  10102.6  15278.8  20884.3
         22235.7  10066.8  15288.8  21123.9
         23082.9  10057.6  15296    21928.8
"1994"   24221.6  10308.6  15304.6  23010.5
         23378.1  10256.3  15318.1  22209.2
         24045    10602.1  15327.3  22842.8
         23886.1  10680    15332.6  22691.8
         25108.4  11430.3  15341.7  23853
         24739.8  11225.9  15354.5  23502.8
         24607    11255.1  15359.5  23376.7
         24769.4  11268    15367.1  23530.9
         24130.1  11505    15381    22923.6
         23838.8  11268.9  15391.3  22646.8
         24087.5  11487.4  15401.6  22883.2
         23416    11143.5  15410.5  22245.2
         23297.4  11152.8  15419.3  22132.5
         23310.3  11130.4  15432.8  22144.8
         23917.4  11410.2  15443.3  22721.5
         23956.1  11354.6  15447.9  22758.3
         24418.8  11369.7  15458.4  23197.9
         24261.6  11292.5  15475    23048.5
         24408.5  11403.6  15486.4  23188.1
         24951.2  11545.9  15498    23703.6
         24983.4  11622.7  15509.4  23734.2
         25410.1  11834.5  15521    24139.6
         25448.7  11858.6  15533.4  24176.3
         25522.2  11964.3  15542.3  24246.1
         25184.5  11820.9  15556.6  23925.3
         25006.6  12095.7  15567.2  23756.3
         25291.6  12150.8  15578.4  24027.1
         25438.8  12101.3  15589.7  24166.9
         25937.1  12169.8  15610.6  24640.3
         25592.8  11940.3  15623.8  24313.1
         26173.4  12039.2  15629.5  24864.8
         26519.2  12018.8  15644.6  25193.2
         26767.6  12136.9  15655.8  25429.2
         26606.9  12170.5  15676.4  25276.6
         27099.8  12105.3  15682    25744.8
         26866.2  11923.9  15703.8  25522.9
         26496.2  11866.8  15718.1  25171.4
         26455.7  12007.7  15732.4  25132.9
         26151.8  11775.9  15742.6  24844.2
         26255.8  11777.3  15756.9  24943
         26330.1  11853.1  15775.9  25013.6
         26481.3  11967.5  15790.9  25157.3
         26168.1  11903.2  15797.2  24859.7
         26281.5  12024.4  15820.7  24967.4
         26178.8  11649.6  15835.7  24869.9
         25879.1  11566.1  15844.2  24585.1
         24654.2  11289.5  15861.4  23421.5
         24909.5  11430.8  15878.5  23664
         24679.9  11263.8  15898.7  23445.9
         23957.4  11056.9  15916.8  22759.6
         24690.6  11274.2  15934.9  23456.1
         25021.6  11400.7  15947.8  23770.5
"1995"   24843.9  11297.8  15963.3  23601.7
         24177.6  11257.9  15989    22968.7
         23694.7  11063.6  15996.8  22509.9
         22480.9  10484.4  16025    21356.9
         22629.9  10746.5  16043    21498.4
         22915.1  10639.6  16061.3  21769.3
         22598.4  10544.4  16079.6  21468.5
         22495.2  10684.7  16097.8  21370.5
         22286    10344.7  16113.5  21171.7
         22296.1  10889.4  16134.6  21181.2
         22298.9  10941.8  16153.2  21184
         22187.1  10634.4  16171.7  21077.8
         22586.9  11140.1  16185    21457.6
         22773.2  11136.2  16208.8  21634.6
         22879.3  11576.1  16216.8  21735.3
         22932.3  11949.7  16246.1  21785.7
         23084.2  11714.2  16264.8  21930
         23651.7  12031.1  16283.4  22469.1
         23935.4  11912.4  16302    22738.6
         24259.3  11496    16320.5  23046.3
         24222    11235.1  16339    23010.9
         24107.4  11342.2  16349.7  22902
         24381.1  11429.9  16376.2  23162
         23643.1  10920.7  16394.8  22460.9
         23902.4  11053.3  16402.8  22707.3
         23865.2  10939.4  16426.8  22671.9
         24243.5  11001.4  16445.4  23031.3
         25703.7  11594.3  16464.2  24418.5
         25309.7  11420.7  16488.6  24044.2
         25309.7  11455.7  16507.5  24044.2
         25415.7  11324.7  16526.4  24144.9
         25490.2  11354.4  16534.2  24215.7
         25571.9  11337.2  16552.2  24293.3
         25420.6  11224.5  16580.5  24149.6
         25622.5  11031.3  16598.6  24341.3
         25667    10971.5  16616.8  24383.7
         25739.8  11119.8  16635.2  24452.8
         25849.6  10945.5  16643    24557.1
         25628.4  11180.1  16666.5  24347
         25865.9  11173.4  16679.6  24572.6
         25701.2  10957    16708.3  24416.1
         25794.7  10981.1  16721.3  24504.9
         25638.8  10963.8  16744.7  24356.9
         25356.7  10649    16762.9  24088.9
         25465.1  10804.5  16781    24191.9
         24504.6  10777.8  16799.1  23279.4
         24875.8  11048.2  16817.1  23632
         25279.6  11146.5  16835.2  24015.6
         26180.6  11520.7  16851    24871.6
         26246    11606.8  16866.7  24933.7
         26053    11709.6  16890.3  24750.3
         26402.2  11886.4  16903.4  25082.1
"1996"   26728.7  11803.3  16919.2  25392.3
         26930.9  11951.3  16944.9  25584.3
         26993.1  11866.6  16962.8  25643.4
         26915.3  11573.2  16980.6  25569.6
         27723.9  11875.8  16998.5  26337.7
         27817.2  12009.6  17013.1  26426.3
         27692.8  11925.3  17032.7  26308.1
         27615    11827.5  17042.5  26234.3
         27319.6  11687.3  17066.9  25953.6
         27304    11694    17083.7  25938.8
         26029    11413.7  17100.5  24727.6
         26837.6  11670    17107.7  25495.7
         27288.5  12004.7  17129.2  25924.1
         27521.7  12115.7  17143.6  26145.6
         27755    12088.6  17167.8  26367.2
         28174.8  12151    17184.9  26766.1
         28314.7  12489.1  17202    26899
         28330.3  12582.7  17211.7  26913.8
         28128.1  12440.8  17236.2  26721.7
         28159.2  12332.1  17253.3  26751.3
         27708.3  12264.6  17265.5  26322.9
         27739.4  12085.8  17287.6  26352.4
         27459.5  12029.1  17304.7  26086.6
         27506.2  12025.5  17321.9  26130.9
         27552.8  12214.7  17339.1  26175.2
         27428.4  12253.1  17351.4  26057
         27568.4  12017.2  17366.2  26190
         27288.5  11792.7  17391.1  25924.1
         26448.8  11654.2  17408.5  25126.4
         26060.1  11417.2  17426    24757.1
         25858    11620.3  17443.5  24565.1
         26324.5  11475.9  17461.1  25008.2
         26309.8  11584.7  17478.7  24994.4
         26482.5  11681.1  17491.2  25158.4
         26451.1  11484.3  17513.8  25128.6
         25995.9  11261.8  17531.3  24696.1
         25870.3  11253.3  17548.9  24576.8
         26325.6  11601.4  17548.9  25009.3
         26372.6  11570.4  17591.5  25054
         26686.6  11631.8  17596.5  25352.3
         26105.8  11372.5  17619.2  24800.5
         26200    11551.6  17637    24890
         26152.9  11335.8  17654.7  24845.2
         25776.1  11178.7  17672.4  24487.3
         26074.4  11295.3  17682.2  24770.7
         26372.6  11453.5  17701.8  25054
         26875    11612.8  17719    25531.2
         27408.7  11614.5  17741.1  26038.3
         26780.8  11340    17758.2  25441.8
         26827.9  11248.9  17776.3  25486.5
         26043    10995.4  17784.1  24740.8
         25956.6  10755.5  17807.3  24658.7
"1997"   26283.8  10857.8  17825.4  24969.6
         26456.1  10661.7  17848.8  25133.3
         26473.3  10325.6  17867.1  25149.6
         26748.9  10141.6  17877.6  25411.4
         26542.2  9855.71  17893.2  25215.1
         26266.6  9775.23  17921.9  24953.3
         26335.5  9869.24  17940.3  25018.7
         26387.2  9906.48  17958.7  25067.8
         26490.5  10226.4  17971.8  25166
         26111.6  9998.07  17987.5  24806
         26111.6  9884.6   18013.8  24806
         25508.7  9895.59  18032.1  24233.3
         25715.4  9903.99  18045.2  24429.7
         25560.4  9824.67  18063.5  24282.4
         25681    9496.73  18088    24396.9
         25767.1  9552.29  18107.3  24478.8
         26042.7  9899.76  18126.6  24740.6
         25853.2  9989.37  18137.6  24560.6
         26869.4  10509    18165.2  25526
         27282.8  10923.1  18184.6  25918.7
         27558.4  11061.7  18195.6  26180.5
         27937.3  11165.2  18223.3  26540.5
         28643.5  11221.2  18242.6  27211.3
         28333.5  11477.8  18262.1  26916.8
         28402.4  11457.9  18281.6  26982.3
         28746.9  11644.7  18295.5  27309.5
         29160.2  11515.9  18314.9  27702.2
         28299    11346.4  18339.9  26884.1
         28522.9  11393    18351    27096.8
         28505.7  11358.1  18378.8  27080.4
         29022.4  11298.2  18398.2  27571.3
         28884.7  11105.8  18414.8  27440.4
         28057.9  11112.7  18437    26655
         27303.2  10966.4  18456.4  25938.1
         26154.6  10562.3  18475.8  24846.8
         24581.8  10291.6  18495.2  23352.7
         25394.7  10479.2  18514.9  24124.9
         24440.4  9981.2   18534.5  23218.4
         24740.8  10334.8  18548.5  23503.8
         24846.8  10190.8  18568.1  23604.5
         24334.3  10113.8  18582.2  23117.6
         23698.2  9819.92  18613.4  22513.2
         22302.1  9714.21  18633.2  21187
         20570.2  9132.31  18641.7  19541.7
         21065    8931.97  18672.8  20011.8
         19686.6  8236.42  18692.7  18702.3
         19527.6  8286.18  18706.9  18551.2
         19598.2  8253.58  18726.9  18618.3
         20075.4  8490.84  18752.5  19071.6
         19969.4  8453.18  18761.5  18970.9
         18551.3  8417.1   18794.5  17623.7
         17848.7  7822.25  18809.5  16956.3
         18399.4  8106.76  18830.5  17479.4
"1998"   17336    7806.47  18858.2  16469.2
         16462.6  7726.8   18879.9  15639.5
         17089.2  8423.02  18901.6  16234.7
         16880.3  8711.89  18910.9  16036.3
         18266.5  8866.3   18932.5  17353.1
         18931    9116.84  18964.8  17984.5
         18532.3  8690.42  18984.7  17605.7
         18722.2  8504.15  19004.5  17786.1
         19234.8  8894.72  19024.4  18273.1
         18741.2  8557.27  19044.7  17804.1
         18912.1  8472.46  19059.2  17966.4
         19519.7  8513.9   19079.5  18543.7
         18893.1  8256.32  19099.8  17948.4
         18950    8324.72  19126    18002.5
         19045    8489.82  19146.3  18092.7
         18741.2  8259.08  19166.7  17804.1
         18361.4  8064.88  19184.2  17443.3
         17886.7  7984.22  19207.7  16992.4
         17260.1  7863.15  19228.3  16397.1
         17222.1  7852.61  19240    16361
         16918.3  7721.99  19263.6  16072.4
         16329.7  7536.23  19281.2  15513.2
         15304.3  7250.61  19298.8  14539.1
         15057.5  7159.62  19330.8  14304.6
         15152.4  7233.63  19345.4  14394.8
         15646.1  7861.04  19365.9  14863.8
         15798    7786.89  19386.6  15008.1
         15722.1  7795.71  19407.2  14936
         15722.1  7682.52  19427.9  14936
         15152.4  7434.71  19448.6  14394.8
         14810.6  7312.18  19469.2  14070.1
         14064.9  6861.62  19489.8  13361.6
         14147.4  7016.61  19510.5  13440
         13879.3  6792.21  19531.1  13185.3
         12827.5  6846.47  19551.7  12186.1
         13095.6  6954.38  19572.4  12440.8
         13054.4  6909.37  19593    12401.6
         12415    6602.64  19613.6  11794.3
         13178.1  6597.2   19634.2  12519.2
         12951.2  7198.77  19654.1  12303.7
         13508.1  7143.62  19673.9  12832.7
         15364.1  7875.85  19693.7  14595.9
         15446.6  7574.07  19713.4  14674.3
         17034.6  8275.42  19733.1  16182.9
         16601.5  7895.17  19752.8  15771.4
         17096.5  8003.64  19772.4  16241.6
         18003.9  8268.6   19792    17103.7
         17735.8  8224.74  19811.8  16849
         18065.8  8368.11  19832.7  17162.5
         17407.3  8136.7   19853.6  16536.9
         17621.9  8089.44  19874.5  16740.8
         17579    8201.41  19895.4  16700.1
"1999"   17943.9  8202.76  19914.8  17046.7
         17922.4  8139.26  19933.7  17026.3
         18244.4  8386.67  19952.5  17332.2
         17471.7  8372.37  19971.4  16598.1
         16935.1  8450.98  19990.2  16088.3
         16205.3  8173.71  20008.7  15395
         16720.5  8065.44  20027.3  15884.4
         17106.8  8057.58  20045.8  16251.5
         17020.9  7985.55  20064.4  16169.9
         18115.6  8694.33  20083    17209.8
         18609.3  9250.17  20101.6  17678.8
         18587.8  9070     20120.2  17658.4
         18952.7  9262.15  20138.9  18005.1
         19661    9528.78  20157.6  18678
         20240.6  9826.11  20176.2  19228.5
         20777.2  9652.59  20194.9  19738.3
         21421.1  9950.33  20213.6  20350
         22451.3  9790.51  20232.2  21328.8
         22150.8  9847.05  20250.8  21043.3
         21442.5  9200.01  20269.3  20370.4
         21034.7  9333.53  20287.8  19983
         21356.7  9550.73  20306.4  20288.8
         22215.2  9832.51  20325.2  21104.5
         22065    10007.4  20343.9  20961.7
         23610.4  10063    20362.6  22429.9
         23524.5  10152.1  20381.3  22348.3
         24082.6  10445.2  20401.4  22878.5
         24018.2  10621.6  20421.7  22817.3
         23524.5  10764.8  20442    22348.3
         22923.6  10587.6  20462.3  21777.4
         23363.7  10814.9  20482.6  22195.5
         22161.2  10339.9  20502.8  21053.1
         22869.8  10943.8  20523.1  21726.3
         23406.7  11099.7  20543.3  22236.3
         23256.3  11161    20563.6  22093.5
         23256.3  11050.6  20584.5  22093.5
         23814.7  11717    20605.5  22623.9
         22783.9  11387    20626.4  21644.7
         22418.9  11024.8  20647.3  21297.9
         23320.8  11293.8  20668.4  22154.7
         23041.6  11299.5  20689.6  21889.5
         22805.4  11294.7  20710.8  21665.1
         23170.4  11475.8  20731.9  22011.9
         24115.3  11716.4  20753    22909.5
         25017.2  11913.1  20774.2  23766.3
         25489.6  11988.2  20795.3  24215.2
         26348.6  12334.1  20816.4  25031.2
         26305.7  12294.9  20837.6  24990.4
         27357.9  12311.9  20863.3  25990
         27757.8  12269.5  20889    26369.9
         29066.1  12727.5  20914.8  27612.8
         30766.9  13063.5  20940.5  29228.5
         29240.5  12496.3  20964.6  27778.5
         28891.6  12348.1  20987.4  27447
         27954    12263.7  21010.3  26556.3
         28433.7  12372.2  21033.2  27012
         28935.2  12444.6  21056.1  27488.5
         28978.8  12614.7  21079.7  27529.9
         28215.7  12270.2  21103.3  26804.9
         27125.4  11929.1  21126.9  25769.2
         27299.9  12489.5  21150.5  25934.9
         26885.6  12328.8  21174.3  25541.3
         26122.4  11926.9  21198.2  24816.3
         26602.1  12187.6  21222    25272
         27365.3  13001.3  21245.9  25997
         26907.4  12828.9  21270.4  25562
         27190.8  12813.9  21295.3  25831.3
         25838.9  12258.5  21320.3  24547
         26405.9  12389    21345.3  25085.6
         26318.6  12414.3  21370.5  25002.7
         25032.1  12068.9  21396.1  23780.5
         24857.7  11891.2  21421.7  23614.8
         23200.5  11463.3  21447.3  22040.5
         23527.6  11479.5  21472.9  22351.2
         25337.4  12189.3  21499.6  24070.5
         24901.3  11896.1  21526.5  23656.2
         25533.7  12290.9  21553.4  24257
         25751.7  12312    21580.3  24464.1
         25817.1  12367.3  21588    24526.3

NOTE:The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

-----------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[Figures below represent bar chart in printed piece]

                                        GAM
                              PACIFIC BASIN
                  GAM                CLASS A       MSCI
        PACIFIC BASIN         (AFTER MAXIMUM    PACIFIC
              CLASS A      SALES LOAD OF 5%)      INDEX
--------------------------------------------------------
1 Year            9.75            4.26           21.82
5 Years           1.37            0.34            2.63
10 Years          5.77            5.23            2.56
Since Inception   7.48            7.06            1.63


ANNUAL PERFORMANCE - CLASS A

[Figures below represent bar chart in printed piece]

                                       GAM
                             PACIFIC BASIN
                GAM                CLASS A          MSCI
      PACIFIC BASIN         (AFTER MAXIMUM       PACIFIC
            CLASS A      SALES LOAD OF 5%)         INDEX
--------------------------------------------------------
1996          (0.39)                (5.37)          (8.4)
1997          (30)                  (33.5)        (25.34)
1998          (3.99)                (8.79)          2.69
1999          74.91                 66.16          57.96
2000         (16.44)               (20.62)         (5.95)

                                               GAM
                                     PACIFIC BASIN
                        GAM                CLASS A          MSCI
              PACIFIC BASIN         (AFTER MAXIMUM       PACIFIC
                    CLASS A      SALES LOAD OF 5%)         INDEX
YEAR                      %                      %             %
--------------------------------------------------------------------------------
1996                  (0.39)                (5.37)         (8.40)
1997                 (30.00)               (33.50)        (25.34)
1998                  (3.99)                (8.79)          2.69
1999                  74.91                 66.16          57.96
2000*                (16.44)               (20.62)         (5.95)
* 6 months

                                       14
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

THE FACTS - CLASS B SHARES
================================================================================
                                                 GAM
                                       Pacific Basin                   Average
                                 GAM         Class B           MSCI    1 Month
                       Pacific Basin  (with deferred        Pacific    Deposit
                             Class B   sales charge)          Index       Rate

30th June, 2000            US$12.40                        2,330.30
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (6.13)         (10.83)          (5.56)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000             (16.72)         (20.89)          (5.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000           8.94            3.94           21.82      5.92
--------------------------------------------------------------------------------
Since inception*              17.13           15.92           24.50      5.59
--------------------------------------------------------------------------------
================================================================================

THE FACTS - CLASS C SHARES
================================================================================
                                                 GAM
                                       Pacific Basin                   Average
                                 GAM         Class C           MSCI    1 Month
                       Pacific Basin  (with deferred        Pacific    Deposit
                             Class C   sales charge)          Index       Rate

30th June, 2000            US$10.97                        2,330.30
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (6.24)          (7.18)          (5.56)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000             (16.96)         (17.79)          (5.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000           8.60            7.60           21.82      5.92
--------------------------------------------------------------------------------
Since inception*              13.54           13.54           27.86      5.59
--------------------------------------------------------------------------------
================================================================================

THE FACTS - CLASS D SHARES
================================================================================
                                                 GAM
                                       Pacific Basin
                                      Class D (after                   Average
                                 GAM         maximum           MSCI 1    Month
                       Pacific Basin      sales load        Pacific    Deposit
                             Class D        of 3.5%)          Index       Rate

30th June, 2000            US$11.61        US$12.03        2,330.30
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (6.22)          (9.50)          (5.56)     1.58
--------------------------------------------------------------------------------
Jan-June, 2000               (16.77)         (19.69)          (5.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000           8.97            5.16           21.82      5.92
--------------------------------------------------------------------------------
2 years to June, 2000         28.20           25.94           27.27      5.59
--------------------------------------------------------------------------------
3 years to June, 2000         (4.29)          (5.42)           2.01      5.64
--------------------------------------------------------------------------------
Since inception*              (0.60)          (1.35)           2.56      5.58
--------------------------------------------------------------------------------
================================================================================
* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.

THE COMMENT

   The new millennium brought a sharp narrowing of the investment focus with companies either directly involved or associated with the technology, media or telecommunications (TMT) sectors seeing their share prices driven sharply higher by both individual and institutional investors. Most other sectors experienced selling pressure due to relatively poor sales growth and pressure on profit margins. In both Hong Kong and Singapore, banks and property shares underperformed as worries about further US interest rate increases reduced prospects. Towards the end of March momentum on NASDAQ was finally broken leading to a dramatic fall in both the index and share prices of many TMT related businesses.

   Recently in Japan the ruling LDP narrowly clung to power in the lower house elections, but will now become even more reliant on the support of its coalition partners. There is, however, likely to be little change to the country's economic policy, with observers still looking for signs that the fragile recovery can develop into a longer period of sustainable growth. The likelihood is that there will be some success stories as a result of restructuring, but key components of the economy, such as banking, are still a long way from operating with a strong financial base. Foreigners having been buyers of Japanese equities last year and the early months of 2000.

   The Chinese economy appears to be entering a period of accelerating growth with a strong upturn in exports and this is having a positive impact on Hong Kong, where retail sales have recovered to record levels and demand for office space is leading to higher rentals for the first time in three years. There is still an overhang of new apartments in the residential sector, but if interest rate worries subside, then major developers will offer attractive investment opportunities.

   In Singapore the MAS has introduced new regulations, which require the banks to divest themselves of most of their non-banking businesses, such as property and manufacturing. The effects of these changes will be most noticeable at OCBC, but analysts agree that the revaluation of non-core assets will provide a surplus over book values. Profits growth this year is still expected to be generated by increases in fee based income and write-backs of provisions against non-performing loans. An anticipated upturn in prices for residential property has failed to materialise, but in common with the situation in Hong Kong, there has been strong demand for office space leading to a recovery in rentals. At the end of May, Malaysia was re-included in some of the Morgan Stanley indices, but most international funds appear to be taking a wait and see approach.

   The Fund has continued to reduce exposure to the Japanese market where many of the technology companies had become overvalued and proceeds have been utilized to add to positions such as SHK Properties, Cheung Kong and Swires in Hong Kong. Quality of management and earnings growth/recovery at a reasonable price remain key investment criteria and we have excluded both Malaysia and Korea until the economic outlook for these two markets improves.

                                       15
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

================================================================================
STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2000 (UNAUDITED)


                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------
EQUITIES - 93.8%
              AUSTRALIA - 5.4%
    123,000   ERG                                    952,799
   *180,000   Novus Petroleum                        189,316
     56,475   Rio Tinto (Australia)                  931,581
                                                  ----------
                                                   2,073,696
                                                  ----------
              CHINA - 5.7%
  1,382,000   China Everbright                     1,072,555
    885,000   China Merchants                        607,370
     98,000   CITIC Pacific                          514,169
                                                  ----------
                                                   2,194,094
                                                  ----------

              HONG KONG - 25.5%
    160,000   Cheung Kong Holdings                 1,759,990
    259,000   Henderson Land                       1,139,593
  1,079,779   Hong Kong & China Gas                1,218,915
    737,000   Hong Kong Land Holdings              1,179,200
    *63,000   Hutchison Whampoa                      791,995
    403,000   Kerry Properties                       423,911
   *580,000   Pacific Century Insurance Holdings     197,165
    253,000   Sun Hung Kai Properties              1,817,459
    218,500   Swire Pacific A                      1,280,925
                                                  ----------
                                                   9,809,153
                                                  ----------

              INDONESIA - 0.4%
   *696,000   Mayorah Indah                           41,748
   *588,000   Modern Photo Film                      107,489
                                                  ----------
                                                     149,237
                                                  ----------

              JAPAN - 35.3%
      7,300   Aiful                                  672,608
     18,000   Canon                                  895,379
      9,700   Fanuc                                  986,038
     17,000   Fuji Photo Film                        695,087
      5,000   Jafco                                  814,923
     54,000   Kokusai Securities                     747,336
     36,000   Mori Seiki                             556,220
      3,000   Murata Manufacturing                   430,166
      5,600   Nidec                                  485,374
     31,000   Nomura Securities                      757,878
     20,500   ORIX                                 3,022,517
     30,000   Ricoh                                  634,510
     52,000   Sharp                                  918,555
      1,260   Shohkoh Fund                           283,706
     *7,500   Trend Micro                          1,236,516
      7,000   Uni-Charm                              423,383
                                                  ----------
                                                  13,560,196
                                                  ----------

              PHILIPPINES - 2.0%
  2,157,240   Ayala Land                             274,331
    236,520   Bank of Philippine Islands             426,556
 *6,255,000   Cebu Holdings                           86,775
                                                  ----------
                                                     787,662
                                                  ----------

              SINGAPORE - 13.5%
    127,351   DBS Group Holdings                   1,636,580
    437,250   DBS Land                               566,970
    185,000   Kim Eng Holdings                        76,035
    119,966   Overseas Chinese Bank                  826,394
    270,203   Overseas Union Bank                  1,047,965
     66,000   Singapore Press Holdings             1,031,548
                                                  ----------
                                                   5,185,492
                                                  ----------

              TAIWAN - 3.6%
     45,287   Compal Electronics GDR                 554,766
   *171,040   Taiwan Semiconductor                   812,753
                                                  ----------
                                                   1,367,519
                                                  ----------

              THAILAND - 2.4%
   *244,000   Bangkok Bank (FR)                      298,966
    136,750   Post Publishing (FR)                   102,104
   *610,220   Thai Farmers Bank (FR)                 514,034
                                                  ----------
                                                     915,104
                                                  ----------
TOTAL EQUITIES (COST $34,795,840)                 36,042,153
                                                  ----------
EQUITY WARRANTS - 0.0%
              INDONESIA - 0.0%
     *7,447   Bank Bali Wts August 2000 (FR)               1
                                                  ----------
                                                          1
                                                  ----------

              THAILAND - 0.0%
    *17,763   Thai Farmers Bank Wts
                September 2002 (FR)                    1,224
                                                  ----------
                                                       1,224
                                                  ----------
TOTAL EQUITY WARRANTS (COST $17,592)                   1,225
                                                  ----------
MUTUAL FUND - 2.7%
              Taiwan - 2.7%
     54,000   Taiwan Fund                          1,032,750
                                                  ----------
TOTAL MUTUAL FUND (COST $1,079,535)                1,032,750
                                                  ----------
TIME DEPOSIT - 1.4%
              UNITED STATES - 1.4%
   $558,759   Citibank
                 6.00%  2000-07-03                   558,759
                                                  ----------
TOTAL TIME DEPOSIT (COST $558,759)                   558,759
                                                  ----------
TOTAL INVESTMENTS (COST $36,451,726**) - 97.9%    37,634,887
NET CURRENT ASSETS - 2.1%                            798,234
                                                  ----------
TOTAL NET ASSETS - 100.0%                         38,433,121
                                                  ==========


*  Non-income  producing  security.
** Cost for federal  income tax purposes is identical.

Glossary of Terms:
FR -- Foreign Registered
GDR -- Global Depositary Receipt

See notes to financial statements.
================================================================================

                                       16
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2000

[Figures below represent pie chart in printed piece]

JAPAN                              35.3%
HONG KONG                          25.5%
SINGAPORE                          13.5%
TAIWAN                              6.3%
CHINA                               5.7%
AUSTRALIA                           5.4%
THAILAND                            2.4%
PHILIPPINES                         2.0%
INDONESIA                           0.4%
NET CURRENT ASSETS                  3.5%



INVESTMENT ANALYSIS AS AT
30TH JUNE, 2000

[Figures below represent pie chart in printed piece]

REAL ESTATE                        18.9%
FINANCIAL SERVICES                 16.6%
BANKING                            12.4%
ELECTRONIC COMP & INSTRUMENTS      10.5%
MULTI-INDUSTRY                      8.3%
DATA PROCESSING & REPRODUCTION      5.2%
UTILITIES/ELECTRICAL & GAS          3.2%
OTHER                              21.4%
NET CURRENT ASSETS                  3.5%


                                       17
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

                             GAM JAPAN CAPITAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[Photo omitted]

PAUL S. KIRKBY, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR INVESTMENTS IN THE JAPANESE MARKET. PRIOR TO JOINING GAMIN 1985, AS A SENIOR FUND MANAGER IN HONG KONG, HE WAS AN INVESTMENT ANALYST WITH NEW JAPAN SECURITIES CO. LTD IN TOKYO. HE COMMENCED MANAGEMENT OF GAMJAPAN CAPITAL FUND ON 1ST JULY, 1994. MR. KIRKBY ALSO MANAGES THE OFFSHORE FUND GAMJAPAN INC. HE IS NOW BASED IN LONDON HAVING LIVED IN HONG KONG FOR SEVEN YEARS.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
================================================================================
                                                 GAM
                                       Japan Capital
                                      Class A (after          Tokyo    Average
                                 GAM         maximum          Stock    1 Month
                       Japan Capital      sales load       Exchange    Deposit
                             Class A          of 5%)          Index       Rate

30th June, 2000            US$12.59        US$13.25     (Y)1,591.60
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (5.97)         (10.68)          (9.42)     1.58
--------------------------------------------------------------------------------
Jan-June, 2000                (9.10)         (13.64)         (10.34)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          32.73           26.09           29.35      5.92
--------------------------------------------------------------------------------
3 years to June, 2000         11.04            9.16            4.34      5.64
--------------------------------------------------------------------------------
5 years to June, 2000         14.68           13.51            2.12      5.61
--------------------------------------------------------------------------------
Since inception                8.74            7.81           (1.07)     5.60
--------------------------------------------------------------------------------
================================================================================

   Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       18
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

[Figures below represent line chart in printed piece]

                                              GAM
                                    JAPAN CAPITAL
                                          CLASS A
                                           (AFTER
                    TOKYO  AVERAGE        MAXIMUM
           GAM      STOCK  1 MONTH          SALES
 JAPAN CAPITAL   EXCHANGE  DEPOSIT           LOAD
       CLASS A      INDEX     RATE         OF 5%)
--------------   --------  -------  -------------
"1994"   10000    10000    10000          10000
         10000    10006.9  10008.5        9500
         10000    10122.6  10017          9500
         10004    9856.28  10025.5        9503.8
         10017    9711.86  10034          9516.15
         10009    9756.06  10042.5        9508.55
         10003    9817.88  10051          9502.85
         10013    9922.15  10059.4        9512.35
         9960     9696.18  10067.8        9462
         10005    9817     10076.3        9504.75
         9860     9504.38  10085.4        9367
         9758     9482.71  10094.6        9270.1
         9797     9644.4   10103.8        9307.15
         9733     9478.49  10113          9246.35
         9684     9368.23  10122.2        9199.8
         9787     9645.28  10131.7        9297.65
         9761     9688.08  10141.3        9272.95
         9676     9584.51  10150.9        9192.2
         9679     9555.81  10160.5        9195.05
         9512     9268.19  10170.1        9036.4
         9494     9208.13  10179.7        9019.3
         9305     8949.22  10189.3        8839.75
         9373     8993.61  10199          8904.35
         9324     8958.03  10210.6        8857.8
         9267     8975.29  10222.2        8803.65
         9473     9188.58  10233.8        8999.35
         9623     9313.81  10245.4        9141.85
"1995"   9481     9037.11  10257          9006.95
         9449     9148.25  10268.6        8976.55
         9143     8775.21  10280.2        8685.85
         8911     8502.39  10291.7        8465.45
         8791     8667.42  10303.3        8351.45
         8707     8601.02  10315          8271.65
         8534     8571.25  10326.7        8107.3
         8482     8410.8   10338.5        8057.9
         8419     8630.43  10350.2        7998.05
         8206     8655.62  10362.1        7795.7
         8526     8635.89  10374          8099.7
         8265     8343.17  10385.9        7851.75
         8573     9040.81  10397.8        8144.35
         8593     9006.29  10409.8        8163.35
         8693     9238.07  10421.7        8258.35
         8770     9666.94  10433.7        8331.5
         8670     9473.55  10445.7        8236.5
         8771     9613.05  10457.7        8332.45
         8536     9086.25  10469.6        8109.2
         8467     8882.47  10481.5        8043.65
         8355     9136.62  10493.4        7937.25
         8406     9086.25  10505.3        7985.7
         8310     8689.96  10517.3        7894.5
         8263     8520.18  10529.2        7849.85
         8492     8737.69  10541.2        8067.4
         8333     8439.16  10553.1        7916.35
         8491     8963.66  10565.1        8066.45
         8803     9002.06  10577.3        8362.85
         8771     8902.02  10589.4        8332.45
         8844     9024.25  10601.6        8401.8
         9098     8810.26  10613.7        8643.1
         9267     8625.5   10625.3        8803.65
         9577     8864.86  10636.9        9098.15
         9512.37  8746.15  10648.5        9036.75
         9708.97  8769.4   10660          9223.52
         9693.84  8633.43  10671.8        9209.15
         9776.52  8568.26  10683.5        9287.69
         9497.24  8582.35  10695.3        9022.38
         9798.7   8744.39  10707.1        9308.76
         9823.9   8743.15  10718.8        9332.71
         9667.63  8493.93  10730.5        9184.25
         9781.56  8670.59  10742.2        9292.48
         9572.86  8193.81  10753.9        9094.22
         9616.21  8311.99  10765.6        9135.4
         9735.18  8491.47  10777.2        9248.42
         9575.88  8451.49  10788.8        9097.09
         9535.56  8544.83  10800.4        9058.78
         9817.85  8877.01  10812          9326.96
         10035.6  9061.42  10823.8        9533.84
         9918.67  9008.23  10835.6        9422.74
         10122.3  9195.8   10847.4        9616.21
         10233.2  9191.22  10859.2        9721.57
"1996"   10485.3  9353.61  10871          9961.02
         10344.1  9108.27  10882.5        9826.93
         10344.1  9049.79  10893.9        9826.93
         10324    9002.24  10905.4        9807.77
         10434.9  9117.95  10916.9        9913.13
         10424.8  9111.61  10927.9        9903.55
         10374.4  9157.58  10938.8        9855.66
         10182.8  8995.54  10949.8        9673.68
         10102.2  8927.91  10960.8        9597.06
         9940.85  8779.08  10971.6        9443.81
         9890.44  8821.88  10982.4        9395.92
         10203    8936.89  10993.2        9692.83
         10586.1  9226.45  11003.9        10056.8
         10606.3  9293.73  11014.7        10076
         10727.2  9266.08  11025.7        10190.9
         10797.8  9455.41  11036.6        10257.9
         11090.2  9787.41  11047.6        10535.7
         10989.4  9696.71  11058.5        10439.9
         10818    9481.48  11069.5        10277.1
         10959.1  9516.53  11080.5        10411.2
         10828.1  9316.1   11091.5        10286.7
         10908.7  9369.64  11102.5        10363.3
         10838.2  9173.79  11113.5        10296.2
         10949    9426.88  11124.6        10401.6
         11100.3  9457.7   11135.7        10545.3
         11201.1  9414.73  11146.7        10641
         11160.8  9194.57  11157.8        10602.7
         10979.3  8978.46  11169          10430.3
         10868.4  9088.36  11180.2        10325
         10626.4  8933.55  11191.5        10095.1
         10697    9016.15  11202.7        10162.2
         10555.8  8749.49  11214          10028.1
         10654    8866.27  11225.3        10121.3
         10684.5  8944.29  11236.5        10150.2
         10410    8580.76  11247.8        9889.48
         10399.8  8537.79  11259.1        9879.83
         10501.5  8617.93  11270.4        9976.4
         10552.3  8760.06  11270.4        10024.7
         10704.8  8843.72  11297.7        10169.6
         10552.3  8630.61  11304.2        10024.7
         10471    8508.2   11315.6        9947.43
         10633.6  8671.29  11326.9        10102
         10338.8  8304.24  11338.3        9821.88
         10318.5  8289.45  11349.7        9802.57
         10410    8545.36  11360.7        9889.48
         10450.7  8516.65  11371.7        9928.12
         10471    8556.28  11382.8        9947.43
         10389.7  8306.36  11393.8        9870.17
         10328.7  8142.21  11404.8        9812.22
         10328.7  7983.16  11416.4        9812.22
         10166    7822.36  11428          9657.7
         10247.7  7690.61  11439.7        9735.27
"1997"   10236.7  7662.43  11451.3        9724.89
         9777.88  6983.11  11463          9288.98
         9832.5   7177.2   11474.8        9340.88
         9745.1   6895.05  11486.5        9257.85
         9963.6   6847.84  11498.2        9465.42
         9843.43  6519.72  11510          9351.25
         10171.2  6780.56  11521.8        9662.62
         10083.8  7031.9   11533.6        9579.59
         9985.45  6983.46  11545.3        9486.18
         9810.65  6772.11  11557.1        9320.12
         9745.1   6651.11  11568.9        9257.85
         9887.13  6907.02  11580.7        9392.77
         10094.7  6750.44  11592.5        9589.97
         10214.9  6693.73  11604.2        9704.13
         10105.6  6428.48  11616.6        9600.34
         10204    6679.11  11629          9693.75
         10553.5  6794.83  11641.4        10025.9
         10881.3  7028.55  11653.8        10337.2
         11165.3  7372.88  11666.2        10607.1
         11438.5  7914.47  11678.6        10866.5
         11318.3  7840.32  11691.1        10752.4
         11657    7749.44  11703.5        11074.1
         11842.7  7948.99  11715.9        11250.6
         11984.7  8105.22  11728.4        11385.5
         12061.2  8108.92  11740.9        11458.1
         12072.1  8205.08  11753.4        11468.5
         12028.4  8103.46  11765.9        11427
         12148.6  8046.04  11778.4        11541.2
         12214.2  8101.7   11790.9        11603.4
         12257.8  8041.28  11803.4        11645
         12323.4  7792.77  11815.8        11707.2
         12268.8  7890.17  11828.3        11655.3
         12236    7803.86  11840.8        11624.2
         11763.4  7543.9   11853.2        11175.2
         11152.4  7223.52  11865.7        10594.8
         11363.5  7253.82  11878.2        10795.3
         11074.7  7036.48  11890.8        10520.9
         11063.6  6944.89  11903.3        10510.4
         11063.6  7007.94  11916          10510.4
         11152.4  6864.4   11928.6        10594.8
         11230.2  6901.91  11941.3        10668.7
         11196.9  6901.56  11954          10637
         10908.1  6690.03  11966.7        10362.7
         10552.6  6470.75  11979.5        10025
         10397.1  6052.63  11992.2        9877.23
         9875.01  5648.59  12005          9381.26
         10463.7  6166.93  12017.8        9940.55
         10252.7  5983.23  12030.6        9740.05
         10241.6  5795.3   12043.3        9729.5
         10130.5  5612.13  12056.8        9623.97
         9982.81  5522.48  12070.3        9483.67
         9923.6   5360.8   12083.8        9427.42
"1998"   9982.81  5419.8   12097.3        9483.67
         10148.6  5334.03  12111.3        9641.16
         10255.2  5688.39  12125.2        9742.41
         10456.5  6056.5   12139.1        9933.66
         10456.5  6105.47  12153          9933.66
         10444.6  6317.52  12166.9        9922.41
         10361.8  6240.91  12179.7        9843.66
         10219.7  6039.77  12192.5        9708.66
         10385.4  6156.37  12205.2        9866.16
         10444.6  6158.66  12218          9922.41
         10172.3  6087.32  12231          9663.66
         10006.5  5884.78  12244.1        9506.17
         10219.7  5905.91  12257.1        9708.66
         10148.6  5375.06  12270.1        9641.16
         10255.2  5886.01  12283.2        9742.41
         10243.3  5634.85  12296.3        9731.16
         10338.1  5787.2   12309.4        9821.16
         10255.2  5602.62  12322.5        9742.41
         10113.1  5484.79  12335.7        9607.41
         10196    5512.44  12348.9        9686.16
         10101.2  5552.25  12362.1        9596.16
         9982.81  5400.07  12375.4        9483.67
         9899.91  5276.96  12388.6        9404.92
         9888.07  5002.73  12401.7        9393.67
         9769.65  5433.19  12414.8        9281.17
         9734.12  5114.57  12427.9        9247.42
         10006.5  5579.72  12441.1        9506.17
         9994.65  5400.43  12454.4        9494.92
         10207.8  5615.13  12467.6        9697.41
         10148.6  5479.68  12480.9        9641.16
         10006.5  5363.26  12494.2        9506.17
         9959.12  5156.67  12507.4        9461.17
         9694.68  4928.76  12520.7        9209.94
         9732.8   4972.61  12533.9        9246.16
         9402.44  4658.4   12547.2        8932.32
         9364.32  5003.26  12560.5        8896.11
         9199.14  5022.28  12573.7        8739.19
         9161.03  4963.98  12586.9        8702.97
         9084.79  4765.84  12600.2        8630.55
         8894.2   4626.7   12613.3        8449.49
         8716.32  5161.24  12626          8280.5
         8919.61  5346.53  12638.7        8473.63
         9110.2   5564.4   12651.4        8654.69
         9008.55  5472.81  12664.1        8558.13
         9300.79  5671.66  12676.8        8835.75
         9173.73  5511.39  12689.4        8715.05
         9440.56  5793.68  12702          8968.53
         9631.15  5803.71  12714.6        9149.59
         9529.5   5828.07  12727.5        9053.03
         9643.85  5889.95  12740.9        9161.66
         9631.15  5873.07  12754.4        9149.59
         9504.09  5752.19  12767.8        9028.88
"1999"   9720.09  5944.02  12781.2        9234.09
         9580.32  5859.28  12793.3        9101.31
         9453.26  5799.26  12805.4        8980.6
         9580.32  5934.12  12817.5        9101.31
         9605.74  5973.46  12829.6        9125.45
         9529.5   5928.77  12841.6        9053.03
         9478.68  5885.92  12853.5        9004.74
         9313.5   5608.52  12865.5        8847.82
         9554.91  5831.28  12877.4        9077.17
         9593.03  5794.66  12889.3        9113.38
         10050.5  6198.3   12901.3        9547.92
         10533.3  6700.5   12913.2        10006.6
         10647.6  6525.77  12925.2        10115.2
         10914.5  6687.08  12937.2        10368.7
         11168.6  6857.19  12949.2        10610.2
         11232.1  7032.43  12961.2        10670.5
         11092.3  6918.39  12973.2        10537.7
         11143.2  6929.78  12985.2        10586
         11232.1  7014.17  12997.1        10670.5
         11003.4  6830.9   13009          10453.2
         10901.8  6541.35  13020.9        10356.7
         10927.2  6619.44  13032.8        10380.8
         11130.5  6691     13044.8        10573.9
         11791.2  7238.92  13056.8        11201.6
         12045.3  7162.33  13068.8        11443
         12261.3  7186.63  13080.9        11648.2
         12909.3  7463.55  13093          12263.8
         12858.5  7413.88  13106.1        12215.5
         13531.9  7720.26  13119.1        12855.3
         12960.1  7648.01  13132.1        12312.1
         13481.1  7986.26  13145.2        12807
         13087.2  7690.14  13158.2        12432.8
         13163.4  7715.21  13171.2        12505.2
         13862.2  8343.75  13184.2        13169.1
         13709.8  8206.41  13197.2        13024.3
         14535.7  8425.07  13210.3        13808.9
         15005.8  8649.02  13223.8        14255.5
         14967.7  8712.31  13237.2        14219.3
         14700.8  8530.14  13250.7        13965.8
         15361.6  8945.34  13264.1        14593.5
         15221.8  8845.35  13277.7        14460.7
         15158.3  8875.11  13291.3        14400.3
         15221.8  8878.45  13304.9        14460.7
         15730    9301.89  13318.5        14943.5
         16123.9  9323.18  13332          15317.7
         16301.8  9402.24  13345.6        15486.7
         16212.9  9609.41  13359.2        15402.2
         17216.6  10161.2  13372.8        16355.8
         16543.2  9770.12  13387.2        15716
         16835.4  9859.7   13403.7        15993.7
         17025.7  9820.7   13420.2        16174.4
         17393.3  10194    13436.8        16523.6
         18180.9  10454.8  13453.3        17271.8
         16474.4  9423.03  13468.2        15650.7
         16868.2  9661.93  13482.9        16024.8
         16736.9  9643.48  13497.6        15900.1
         17052    10016    13512.3        16199.4
         17511.4  10086    13527.2        16635.8
         17222.6  9873.09  13542.3        16361.5
         16855.1  9652.14  13557.4        16012.3
         16750.1  9666.29  13572.6        15912.6
         17025.7  9750.5   13587.8        16174.4
         16723.8  9555.04  13603.1        15887.6
         16828.8  9815.87  13618.4        15987.4
         16382.5  9528.24  13633.7        15563.4
         17577.1  10349.2  13649          16698.2
         17012.6  9908.51  13665          16162
         16658.2  9814.84  13681          15825.2
         16382.5  9652.67  13697.1        15563.4
         16435    9497.42  13713.1        15613.2
         16881.3  9760.03  13729.4        16037.3
         16395.6  9332.31  13745.9        15575.8
         16120    9192.61  13762.3        15314
         15581.8  8844.88  13778.8        14802.7
         15909.9  8964.94  13795.3        15114.4
         16198.7  9248.18  13812.6        15388.8
         15726.2  8827.89  13829.9        14939.8
         16408.8  9305.88  13847.1        15588.3
         16526.9  9373.92  13864.4        15700.6


NOTE:The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.

---------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[Figures below represent bar chart in printed piece]

                               GAM
                     JAPAN CAPITAL
                           CLASS A
                            (AFTER
                           MAXIMUM          TOKYO
                    GAM      SALES          STOCK
          JAPAN CAPITAL       LOAD       EXCHANGE
                CLASS A     OF 5%)          INDEX
         --------------    -------  -------------
1 Year            32.73      26.09          29.35
3 Years           11.04       9.16           4.34
5 Years           14.68      13.51           2.12
Since Inception    8.74       7.81          (1.07)

ANNUAL PERFORMANCE - CLASS A

[Figures below represent bar chart in printed piece]

                             GAM
                   JAPAN CAPITAL
                         CLASS A
                          (AFTER
                         MAXIMUM       TOKYO
                  GAM      SALES       STOCK
        JAPAN CAPITAL       LOAD    EXCHANGE
              CLASS A     OF 5%)       INDEX
YEAR                %          %           %
----    --------------    -------  ----------
1996             0.15      (4.85)     (16.55)
1997            (2.58)     (7.44      (28.09)
1998            (2.75)     (7.61)       7.77
1999            87.05      77.71       75.89
2000*            (9.1)    (13.64)     (10.34)


                                           GAM
                                 JAPAN CAPITAL
                        GAM            CLASS A     TOKYO STOCK
              JAPAN CAPITAL     (AFTER MAXIMUM        EXCHANGE
                    CLASS A  SALES LOAD OF 5%)           INDEX
YEAR                      %                  %               %
--------------------------------------------------------------------------------
1996                   0.15             (4.85)         (16.55)
1997                  (2.58)            (7.44)         (28.09)
1998                  (2.75)            (7.61)           7.77
1999                  87.05             77.71           75.89
2000*                 (9.10)           (13.64)         (10.34)
*6 months

                                       19
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

THE FACTS - CLASS B SHARES
================================================================================
                                                 GAM
                                       Japan Capital          Tokyo    Average
                                 GAM         Class B          Stock    1 Month
                       Japan Capital  (with deferred       Exchange    Deposit
                             Class B   sales charge)          Index       Rate

30th June, 2000            US$13.08                     (Y)1,591.60
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (6.17)         (10.86)          (9.42)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000              (9.48)         (14.01)         (10.34)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          31.25           26.25           29.35      5.92
--------------------------------------------------------------------------------
Since inception*              24.20           23.06           29.26      5.59
--------------------------------------------------------------------------------
================================================================================

THE FACTS - CLASS C SHARES
================================================================================

                                                  GAM
                                        Japan Capital         Tokyo    Average
                                 GAM          Class C         Stock    1 Month
                       Japan Capital   (with deferred      Exchange    Deposit
                             Class C    sales charge)         Index       Rate

30th June, 2000            US$13.25                     (Y)1,591.60
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (6.23)          (7.17)          (9.42)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000              (9.56)         (10.46)         (10.34)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          31.59           30.59           29.35      5.92
--------------------------------------------------------------------------------
Since inception*              23.85           23.85           28.77      5.59
--------------------------------------------------------------------------------
================================================================================
* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.

THE COMMENT

   The TS index having last year put in the strongest performance since 1972 fell modestly in the first half of this year, weighed down by the performance of technology shares which had led the market in the second half of 1999. Despite being down, in the case of the Fund slightly less than the index, we see no reason to change our medium-term bullish case for Japan. The profits improvement that we are expecting is largely dependent on bottom up changes at the micro or company level. Last fiscal year, ending in March, non-financial company profits grew by 26% despite a fall in revenues. A further 21% profit growth is expected this year. Although economic conditions have in our view improved, with capital expenditure stabilizing, we think it will be some time before the economy grows strongly. This should not be surprising during the early part of the restructuring process nor should it disturb our view of stockmarket prospects - the US experience when restructuring began in the early 1990s was not greatly dissimilar. However therein lies the risk. Many investors have bought Japan heavily over the last 12 months in the hope of an early economic recovery. Foreign investors sold the market heavily during April and May after 14 months of buying. Once expectations have become more realistic we would expect the market to start to rally again.

   In the first half, as technology shares corrected, the leading performers in the market were to be found in cyclical shares, an area that we have long underweighted in the Fund. Not only are such stocks invariably overpriced on recovery earnings, but they tend to be over-owned by banks and older Japanese companies who are under constant pressure to reduce their balance sheets, with the result that supply pressure on the shares is heavy. As expectations for the recovery get scaled back, we expect cyclical stocks to correct again by which time growth stocks are likely to resume outperformance. We are still in the growth stock camp on Japan though as always reluctant to overpay for the growth. We remain heavily exposed to technology shares though, having sharply cut back on software and internet shares since late 1999 and in the first quarter of this year because of our concerns about valuations, the bulk of our exposure is in component and hardware manufacturers. In total, exposure to this group represents approximately 40% of the Fund. Another large exposure area remains in the financials group that represents approximately 25% of the Fund. Non-bank financials and stock brokerage companies we believe represent an excellent way to play the recovery of the financial system while avoiding the risks that many of the large banks face of disintermediation as companies seek alternative means of finance.

   The Fund continues to be fully exposed to the yen.


                                       20
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

================================================================================
STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2000 (UNAUDITED)


                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------
CONVERTIBLES - 1.4%
              FINANCIAL SERVICES - 1.4%
  65,000,000  Kokusai Securities 0.25% Cnv
                 2014-09-30                          655,236
                                                  ----------
TOTAL CONVERTIBLES (COST $632,929)                   655,236
                                                  ----------
EQUITIES - 89.3%
              APPLIANCES & HOUSEHOLD DURABLES - 5.9%
     56,000   Matsushita Electric Industrial       1,450,846
     11,000   Pioneer Electronic                     427,999
     10,400   Sony                                   969,994
                                                  ----------
                                                   2,848,839
                                                  ----------

              AUTOMOBILES - 1.1%
     43,000   Suzuki Motor                           554,185
                                                  ----------
                                                     554,185
                                                  ----------

              BANKING - 3.2%
     87,000   Bank of Fukuoka                        591,775
    102,000   Bank of Kyoto                          521,796
     51,000   Shizuoka Bank                          432,427
                                                  ----------
                                                   1,545,998
                                                  ----------

              BROADCASTING & PUBLISHING - 0.6%
      5,000   Nippon Broadcasting System             307,598
                                                  ----------
                                                     307,598
                                                  ----------

              BUSINESS & PUBLIC SERVICES - 4.4%
     24,000   Canon Sales                            429,601
      1,200   OBIC                                   542,654
     12,700   Sanix                                  670,027
      7,000   Secom                                  511,093
                                                  ----------
                                                   2,153,375
                                                  ----------

              CHEMICALS - 1.4%
     13,000   Shin-Etsu Chemical                     658,910
                                                  ----------
                                                     658,910
                                                  ----------

              CONSTRUCTION & HOUSING - 3.5%
     70,800   Daito Trust Construction             1,167,271
     72,000   Daiwa House Industry                   525,018
                                                  ----------
                                                   1,692,289
                                                  ----------

              DATA PROCESSING & REPRODUCTION - 6.1%
     28,000   Canon                                1,392,812
      3,200   Fujitsu Support and Service            316,548
      5,800   Nidec                                  502,708
      1,100   Nippon Systems Development             106,741
     31,000   Ricoh                                  655,660
                                                  ----------
                                                   2,974,469
                                                  ----------

              ELECTRICAL & ELECTRONICS - 2.8%
     35,000   Hitachi                                504,499
     80,000   Mitsubishi Electric                    865,232
                                                   ---------
                                                   1,369,731
                                                   ---------

              ELECTRONIC COMP. & INSTRUMENTS - 9.8%
     32,000   Koito Manufacturing                    182,392
     11,000   Mitsumi Electric                       404,164
      4,800   Rohm                                 1,401,856
     11,000   TDK                                  1,579,349
      5,000   Tokyo Electron                         683,970
     *3,000   Trend Micro                            494,606
                                                  ----------
                                                   4,746,337
                                                  ----------

              FINANCIAL SERVICES - 17.9%
     75,000   The 77 Bank                            599,180
     50,600   Credit Saison                        1,172,698
     79,000   Daiwa Securities                     1,041,971
      4,000   Jafco                                  651,938
     54,000   Kokusai Securities                     747,336
    125,000   Nikko Securities                     1,236,516
     21,500   ORIX                                 3,169,956
        510   Shohkoh Fund                           114,834
                                                  ----------
                                                   8,734,429
                                                  ----------

              FOOD & HOUSEHOLD PRODUCTS - 2.1%
      9,900   Matsumotokiyoshi                     1,037,147
                                                  ----------
                                                   1,037,147
                                                  ----------

              FOREST PRODUCTS & PAPER - 0.6%
     11,800   Toppan Forms                           279,033
                                                  ----------
                                                     279,033
                                                  ----------

              HEALTH & PERSONAL CARE - 10.3%
     44,000   Chugai Pharmaceutical                  831,127
     32,000   Eisai                                1,025,013
      6,000   Fancl                                  570,352
      8,000   Kissei Pharmaceutical                  154,505
      9,500   Sawai Pharmaceutical                   126,195
     11,000   Towa Pharmaceutical                     90,160
     12,000   Uni-Charm                              725,800
     27,000   Yamanouchi Pharmaceutical            1,472,797
                                                  ----------
                                                   4,995,949
                                                  ----------

              INDUSTRIAL COMPONENTS - 3.0%
     60,000   Minebea                                751,802
     35,000   Sumitomo Electric Industries           599,463
      7,000   Sumitomo Special Metals                 97,998
                                                  ----------
                                                   1,449,263
                                                  ----------

              INSURANCE - 2.8%
    202,000   Mitsui Marine & Fire Insurance         970,559
    132,000   Nissan Fire & Marine Insurance         379,293
                                                  ----------
                                                   1,349,852
                                                  ----------

              MACHINERY & ENGINEERING - 2.4%
     52,000   Kurita Water Industries              1,143,907
                                                  ----------
                                                   1,143,907
                                                  ----------

              MERCHANDISING - 2.1%
         10   Circle K Japan                             363
     25,400   Deo Deo                                226,134
      6,200   FamilyMart                             238,315
      3,500   Ryohin Keikaku                         445,146
      5,800   Shimachu                               122,945
                                                  ----------
                                                   1,032,903
                                                  ----------

================================================================================


                                       21
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

================================================================================
                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------

              REAL ESTATE - 1.0%
      7,600   Sumitomo Real Estate Sales             254,180
      2,000   Tachihi Enterprise                      43,337
     31,000   TOC                                    207,358
                                                  ----------
                                                     504,875
                                                  ----------

              RECREATION & OTHER CONSUMER GOODS - 3.4%
     29,000   Fuji Photo Film                      1,185,736
     14,400   Noritsu Koki                           488,389
                                                  ----------
                                                   1,674,125
                                                  ----------

              TELECOMMUNICATIONS - 4.5%
         14   Japan Telecom                          606,717
         78   Nippon Telegraph and Telephone       1,036,130
         21   NTT DoCoMo                             567,808
                                                  ----------
                                                   2,210,655
                                                  ----------

              TEXTILES & APPAREL - 0.4%
     21,000   Tokyo Style                            197,843
                                                  ----------
                                                     197,843
                                                  ----------

              UTILITIES - ELECTRIC & GAS - 0.0%
      1,000   Okinawa Electric Power                  18,428
                                                  ----------
                                                      18,428
                                                  ----------
TOTAL EQUITIES (COST $38,325,342)                 43,480,140
                                                  ----------

PREFERRED SHARES - 0.8%
              BANKING - 0.8%
              Sanwa International 1.25% Cnv Pfd
 42,000,000     2005-08-01                           395,685
                                                  ----------
TOTAL PREFERRED SHARES (COST $361,987)               395,685
                                                  ----------
TIME DEPOSIT - 0.6%

              UNITED STATES - 0.6%
   $308,410   Citibank
                 6.00%  2000-07-03                   308,410
                                                  ----------
TOTAL TIME DEPOSIT (COST $308,410)                   308,410
                                                  ----------
TOTAL INVESTMENTS (COST $39,628,668**) - 92.1%    44,839,471
NET CURRENT ASSETS - 7.9%                          3,840,783
                                                  ----------
TOTAL NET ASSETS - 100.0%                         48,680,254
                                                  ==========

*  Non-income  producing  security.
** Cost for federal  income tax purposes is identical.

See notes to financial statements.

================================================================================


                                       22
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                 GAM EUROPE FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[Photo omitted]

JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

   Investments in securities of foreign  issuers  involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
================================================================================
                                                 GAM
                                              Europe
                                      Class A (after                   Average
                                 GAM         maximum           MSCI    1 Month
                              Europe      sales load         Europe    Deposit
                             Class A          of 5%)          Index       Rate

30th June, 2000            US$14.34        US$15.09        1,468.66
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (6.94)         (11.60)          (3.09)     1.58
--------------------------------------------------------------------------------
Jan-June, 2000                 9.63            4.15           (2.95)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          39.44           32.46           15.42      5.92
--------------------------------------------------------------------------------
3 years to June, 2000         15.26           13.31           16.42      5.64
--------------------------------------------------------------------------------
5 years to June, 2000         18.30           17.10           18.84      5.61
--------------------------------------------------------------------------------
Since inception                8.70            8.17           13.51      5.42
--------------------------------------------------------------------------------
================================================================================

   Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       23
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

[Figures below represent line chart in printed piece]

                                        GAM
                                     EUROPE
                                    CLASS A
                                     (AFTER
                           AVERAGE  MAXIMUM
           GAM       MSCI  1 MONTH    SALES
        EUROPE     EUROPE  DEPOSIT     LOAD
       CLASS A     INDEX     RATE    OF 5%)
       -------    -------  -------  --------
"1990"   10000    10000    10000    10000
         10002    10275    10009.5  9501.9
         9984     10139.1  10025.5  9484.8
         9680     9748.57  10050.8  9196
         9715     9988.52  10057.7  9229.25
         10099    10277.8  10073.8  9594.05
         9930     9992.54  10089.6  9433.5
         10103    10045.4  10105.4  9597.85
         9908.06  9683.9   10121.2  9412.66
         10048    9672.75  10137    9545.6
         10168    9639.52  10153.1  9659.6
         10324    9846.59  10169.1  9807.8
         10308    9828.64  10192    9792.6
         10300    9739.98  10208.1  9785
         10363    9941.28  10217.2  9844.85
         10332    9973.32  10233.6  9815.4
         10158    9791.55  10250    9650.1
         10200    9642.67  10266.5  9690
         10409    10105.3  10282.9  9888.55
         10444    10278.4  10299.6  9921.8
         10572    10342.1  10316.4  10043.4
         10530    10334    10333.1  10003.5
         10459    10450.5  10359.3  9936.05
         10340    10351.6  10366.3  9823
         10518    10459.5  10382.7  9992.1
         10591    10742.4  10406.1  10061.5
         10820    10882    10422.4  10279
         10777    10993.6  10443.5  10238.1
         10755    11133.6  10448.2  10217.2
         10906    11117.1  10464.5  10360.7
         10874    11117.9  10480.9  10330.3
         10203    10618.2  10497.3  9692.85
         10009    10491.7  10524.5  9508.55
         9658     10227.7  10529    9175.1
         9660     10227.9  10556.2  9177
         9359     10058.6  10560.7  8891.05
         9346     9938.37  10576.6  8878.7
         9306     9824.65  10599.6  8840.7
         9061     9166.49  10615.7  8607.95
         8993     9317.26  10631.8  8543.35
         9020     10020.8  10641    8569
         8870     9803.47  10657.7  8426.5
         8961     9964.54  10674.4  8512.95
         8856     9846.78  10691.1  8413.2
         8953     9812.89  10714.7  8505.35
         8920     9793.33  10723.9  8474
         8801     10027.5  10749.1  8360.95
         8594     9948.37  10756    8164.3
         8364     9920.5   10772    7945.8
         8570     10307    10788    8141.5
         8416     9990.44  10805.9  7995.2
         8105     9490.51  10831.4  7699.75
         8393     9708.71  10849.2  7973.35
"1991"   8216     9387.77  10859.4  7805.2
         8172     9148.61  10875    7763.4
         8341     9641.4   10890.6  7923.95
         8299     9836.85  10906.3  7884.05
         8508     10200.3  10921.9  8082.6
         8696     10752.3  10936.2  8261.2
         8568     10923.1  10960.6  8139.6
         8447     10935.6  10964.7  8024.65
         8264     10781.8  10987.2  7850.8
         8283     10875.6  10993.4  7868.85
         8190     10646.9  11007.9  7780.5
         8037     10199.1  11028.6  7635.15
         8212     10230.6  11043.1  7801.4
         8279     10542.8  11051.4  7865.05
         8345     10687.7  11064.6  7927.75
         7944     10014.2  11083.5  7546.8
         7895     9941.99  11091.1  7500.25
         7945     10145    11104.3  7547.75
         7946     10228.6  11116.9  7548.7
         7968     10107.1  11129.4  7569.6
         7972     10361.5  11141.9  7573.4
         8007     10312.3  11159.7  7606.65
         7911     10163.7  11166.9  7515.45
         7883     9951.08  11179.3  7488.85
         7755     9802.46  11197.1  7367.25
         7722     9597.92  11209.6  7335.9
         7666     9544.09  11216.7  7282.7
         7715     9860.44  11229.5  7329.25
         7767     10089    11242.2  7378.65
         7751     10131    11262.3  7363.45
         7757     10312.4  11267.8  7369.15
         7715     10233.2  11280.3  7329.25
         7133     9361.96  11292.9  6776.35
         7633     10289.1  11305.5  7251.35
         7702     10440.7  11318    7316.9
         7978     10608.3  11335.8  7579.1
         8010     10627.3  11347.8  7609.5
         7995     10612.2  11359.9  7595.25
         7942     10704.7  11372    7544.9
         7906     10493.2  11378.9  7510.7
         7795     10297.8  11390.5  7405.25
         7817     10376.7  11407.1  7426.15
         7660     10227.1  11413.7  7277
         8051     10632.6  11430    7648.45
         8056     10698.9  11436.3  7653.2
         8080     10674.4  11447.2  7676
         8016     10540    11458.2  7615.2
         7817     10248.9  11469.1  7426.15
         7930     10391.4  11484.9  7533.5
         7912     10492.6  11491.2  7516.4
         8231     10560.6  11508.7  7819.45
         8318.2   10878.9  11518.3  7902.29
"1992"   8428.99  11173.5  11524.7  8007.54
         8250.11  10853.9  11533.9  7837.6
         8208.08  11069.6  11543.2  7797.68
         8071.22  11016.9  11556.4  7667.66
         8143.42  11069.2  11561.7  7736.25
         8282.43  11288.9  11570.9  7868.31
         7989.33  10939.5  11580    7589.86
         7914.97  10951    11589    7519.22
         8002.26  11106.1  11604.4  7602.14
         7922.84  10853    11610.9  7526.7
         7823.52  10634.7  11616.2  7432.34
         7765.2   10556.8  11629.3  7376.94
         7811.64  10673.5  11638.5  7421.06
         7872.12  10789    11643.7  7478.51
         7887.24  11046    11652.9  7492.88
         7908.84  11102.4  11662.1  7513.4
         7874.28  11307.8  11671.4  7480.57
         7920.87  11413.2  11686.7  7524.83
         8042.09  11713.1  11689.1  7639.99
         8220.71  11897.6  11701.3  7809.68
         8173.35  11880.3  11711.1  7764.69
         8137.56  11938.2  11718.4  7730.68
         8171.19  11805.9  11723.3  7762.63
         8179     11708.9  11732    7770.05
         8200.44  11562    11745.7  7790.42
         8487.09  11748.6  11753.1  8062.74
         8594.11  11725.6  11758.1  8164.41
         8713.44  11837.5  11766.7  8277.77
         8647.56  11598.1  11775.3  8215.18
         8692.92  11127.2  11787.6  8258.27
         8660.52  11387.1  11798.6  8227.49
         8859.24  11122.4  11801.1  8416.28
         8800.92  11170    11808.5  8360.87
         9249.12  11252.1  11815.8  8786.66
         9173.52  11289.3  11826.3  8714.84
         9236.16  11500.6  11830.5  8774.35
         8771.76  11131.1  11838    8333.17
         8374.14  10820.9  11850.9  7955.43
         8551.44  10811.3  11856.3  8123.87
         8961.84  10522.9  11863.6  8513.75
         8532     10488.6  11870.5  8105.4
         8502.84  10358.5  11874.5  8077.7
         8134.56  10421.3  11884.5  7727.83
         7976.88  10234.8  11888.5  7578.04
         7891.56  10209.4  11895.4  7496.98
         7921.8   10240.8  11902.5  7525.71
         7923.96  10136.9  11914.8  7527.76
         7904.52  10336.2  11919.9  7509.29
         8071.92  10608.3  11923.9  7668.32
         8160.48  10457.4  11933.4  7752.46
         8142.12  10714.9  11946.8  7735.01
         7966.08  10591.9  11956.3  7567.78
"1993"   7864.79  10486.8  11964.8  7471.55
         7891.64  10522.2  11969    7497.06
         8074.79  10645.3  11980.5  7671.05
         8203.19  10814.4  11983.6  7793.03
         7935.51  10534.1  11990.9  7538.74
         8021.47  10660.3  11998.2  7620.4
         7926.81  10540.5  12005.3  7530.47
         8087.85  10812.8  12012.3  7683.45
         8205.36  10879.2  12023.4  7795.09
         8277.18  11017.7  12026.4  7863.32
         8217.33  10897.8  12038.5  7806.46
         8269.03  10972.5  12045.6  7855.58
         8313.08  11075.1  12050.6  7897.43
         8264.12  11257.3  12054.7  7850.91
         8341.37  11377.6  12061.8  7924.31
         8394.69  11420    12068.8  7974.96
         8412.1   11679.6  12079    7991.5
         8282.62  11477.8  12084    7868.49
         8210.8   11473.1  12090.1  7800.26
         8224.95  11446    12097    7813.7
         8193.39  11329.7  12108    7783.72
         8355.52  11661.6  12110.9  7937.74
         8275     11432.9  12121    7861.25
         8368.58  11622.1  12125.2  7950.15
         8258.68  11298.9  12137.6  7845.75
         8303.29  11335.7  12142.8  7888.13
         8269.56  11340.6  12147    7856.08
         8400.13  11277.3  12154.1  7980.13
         8414.28  11473.9  12161.2  7993.56
         8477.39  11444.6  12168.4  8053.52
         8652.57  11618.6  12175.5  8219.94
         8780.97  12008.8  12182.6  8341.92
         8856.05  12018.4  12192.8  8413.24
         8883.25  12337.2  12196.9  8439.09
         9054.08  12529.5  12204.1  8601.38
         9010.56  12731.3  12211.2  8560.03
         8887.6   12733.6  12218.4  8443.22
         8885.42  12577.8  12225.6  8441.15
         8875.63  12518.2  12235.8  8431.85
         8885.42  12661.3  12241    8441.15
         9089.99  13051.6  12247.1  8635.49
         9113.93  13035.5  12254.3  8658.23
         9216.21  13065    12261.5  8755.4
         9140.04  12923.3  12271.8  8683.04
         8948.53  12665.2  12279    8501.11
         8961.59  12734.1  12283.1  8513.51
         8860.4   12491    12290.3  8417.38
         8953.97  12634.6  12300.6  8506.28
         9189     13223    12304.7  8729.55
         9306.52  13374.5  12312.8  8841.19
         9512.17  13531.9  12320.9  9036.56
         9795.08  13955.5  12332.5  9305.32
"1994"   9779.84  13815.4  12340.6  9290.85
         9989.85  14003    12345.3  9490.35
         9872.33  13825.4  12352.7  9378.71
         10041    13990.5  12364.3  9538.94
         10265.1  14431.9  12371.7  9751.88
         9988.76  13975.3  12374.9  9489.32
         9938.71  13818.6  12386    9441.77
         10070.4  13904.3  12392.1  9566.85
         9932.18  13924.7  12396.2  9435.57
         9854.92  13880.7  12403.3  9362.18
         9846.22  13913.7  12411.7  9353.91
         9799.43  13676.9  12420    9309.46
         9708.03  13697.5  12431.9  9222.63
         9561.13  13330.7  12437.9  9083.08
         9727.61  13744.7  12445.1  9241.23
         9652.54  13605.2  12457.3  9169.91
         9639.48  13720.6  12465.8  9157.5
         9916.94  14186.6  12470.6  9421.1
         9735.23  13778.9  12479.1  9248.47
         9862.54  13941.6  12488.4  9369.41
         9980.05  14016.1  12497.7  9481.05
         9752.64  13519    12507    9265.01
         9648.18  13508.5  12516.2  9165.77
         9646.01  13514.9  12533.5  9163.71
         9454.5   13259.8  12540.6  8981.78
         9427.3   13327.2  12550.7  8955.93
         9402.27  13427.4  12562.5  8932.16
         9736.32  13848.4  12571.7  9249.5
         9885.39  14119.6  12577.8  9391.12
         9845.13  14065.1  12588.5  9352.87
         9934.35  14221    12603.8  9437.64
         10082.3  14424.7  12615.9  9578.22
         9937.62  14178.1  12625    9440.74
         10047.5  14346.5  12631    9545.14
         10088.9  14463.5  12646.1  9584.42
         10147.6  14557.5  12652.2  9640.24
         10066    14380.8  12663.7  9562.71
         9950.67  14188.9  12675.2  9453.14
         9749.38  13959.3  12691.7  9261.91
         9678.65  13775.1  12703.2  9194.72
         9746.11  13943.3  12709.8  9258.81
         10091    14593.6  12721.8  9586.49
         9906.06  14345.4  12739    9410.76
         10023.6  14563.6  12745.9  9522.4
         9886.48  14299.3  12758    9392.15
         9792.9   14261.2  12776.9  9303.26
         9693.88  14200.6  12787.3  9209.19
         9495.85  13933    12794.2  9021.06
         9475.17  13948.8  12806.3  9001.42
         9288.02  13575.9  12820.9  8823.62
         9327.19  13819.4  12835.4  8860.83
         9344.6   13961.5  12856.3  8877.37
"1995"   9414.24  14089.8  12870.9  8943.53
         9390.3   13949    12879.2  8920.79
         9517.61  14222.2  12899.9  9041.73
         9426.21  13933.3  12908.2  8954.9
         9481.7   14036.5  12922.7  9007.62
         9432.74  14182    12937.2  8961.1
         9473     14322    12952    8999.35
         9489.32  14383.4  12966.7  9014.85
         9513.26  14323.9  12981.4  9037.6
         9754.82  14706.9  12996.2  9267.08
         9487.14  14244.2  13011.1  9012.79
         9576.37  14565.5  13026.1  9097.55
         9599.22  14631.3  13047.4  9119.26
         9779.84  14927.3  13060.2  9290.85
         9715.64  14960.5  13077.4  9229.86
         10104.1  15303.7  13086    9598.89
         9865.8   15288.7  13101    9372.51
         9978.97  15464    13116    9480.02
         10214    15777    13131.1  9703.29
         10041    15461    13146    9538.94
         10018.1  15330.1  13161    9517.23
         10263    15814    13184.5  9749.81
         10343.5  16067.2  13190.9  9826.3
         10279.3  15873.1  13205.9  9765.32
         10300    16020.2  13227.4  9784.96
         10311.9  15960.1  13242.4  9796.33
         10393.5  16071.8  13255.3  9873.85
         10595.9  16470.4  13272.5  10066.1
         10656.9  16583.9  13281.3  10124
         10709.1  16600.2  13296.5  10173.6
         10829.9  16778.4  13311.8  10288.4
         10803.7  16795    13333.3  10263.6
         10620.9  16357    13347.8  10089.9
         10656.9  16333.6  13356.1  10124
         10655.8  16240.1  13370.7  10123
         10679.7  16285    13385.2  10145.7
         10754.8  16398.5  13400    10217
         10800.5  16341    13421.1  10260.5
         10676.4  16505    13435.8  10142.6
         10687.3  16620.7  13450.6  10153
         10674.3  16529.4  13459    10140.5
         10726.5  16589.2  13484.2  10190.2
         10552.4  16392.4  13488.4  10024.8
         10574.2  16413.8  13503    10045.5
         10681.9  16546.5  13517.7  10147.8
         10579.6  16479.5  13532.3  10050.6
         10688.4  16812.3  13546.9  10154
         10693.9  16856.5  13561.5  10159.1
         10635.1  16714.8  13576.1  10103.3
         10702.5  16771.7  13597.2  10167.4
         10663.4  16728.9  13605.7  10130.2
         10848.4  16936.2  13626.8  10305.9
"1996"   10996.8  17213.7  13641.6  10447
         11084.4  17441.2  13650.1  10530.2
         11095.4  17210.3  13664.5  10540.6
         11325.4  17201.2  13678.9  10759.1
         11347.3  17034    13693.3  10779.9
         11358.3  17402.3  13707.7  10790.4
         11402.1  17381.6  13721.5  10832
         11413    17551.6  13743.2  10842.4
         11577.3  17611.5  13749.1  10998.5
         11708.8  17749.8  13762.9  11123.3
         11643    17339.2  13776.4  11060.9
         11697.8  17645.2  13795.8  11112.9
         11785.4  17780.2  13809.3  11196.2
         12070.2  17892.7  13822.8  11466.7
         12190.7  18025.8  13830.5  11581.1
         12190.7  17881.3  13844.3  11581.1
         12344    18205.3  13858.1  11726.8
         12355    18056.4  13879.7  11737.2
         12289.3  17831.1  13885.6  11674.8
         12333.1  17786    13899.4  11716.4
         12486.4  17976.6  13923.1  11862.1
         12486.4  17879.8  13927    11862.1
         12552.1  18122.6  13940.8  11924.5
         12574    18046.8  13954.6  11945.3
         12552.1  18251.7  13968.5  11924.5
         12585    18135.8  13988.4  11955.8
         12639.8  18387.9  14002.2  12007.8
         12552.1  18239.9  14010.2  11924.5
         12365.9  18039    14024.3  11747.6
         12070.2  17955    14038.4  11466.7
         12037.4  17935.8  14052.5  11435.5
         12300.2  18420.2  14066.6  11685.2
         12265.6  18447.3  14080.8  11652.3
         12309.8  18535.7  14103    11694.4
         12409.5  18819.3  14109.1  11789
         12254.5  18616.2  14123.2  11641.8
         12309.8  18749.8  14137.4  11694.4
         12343    18955.3  14151.6  11725.9
         12243.4  18742.3  14185.9  11631.2
         12398.4  19077.5  14185.9  11778.5
         12475.9  19364.6  14194    11852.1
         12520.2  19424.4  14208.3  11894.2
         12586.6  19606.3  14222.6  11957.3
         12597.7  19619.3  14236.9  11967.8
         12475.9  19531.3  14259.1  11852.1
         12597.7  19868.9  14274.9  11967.8
         12819.1  20253.9  14288.7  12178.1
         13051.5  20475.5  14292.7  12399
         13029.4  20452.6  14306.5  12377.9
         12785.9  20056.5  14320.4  12146.6
         12830.1  20034.2  14341.2  12188.6
         13160.6  20406.4  14357.9  12502.6
         13261.9  20680.7  14370.4  12598.8
"1997"   13363.2  20614.1  14378.7  12695.1
         13689.7  20785.5  14393.5  13005.2
         13836.1  20923.1  14416.6  13144.3
         13689.7  20702    14429.2  13005.2
         13813.6  20962.2  14439.8  13122.9
         14072.5  21436.1  14452.4  13368.9
         14140    21247.9  14467.2  13433
         14230.1  21373.3  14492.6  13518.6
         14027.5  21178.5  14505.3  13326.1
         14331.4  21857    14511.6  13614.9
         14050    21412.6  14526.4  13347.5
         13926.1  21057.6  14547.5  13229.8
         14365.2  21966    14562.3  13647
         14072.5  21226.2  14570.8  13368.9
         13993.7  21034.8  14586.3  13294
         14275.1  21591.5  14601.9  13561.4
         14297.7  21470.2  14626.3  13582.8
         14590.4  22156.8  14633    13860.9
         14894.3  22950.7  14648.6  14149.6
         14973.1  23159.4  14673.1  14224.5
         14928.1  23426.4  14679.8  14181.7
         14669.2  22757.1  14697.6  13935.7
         15029.4  23447.4  14711    14278
         15254.6  23808.7  14726.7  14491.9
         15479.8  23917.3  14749.1  14705.8
         15671.1  23950.3  14764.8  14887.6
         16346.6  25136.6  14773.8  15529.3
         16493    25060.6  14798.4  15668.3
         16312.8  24634.2  14805.1  15497.2
         16695.6  24816.5  14820.8  15860.8
         16515.5  24481.7  14836.5  15689.7
         16470.5  24690.4  14852.1  15646.9
         15883.5  23917.3  14867.8  15089.4
         15963.5  24083    14883.4  15165.3
         15940.7  23823.4  14899.1  15143.6
         16192.1  24376.4  14914.7  15382.5
         16054.9  24278.1  14930.5  15252.2
         16546.3  25153.4  14955.4  15719
         16912    25794.8  14969    16066.4
         17220.5  26420.4  14984.9  16359.5
         17083.4  26254.5  14994    16229.2
         16626.3  25632.5  15010    15795
         16032.1  24475.2  15032.8  15230.5
         16306.3  25030.1  15041.9  15491
         16203.5  24707.6  15057.9  15393.3
         16112.1  24899.3  15085.4  15306.5
         16180.6  25163.5  15099.2  15371.6
         16374.9  25456.5  15106.1  15556.1
         16763.4  25923.8  15129.4  15925.2
         16406.8  25373.9  15139.1  15586.5
         16609.9  25345.3  15168.2  15779.4
         16880.6  25945.4  15180.3  16036.6
         17408.6  26477.3  15190    16538.2
"1998"   16555.8  25056    15207.4  15728
         17164.9  26080.3  15224.9  16306.7
         17205.5  26547.5  15249.9  16345.2
         17814.7  27601.6  15267.4  16924
         17895.9  27890.6  15277.3  17001.1
         18180.2  28037.3  15293.4  17271.2
         18437.4  28772    15309.4  17515.5
         19087.2  29610.5  15325.4  18132.8
         19046.6  29565.2  15341.4  18094.2
         19520.3  30269.7  15369.5  18544.3
         20061.8  30995.6  15383.5  19058.7
         20386.7  31131    15397.5  19367.4
         21158.3  32417.8  15406.9  20100.4
         20806.4  32324.9  15423.3  19766
         20792.8  32590.3  15439.8  19753.2
         19479.7  30893.2  15456.2  18505.8
         20752.2  32923.4  15472.6  19714.6
         20589.8  32908    15489.2  19560.3
         19899.4  31802.6  15515.3  18904.4
         20819.9  33280.2  15531.9  19778.9
         20346.1  32521.9  15546.1  19328.8
         20955.3  33552.3  15562.7  19907.5
         19303.8  31386.5  15572.1  18338.6
         19479.7  31982.5  15595.6  18505.8
         20427.3  32924.1  15612.2  19406
         21077.1  33650    15628.7  20023.2
         21185.4  33795.4  15645.4  20126.1
         22024.7  35244.5  15662    20923.5
         21374.9  33560.1  15678.7  20306.2
         21036.5  33007.4  15695.4  19984.7
         20200.6  31758.7  15712    19190.6
         19608.5  31142.7  15728.6  18628.1
         19457    30743    15745.3  18484.2
         18217.7  29364    15761.9  17306.8
         18741    30215.4  15778.6  17803.9
         18121.3  30004.8  15795.2  17215.2
         16840.7  27794.7  15811.8  15998.7
         17212.5  28868.6  15828.5  16351.9
         15697.8  26143.8  15844.7  14912.9
         16207.3  27961    15860.6  15396.9
         17088.6  29436.7  15876.6  16234.1
         17240    29849.9  15892.5  16378
         17832.2  31135.8  15908.5  16940.5
         17432.8  30465.4  15924.3  16561.2
         17749.5  31101    15940.1  16862
         18038.7  32213.2  15955.9  17136.8
         18148.9  32092.2  15971.8  17241.4
         17832.2  31433.4  15988.5  16940.5
         17732.8  31383.4  16005.3  16846.1
         18359.1  32816.7  16022.1  17441.2
         18746.9  33432.8  16039    17809.5
"1999"   19567.2  34693.7  16055.1  18588.8
         19358.4  34388    16070.4  18390.5
         19462.8  34119.4  16085.5  18489.6
         18896    33099.2  16100.8  17951.2
         19104.8  33660.2  16116    18149.6
         18433.7  32552.1  16130.9  17512
         18195.1  32539    16145.9  17285.3
         18060.8  32459.8  16160.8  17157.8
         17583.6  31907.1  16175.8  16704.4
         17822.2  32439.4  16190.8  16931.1
         18045.9  33036.3  16205.8  17143.6
         17881.9  32848.9  16220.8  16987.8
         17419.5  32383.1  16235.9  16548.6
         17449.4  32662.5  16250.9  16576.9
         18045.9  33725.5  16266    17143.6
         17628.3  33519.5  16281.1  16746.9
         17688    33384.1  16296.1  16803.6
         17941.5  33949    16311.2  17044.5
         17881.9  33792.8  16326.1  16987.8
         17255.5  32432.6  16341.1  16392.7
         17628.3  32922.6  16356    16746.9
         17106.4  32191.3  16371    16251
         17255.5  32814.2  16386    16392.7
         17345    33081.5  16401.2  16477.7
         17673.1  33707.9  16416.3  16789.4
         17315.2  32939.1  16431.4  16449.4
         17702.9  33914.3  16447.2  16817.8
         17538.9  33334    16463.5  16661.9
         17628.3  33233.5  16479.9  16746.9
         17180.9  32647.4  16496.3  16321.9
         17232.7  32979.7  16512.6  16371
         17015.7  32457.7  16529    16164.9
         17263.7  33071.8  16545.3  16400.5
         17589.1  33604.7  16561.6  16709.6
         17620.1  33612    16578    16739.1
         17930    34135.9  16594.7  17033.5
         17589.1  33428.2  16611.6  16709.6
         17279.2  33176.3  16628.5  16415.2
         17093.2  33076.9  16645.4  16238.5
         17356.6  33530.9  16662.3  16488.8
         17635.6  34117.6  16679.4  16753.8
         17170.7  32889.8  16696.4  16312.1
         17403.1  33376.6  16713.5  16533
         17790.6  34367.8  16730.6  16901
         17914.5  34593.1  16747.6  17018.8
         18379.4  35464    16764.6  17460.5
         18673.9  35444.2  16781.7  17740.2
         19030.3  35734.8  16798.7  18078.8
         19960.1  36887.4  16818.4  18962.1
         20550.6  36849.1  16839.2  19523
         20751.4  37189.7  16859.9  19713.8
         21588.2  38428    16880.7  20508.7
         22173.9  39210.8  16900.8  21065.2
         21655.1  38352.4  16919.2  20572.3
         22073.5  38834.5  16937.6  20969.8
         22123.7  37512.4  16956.1  21017.5
         21420.8  36175.1  16974.5  20349.8
         22943.7  37476.6  16993.4  21796.5
         23646.6  37938    17012.5  22464.2
         24416.4  37713.5  17031.5  23195.5
         24449.8  37734.9  17050.5  23227.3
         26407.8  40056    17069.7  25087.4
         26156.8  38965.1  17088.9  24849
         26658.9  39537.2  17108.1  25325.9
         26608.7  40231.7  17127.3  25278.2
         25219.7  38307.1  17146.8  23958.7
         25721.7  39046.2  17167    24435.6
         23813.9  36584.2  17187.1  22623.2
         24048.2  37202.4  17207.3  22845.8
         24014.7  37161.3  17227.5  22814
         23562.9  36472.6  17248.1  22384.7
         23495.9  36729.9  17268.8  22321.1
         22441.6  34823.8  17289.4  21319.5
         23362.1  36268.6  17310    22194
         24399.6  38715.3  17331.3  23179.7
         24433.1  38564.1  17353    23211.5
         24533.5  38596.9  17374.7  23306.8
         23914.3  37533.1  17396.3  22718.6
         23998    37790.3  17408.8  22798.1


NOTE:The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


--------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCIEurope Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[Figures below represent bar chart in printed piece]

                                 GAM
                              EUROPE
                             CLASS A
                              (AFTER
                             MAXIMUM
                    GAM        SALES          MSCI
                 EUROPE         LOAD        EUROPE
                CLASS A       OF 5%)         INDEX
YEAR                  %            %             %
----            -------        -----         -----
1 Year            39.44        32.46         15.42
3 Year            15.26        13.31         16.42
5 Years            18.3         17.1         18.84
Since Inception     8.7         8.17         13.51


ANNUAL PERFORMANCE - CLASS A

[Figures below represent bar chart in printed piece]

                                 GAM
                              EUROPE
                             CLASS A
                              (AFTER
                             MAXIMUM
               GAM             SALES              MSCI
            EUROPE              LOAD            EUROPE
           CLASS A            OF 5%)             INDEX
YEAR             %                 %                 %
----       -------             -----             -----
1996          21.3              15.2              21.6
1997          27.6              21.2              24.2
1998          10.7               5.2              28.9
1999          16.3              10.5              16.2
2000          9.63              4.15             (2.95)



                                      GAM EUROPE
                        GAM              CLASS A            MSCI
                     EUROPE       (AFTER MAXIMUM          EUROPE
                    CLASS A    SALES LOAD OF 5%)           INDEX
YEAR                      %                    %               %
--------------------------------------------------------------------------------
1996                  21.32                15.25           21.57
1997                  27.55                21.17           24.20
1998                  10.70                 5.17           28.91
1999                  16.21                10.40           16.23
2000*                  9.63                 4.15           (2.95)
* 6 months

                                       24
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

THE FACTS - CLASS B SHARES
================================================================================
                                                 GAM
                                              Europe                   Average
                                 GAM         Class B           MSCI    1 Month
                         Europe(with        deferred         Europe    Deposit
                             Class B   sales charge)          Index       Rate

30th June, 2000            US$14.28                        1,468.66
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (7.09)         (11.74)          (3.09)     1.58
Jan - June, 2000               9.17            4.17           (2.95)     3.06
Average annual total return:
1 year to June, 2000          38.25           33.25           15.42      5.92
--------------------------------------------------------------------------------
Since inception*               5.87            4.62            6.07      5.59
--------------------------------------------------------------------------------
================================================================================


THE FACTS - CLASS C SHARES
================================================================================
                                                 GAM
                                              Europe                   Average
                                 GAM         Class C           MSCI    1 Month
                         Europe(with        deferred         Europe    Deposit
                             Class C   sales charge)          Index       Rate

30th June, 2000            US$13.91                        1,468.66
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000         (7.20)          (8.13)          (3.09)     1.58
Jan - June, 2000               8.93            7.93           (2.95)     3.06
Average annual total return:
1 year to June, 2000          37.50           36.50           15.42      5.92
--------------------------------------------------------------------------------
Since inception*               5.39            5.39            7.00      5.59
--------------------------------------------------------------------------------
================================================================================
* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.


THE COMMENT

   The Fund had an excellent six months, with the NAV of Class A rising by 9.63% compared with a fall of 2.95% in the benchmark index.

   Early identification of major investment themes remains central to the fund manager's investment process. Our long-standing commitments to the telecommunications and media sectors continued to reap rewards, particularly in the early months of 2000. Returns were further enhanced by our selections in the technology sector, implemented some 12 months ago, which yielded exceptional results during the reporting period.

   Within the technology sector the headlines are often made by new, untested business models in the "b2b dotcom" space. We have carefully avoided many such situations, judging the majority of such candidates as unsuitable at this stage of their development for anything other than venture capital. The inflated prices paid by the equity market quite clearly encouraged such companies to float their businesses prematurely. Instead, we have profitably exploited those businesses supplying enabling technologies: companies such as Cor Insurance Technologie, April and Adcon Telemetry being fine examples.

   A further example of enabling technologies is the oil services sector, at last benefiting from increased exploration and production spending, thus, holdings in Geophysique and IHC Caland have produced strong returns for the Fund.

   In media too, the headline-makers have been fledgling franchises where much hope has been built into valuations. Our strategy here has been to tap the very favourable media environment by investing in so called `old media' businesses, in industries such as newspapers, magazines and television broadcasting. Favoured holdings were Daily Mail and General Trust, Telegraaf, M6 and Prisa.

   European business practices remain subject to profound change. The key result of this is that the equity owner is being promoted in the order of ranking while previous vested interests, notably politicians, are seeing their power eroded. While the charge to date has been led by the companies themselves, latterly Europe's politicians have begun to see the unquestionable merit of such change. The recent overhaul of Germany's tax laws is a fine example and one which is set to unleash fiscal reform on a Europe-wide scale. This presents excellent opportunities for the Fund, not just in the near term, but for forthcoming years.

                                       25
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

================================================================================
STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2000 (UNAUDITED)



                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------
EQUITIES - 91.3%
              FINLAND - 3.8%
     18,850   Nokia                                  959,775
      3,155   Sonera                                 143,511
                                                  ----------
                                                   1,103,286
                                                  ----------

              FRANCE - 16.9%
      6,345   Alcatel                                415,240
      1,325   April Group                            261,905
      7,035   Aventis                                507,851
      1,486   AXA-UAP                                233,568
      2,975   Banque Nationale de Paris              285,666
       *935   Business Objects                        85,416
      4,750   Fimalac                                147,601
      2,440   France Telecom                         340,284
     *2,630   Geophysique                            178,881
      2,445   Imerys                                 283,219
      1,804   Marine- Wendel                         137,393
      1,795   Saint Gobain                           242,124
      1,750   Suez Lyonnaise des Eaux                305,904
      3,320   Technip                                400,705
      3,555   Total Fina B                           543,871
      6,400   Valeo                                  341,412
      2,630   Vivendi                                231,619
                                                  ----------
                                                   4,942,659
                                                  ----------

              GERMANY - 11.9%
    *12,860   Adcon Telemetry                        202,132
      1,075   Allianz                                389,137
      3,455   Bayer                                  134,282
      2,940   Bayerische Hypo-Vereinsbank            190,724
      7,490   Bayerische Motoren Werke               225,465
      6,906   BERU                                   207,228
     *9,050   Cor AG Insurance Technologie           152,161
     *9,244   Deutsche Telekom                       524,828
        970   Munchener Ruckversicherung             307,237
     *1,021   Norcom Information Technology           83,644
     *3,972   Rational                               145,673
      2,200   Rhoen-Klinikum                          86,972
     14,690   Sartorius                              165,126
      2,915   Siemens                                437,351
     *2,695   Teamwork Information Management         43,130
     *7,435   Techem                                 177,065
                                                  ----------
                                                   3,472,155
                                                  ----------

              IRELAND - 0.4%
   *260,660   Minment                                103,490
                                                  ----------
                                                     103,490
                                                  ----------

              ITALY - 3.0%
      5,015   Assicurazioni Generali                 171,505
     38,070   ENI                                    219,406
     15,360   Telecom Italia                         210,700
     28,505   TIM                                    290,546
                                                  ----------
                                                     892,157
                                                  ----------

              NETHERLANDS - 10.5%
     13,115   ABN AMRO Holding                       320,579
      5,820   Aegon                                  206,630
      9,930   Fortis AMEV                            288,415
      5,940   IHC Caland                             288,581
      4,505   ING Groep                              303,836
      3,541   KPN                                    158,032
      5,665   Philips                                266,586
       *940   Qiagen                                 162,971
     10,265   Royal Dutch Petroleum                  636,576
     19,960   Telegraaf Holding                      456,333
                                                  ----------
                                                   3,088,539
                                                  ----------

              NORWAY - 1.6%
     24,280   Orkla                                  460,700
                                                  ----------
                                                     460,700
                                                  ----------

              PORTUGAL - 0.9%
    *25,100   Impresa                                274,968
    ++8,297   Sotancro                                     0
                                                  ----------
                                                     274,968
                                                  ----------

              SPAIN - 4.8%
    *11,620   Amadeus Global Travel Distribution     132,277
     16,850   Banco Bilbao Vizcaya Argentaria        251,203
    *25,840   Grupo Prisa                            598,149
      6,545   Repsol YPF Registered                  129,995
    *13,840   Telefonica                             296,640
                                                  ----------
                                                   1,408,264
                                                  ----------

              SWEDEN - 2.6%
     39,210   L.M. Ericsson B                        774,559
                                                  ----------
                                                     774,559
                                                  ----------

              SWITZERLAND - 9.2%
         72   Bank Sarasin B                         185,147
        100   Julius Baer Holding                    394,906
        155   Nestle                                 309,848
        290   Novartis                               458,801
         36   Roche Holding Genussscheine            350,015
        180   Schweizerische Rueckversiche           366,436
       *210   Think Tools                            121,503
      2,000   UBS                                    292,659
        470   Zurich Allied                          231,935
                                                  ----------
                                                   2,711,250
                                                  ----------

              UNITED KINGDOM - 25.7%
    *99,000   Anglian Group                          222,360
     50,000   Arriva                                 132,344
     *7,483   AstraZeneca Group                      349,161
      7,950   Barclays                               197,561
     95,080   BP Amoco                               911,746
     30,775   British Telecom                        397,513
     *8,540   Celltech                               165,334
    *14,275   CGNU                                   237,500
     19,540   Cobham                                 295,543
     42,770   Daily Mail & General Trust A           740,696
    *46,350   FKI                                    164,745
     13,515   Glaxo Wellcome                         393,907
    *43,310   Glynwed International                  155,250
     25,235   Granada Group                          251,908
    *32,305   HSBC Holdings                          369,147
    *38,400   IMI (UK)                               164,367
    *15,529   K S Biomedix Holdings                  132,470
     14,345   Lloyds TSB Group                       135,388
     10,150   Marconi                                132,026
    *20,573   Prudential                             301,209
     *8,550   Rio Tinto                              139,664
    *12,298   Royal Bank of Scotland                 205,724
     21,640   SmithKline Beecham                     283,119
    208,485   Vodafone AirTouch                      841,941
    *40,800   Wolseley                               219,071
                                                  ----------
                                                   7,539,694
                                                  ----------
TOTAL EQUITIES (COST $25,406,506)                 26,771,721
                                                  ----------
================================================================================

                                       26
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

================================================================================
                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------
PREFERRED - 1.8%
              GERMANY - 1.8%
       *730   JUMPtec Industrielle Computertechnik    63,281
        675   Marshollek, Lautenschlaeger und
                Partner Pfd                          336,935
      2,800   Rhoen-Klinikum Pfd                     124,028
                                                  ----------
                                                     524,244
                                                  ----------
TOTAL PREFERRED (COST $256,648)                      524,244
                                                  ----------
TIME DEPOSIT - 6.2%
              UNITED STATES - 6.2%
 $1,825,607   CitiBank
                 6.00% 2000-07-03                  1,825,607
                                                  ----------
TOTAL TIME DEPOSIT (COST $1,825,607)               1,825,607
                                                  ----------
TOTAL INVESTMENTS (COST $27,488,761**) - 99.3%    29,121,572
NET CURRENT ASSETS - 0.7%                            204,144
                                                  ----------
TOTAL NET ASSETS - 100.0%                         29,325,716
                                                  ==========

*  Non-income producing security.
** Cost for federal income tax purposes is identical.
++ Fair Value determined by Board of Directors

See notes to financial statements.
================================================================================


GEOGRAPHIC ANALYSIS AS AT
30TH JUNE, 2000

[Figures below represent pie chart in printed piece]


UNITED KINGDOM                     25.7%
FRANCE                             16.9%
GERMANY                            13.7%
NETHERLANDS                        10.5%
SWITZERLAND                         9.2%
SPAIN                               4.8%
FINLAND                             3.8%
ITALY                               3.0%
SWEDEN                              2.6%
NORWAY                              1.6%
PORTUGAL                            0.9%
IRELAND                             0.4%
NET CURRENT ASSETS                  6.9%



INVESTMENT ANALYSIS AS AT
30TH JUNE, 2000

[Figures below represent pie chart in printed piece]

INSURANCE                          11.4%
TELECOMMUNICATIONS                 10.9%
ELECTRICAL & ELECTRONICS            9.8%
BANKING                             9.6%
HEALTH & PERSONAL CARE              8.5%
ENERGY SOURCES                      8.3%
BROADCASTING & PUBLISHING           7.1%
MULTI-INDUSTRY                      3.7%
OTHER                              23.8%
NET CURRENT ASSETS                  6.9%


                                       27
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

                             GAM NORTH AMERICA FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

FAYEZ SAROFIM FOUNDED FAYEZ SAROFIM &CO. IN 1958 AND IS THE PRESIDENT AND CHAIRMAN OF THE BOARD. HE IS ALSO DIRECTOR OF TELEDYNE INC., ARGONAUT GROUP, UNITRIN, INC., MESAINS., IMPERIAL HOLLY CORP. AND EXORGROUP. FROM 1951 TO 1958 MR. SAROFIM WORKED FOR ANDERSON, CLAYTON &CO. WHERE HIS LAST ASSIGNMENT WAS AS ASSISTANT TO THE PRESIDENT. HE COMMENCED MANAGEMENT OF GAMNORTH AMERICA FUND ON 29TH JUNE, 1990. MR. SAROFIM ALSO MANAGES THE OFFSHORE FUND GAM U.S. INC.


   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States and Canada. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------
THE FACTS -- CLASS A SHARES

                                                    GAM
                                          North America
                                                Class A      (after     Average
                                     GAM        maximum       S&P 1       Month
                           North America     sales load        Comp     Deposit
                                 Class A          of 5%)      Index        Rate

30th June, 2000                 US$18.89       US$19.88    1,454.60
--------------------------------------------------------------------------------
                                      %               %           %            %
--------------------------------------------------------------------------------
Quarter to June, 2000              3.56           (1.61)      (2.66)        1.58
--------------------------------------------------------------------------------
Jan-June, 2000                     3.22           (1.94)      (0.42)        3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000               6.00            0.70        7.25         5.92
--------------------------------------------------------------------------------
3 years to June, 2000             15.84           13.87       19.71         5.64
--------------------------------------------------------------------------------
5 years to June, 2000             21.81           20.57       23.83         5.61
--------------------------------------------------------------------------------
Since inception                   14.74           14.18       17.25         5.42
--------------------------------------------------------------------------------

    Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       28
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

[Figures below represent line chart in printed piece]

                       GAM
                     NORTH
                   AMERICA
                   CLASS A
                    (AFTER
           GAM    MAXIMUM  STANDARD  AVERAGE
         NORTH      SALES  & POOR'S  1 MONTH
       AMERICA       LOAD COMPOSITE  DEPOSIT
       CLASS A     OF 5%)     INDEX     RATE
       -------      -----     ----     -----
"1990"   10000    10000    10000    10000
         10000    10017.4  10009.5  9500
         10006    9547.96  10025.5  9505.7
         10013    9366.41  10050.8  9512.35
         10021    9225.32  10057.7  9519.95
         10028    9419.91  10073.8  9526.6
         10036    9375.61  10089.6  9534.2
         10045    9458.19  10105.4  9542.75
         10050.5  9349.53  10121.2  9548
         10058    9500.32  10137    9555.1
         10065    9647.26  10153.1  9561.75
         10071    9791.87  10169.1  9567.45
         10075    9630.21  10192    9571.25
         9995     9667.32  10208.1  9495.25
         9991     9750.08  10217.2  9491.45
         9981     9852.89  10233.6  9481.95
         9974     9467.89  10250    9475.3
         9966     9467.22  10266.5  9467.7
         9957     9752.25  10282.9  9459.15
         9948     10166.3  10299.6  9450.6
         9786     10266.3  10316.4  9296.7
         9773     10175    10333.2  9284.35
         9780     10551    10359.3  9291
         9845     10392.5  10366.3  9352.75
         9916     10263.1  10382.7  9420.2
         9999     10138.8  10406.1  9499.05
         10010    10353.9  10422.4  9509.5
         10008    10360.6  10443.5  9507.6
         10005    10639.6  10448.2  9504.75
         9998     10252.1  10464.5  9498.1
         9989     10265.6  10480.9  9489.55
         9981     9662.14  10497.3  9481.95
         9972     9796.05  10524.5  9473.4
         9963     9503.49  10529    9464.85
         9954     9305.06  10556.2  9456.3
         9952     9343.68  10560.7  9454.4
         9947     9322.78  10576.6  9449.65
         9941     9216.96  10599.6  9443.95
         9739     8840.32  10615.7  9252.05
         9901     9146.75  10631.8  9405.95
         9876     9110.3   10641    9382.2
         9776     8818.08  10657.7  9287.2
         9926     9159.45  10674.4  9429.7
         9764     8794.84  10691.1  9275.8
         9999     9172.16  10714.7  9499.05
         10097    9321.94  10723.9  9592.15
         10190    9324.95  10749.1  9680.5
         10152    9249.39  10756    9644.4
         10285    9478.59  10772    9770.75
         10384    9626.03  10788    9864.8
         10313    9549.3   10805.9  9797.35
         10248    9670.33  10831.4  9735.6
         10214    9685.71  10849.2  9703.3
"1991"   9848     9260.76  10859.4  9355.6
         9808     9178.68  10875    9317.6
         10284    9731.02  10890.7  9769.8
         10438    9884.15  10906.3  9916.1
         10615    10253.4  10921.9  10084.2
         11105    10856.6  10936.2  10549.8
         11148    10878.3  10960.6  10590.6
         11218    10832.7  10964.7  10657.1
         11274    10901.4  10987.2  10710.3
         11448    11015.1  10993.4  10875.6
         11446    10996.9  11007.9  10873.7
         11388    10936.5  11028.6  10818.6
         11477    10987    11043.1  10903.2
         11621    11211.5  11051.3  11040
         11716    11293.3  11064.6  11130.2
         11670    11293.1  11083.5  11086.5
         11432    11083.8  11091.1  10860.4
         11699    11281.2  11104.3  11114
         11640    11189.6  11116.8  11058
         11610    11063.1  11129.4  11029.5
         11713    11225    11141.9  11127.3
         11784    11546.4  11159.7  11194.8
         11601    11270.7  11166.9  11021
         11681    11323.8  11179.3  11097
         11507    11056.7  11197.1  10931.7
         11641    11271.4  11209.6  11059
         11665    11279.4  11216.7  11081.8
         11762    11419.3  11229.5  11173.9
         11764    11441.2  11242.2  11175.8
         11775    11456.6  11262.3  11186.2
         11918    11521    11267.8  11322.1
         12043    11616.1  11280.3  11440.8
         11777    11277    11292.9  11188.2
         12214    11804.6  11305.5  11603.3
         12292    11859.1  11318    11677.4
         12057    11660.4  11335.8  11454.2
         11984    11583.5  11347.8  11384.8
         11972    11594.5  11359.9  11373.4
         11997    11659.9  11372    11397.2
         11838    11415.3  11378.9  11246.1
         11885    11631.8  11390.5  11290.8
         12055    11745.6  11407.1  11452.2
         12042    11738.6  11413.7  11439.9
         12136    11768.7  11430    11529.2
         12233    11861.7  11436.3  11621.3
         12084    11631    11447.2  11479.8
         11914    11339.1  11458.2  11318.3
         12142    11529.3  11469.1  11534.9
         12162    11441.4  11484.9  11553.9
         12315    11636    11491.2  11699.2
         12781    12017.5  11508.7  12142
         13327.7  12580    11518.3  12661.3
"1992"   13363.3  12673.6  11524.7  12695.1
         13226.9  12570.8  11533.9  12565.5
         13057.3  12639.2  11543.2  12404.5
         13023.2  12604.6  11556.4  12372.1
         12988.5  12458.5  11561.7  12339.1
         13105.5  12581.5  11570.9  12450.2
         13012.2  12549.2  11580    12361.6
         13017.2  12549.9  11589    12366.4
         13100.5  12562.4  11604.4  12445.5
         12865.4  12348.8  11610.9  12222.1
         12884.8  12391.6  11616.2  12240.6
         12989.1  12505.8  11629.3  12339.7
         12844.7  12301.8  11638.5  12202.5
         13042.3  12387.9  11643.7  12390.2
         13073.4  12409.6  11652.9  12419.7
         13019.2  12541.4  11662.2  12368.3
         12935    12496.1  11671.4  12288.2
         13204.7  12762    11686.7  12544.4
         13226.9  12817.5  11689.1  12565.6
         13113.7  12651.9  11701.3  12458
         13045.5  12696.2  11711.1  12393.2
         13394    12804.2  11718.4  12724.3
         13087.4  12690.7  11723.3  12433
         12971.5  12603.7  11732    12322.9
         12845.7  12399.3  11745.7  12203.4
         12960.4  12577    11753.1  12312.4
         13155.2  12735.1  11758.1  12497.4
         13205    12774.4  11766.7  12544.7
         13123.6  12747.3  11775.3  12467.4
         13071.4  12686.7  11787.6  12417.8
         13526.8  13111.6  11798.7  12850.5
         13426.5  12943.9  11801.1  12755.2
         13503.7  12992.1  11808.5  12828.5
         13216.8  12689.7  11815.8  12556
         13273    12799.5  11826.3  12609.4
         13429.5  12901.3  11830.5  12758
         13670.2  13162.1  11838    12986.7
         13541.8  13072.8  11850.9  12864.7
         13212.8  12909.3  11856.3  12552.2
         12931    12636.2  11863.6  12284.4
         12885.8  12639.7  11870.5  12241.5
         13172.7  12881.4  11874.5  12514.1
         13277    12987.7  11884.5  12613.2
         13422.5  13137.8  11888.5  12751.4
         13268    13016.2  11895.4  12604.6
         13439.5  13088.7  11902.5  12767.6
         13587    13234.3  11914.8  12907.6
         13694.3  13435.9  11919.9  13009.6
         13824.7  13567    11923.9  13133.5
         13751.5  13497.8  11933.4  13063.9
         14062.5  13750.7  11946.8  13359.3
         13926    13710.2  11956.3  13229.7
"1993"   13667.6  13599.2  11964.8  12984.2
         13335.6  13468.2  11969    12668.8
         13395.5  13659.6  11980.5  12725.8
         13360    13766.8  11983.6  12692
         13424.8  13852.8  11990.9  12753.6
         13446.8  14027.2  11998.2  12774.5
         13383    13932.3  12005.3  12713.8
         12856.8  13646.7  12012.3  12213.9
         13201    13866.4  12023.4  12540.9
         13592.2  14272.8  12026.4  12912.6
         13485.5  14177.3  12038.5  12811.2
         13266.3  14104.8  12045.6  12603
         13205.1  14171.7  12050.6  12544.9
         12784.6  13912.5  12054.7  12145.3
         12730.2  14111.3  12061.8  12093.7
         12659    14090.2  12068.8  12026.1
         12512.5  13659.3  12079    11886.9
         12859.9  13947.8  12084    12216.9
         12829.5  13966.2  12090.1  12188.1
         12914.3  13897    12097    12268.6
         13055.5  14145.4  12108    12402.8
         13073.3  14222.1  12110.9  12419.7
         12957.2  14150.8  12121    12309.3
         13011.6  14159    12125.2  12361
         12889.2  14119.5  12137.6  12244.7
         13006.4  14305.4  12142.8  12356
         12785.6  14122.8  12147    12146.3
         12830.6  14230    12154.1  12189.1
         12679.9  14144.1  12161.2  12046
         12685.2  14248.7  12168.3  12050.9
         12637    14290.2  12175.5  12005.2
         12505.2  14315.9  12182.6  11880
         12514.6  14376.3  12192.8  11888.9
         12886    14474.6  12196.9  12241.7
         12925.8  14694.4  12204.1  12279.5
         12958.2  14684.2  12211.2  12310.3
         12905.9  14714.8  12218.4  12260.6
         12629.7  14499.2  12225.6  11998.2
         12814.9  14722    12235.8  12174.2
         12731.2  14715.1  12241    12094.7
         12894.4  14708.1  12247.1  12249.7
         13358.9  14957.5  12254.3  12691
         13137.1  14829.7  12261.5  12480.3
         13250.1  14994    12271.8  12587.6
         13094.2  14717.5  12279    12439.5
         13289.9  14838.3  12283.1  12625.4
         13250.1  14698.2  12290.3  12587.6
         13253.3  14794.7  12300.6  12590.6
         13410.2  14947.7  12304.7  12739.7
         13362.1  14932    12312.8  12694
         13275.2  14944.7  12320.9  12611.5
         13509.6  15103.2  12332.5  12834.1
"1994"   13394.3  14947.3  12340.6  12724.6
         13698.6  15271    12345.3  13013.7
         13546.5  15215.5  12352.7  12869.2
         13441.6  15180.6  12364.3  12769.5
         13623.3  15498.7  12371.7  12942.1
         13381    15189.4  12374.9  12712
         13298.3  15148    12386    12633.4
         13234.8  15074.1  12392.2  12573.1
         13159.5  15064.2  12396.2  12501.5
         13107.8  15064.7  12403.3  12452.4
         13115.2  15088.1  12411.7  12459.4
         13137.3  15133.2  12420    12480.5
         12895.1  14865.3  12431.9  12250.3
         12372.2  14191.9  12437.9  11753.6
         12580.5  14554    12445.1  11951.4
         12426.8  14322.3  12457.3  11805.5
         12735.6  14662.1  12465.8  12098.8
         12827.1  14680.4  12470.6  12185.8
         12537.6  14341.5  12479.1  11910.7
         12689.8  14420.1  12488.4  12055.3
         12865.5  14710.8  12497.7  12222.3
         12926.1  14853    12507    12279.8
         12963    14911.6  12516.2  12314.9
         12895.1  14926.8  12533.5  12250.3
         12831.6  14814.8  12540.6  12190
         12683.9  14559.2  12550.7  12049.7
         12626.2  14531.1  12562.5  11994.9
         12745.9  14599.8  12571.7  12108.6
         12927.6  14841.4  12577.8  12281.2
         12963    14817.8  12588.5  12314.9
         13112.2  15046.5  12603.8  12456.6
         13031    14952.9  12615.9  12379.4
         13150.6  15070    12625    12493.1
         13323.4  15113.7  12631    12657.3
         13564.2  15523.1  12646.1  12886
         13542    15413.4  12652.2  12865
         13418    15265.1  12663.7  12747.1
         13555.4  15425.3  12675.2  12877.6
         13412.1  15104.6  12691.7  12741.5
         13514    15142.9  12703.2  12838.3
         13449    15062.7  12709.8  12776.5
         13791.7  15396.5  12721.8  13102.1
         13621.8  15137.8  12739    12940.7
         13940.9  15524.6  12745.9  13243.8
         13735.6  15227.9  12758    13048.8
         13909.8  15333.8  12776.9  13214.4
         13788.7  15087.4  12787.3  13099.3
         13629.2  14959.4  12794.2  12947.7
         13570.1  14940.5  12806.3  12891.6
         13496.3  14821.6  12820.8  12821.5
         13793.2  15108.3  12835.4  13103.5
         13879.3  15180.2  12856.3  13185.3
"1995"   13761.7  15170    12870.8  13073.6
         13666.7  15230.1  12879.2  12983.4
         13834.1  15521.2  12899.9  13142.4
         13758.7  15411.6  12908.2  13070.7
         13889.8  15509.6  12922.7  13195.4
         14236.6  15936.3  12937.2  13524.8
         14149.2  15961.9  12952    13441.7
         14227.6  15981    12966.7  13516.2
         14322.6  16050.7  12981.4  13606.5
         14443.2  16119.7  12996.2  13721.1
         14588    16275.2  13011.1  13858.6
         14809.6  16486.5  13026.1  14069.1
         14910.6  16729.6  13047.4  14165.1
         14808.1  16693.3  13060.2  14067.7
         14916.7  16873.7  13077.4  14170.8
         14880.5  16852.9  13086    14136.4
         15109.7  17087    13101    14354.2
         15124.7  17141.3  13116    14368.5
         15433.8  17473.5  13131.1  14662.2
         15391.6  17608.4  13146    14622
         15289.1  17480.7  13161    14524.6
         15341.9  17489.4  13184.5  14574.8
         15623.8  17897.5  13190.9  14842.6
         15530.3  17748.5  13205.9  14753.8
         15860.6  18236.8  13227.4  15067.5
         15942    18209.2  13242.4  15144.9
         15869.6  18317.2  13255.3  15076.1
         15946.5  18664.4  13272.5  15149.2
         16044.5  18858.7  13281.3  15242.3
         15993.2  18663.4  13296.5  15193.6
         16103.3  18854.5  13311.8  15298.1
         16106.3  18795.5  13333.3  15301
         16053.6  18794.7  13347.8  15250.9
         15844    18749    13356.1  15051.8
         15928.4  18789.5  13370.7  15132
         16012.8  18959.7  13385.2  15212.2
         16208.8  19307.4  13400    15398.4
         16686.8  19614.7  13421.1  15852.5
         16825.5  19591.4  13435.8  15984.3
         16861.7  19597.4  13450.6  16018.6
         16988.4  19493.5  13459    16139
         17003.5  19659.6  13484.2  16153.3
         17001.9  19737.2  13488.4  16151.9
         16931.1  19685.2  13503    16084.5
         17000.4  19870.3  13517.7  16150.4
         17229.6  20009    13532.3  16368.2
         17621.7  20172    13546.9  16740.6
         17629.2  20332.3  13561.5  16747.7
         17973    20759.6  13576.1  17074.3
         18265.5  20966.4  13597.2  17352.2
         17942.8  20545.3  13605.7  17045.7
         17837.3  20728.9  13626.8  16945.4
"1996"   18042.9  20872.7  13641.6  17140.8
         18209.3  20967.7  13650.1  17298.8
         17785.8  20344.9  13664.5  16896.5
         18133.7  20814.9  13678.9  17227
         18526.9  21191.5  13693.3  17600.6
         18905    21785.2  13707.7  17959.8
         19479.7  22474.7  13721.5  18505.7
         19116.7  22026.3  13743.2  18160.9
         19192.4  22120.1  13749.1  18232.7
         19525.1  22141.4  13762.9  18548.8
         19147    21783.5  13776.4  18189.6
         19207.5  22223    13795.8  18247.1
         19207.5  22143.6  13809.3  18247.1
         19343.6  22278.7  13822.8  18376.4
         19086.5  21964.6  13830.5  18132.2
         18799.1  21914.4  13844.3  17859.2
         18995.7  22108.2  13858.1  18046
         19071.4  22331.7  13879.7  18117.8
         18663    21885.3  13885.6  17729.9
         19328.5  22602    13899.4  18362.1
         19888.1  23009.5  13923.1  18893.7
         19812.4  23202.4  13927    18821.8
         19767.1  22841.8  13940.8  18778.7
         20054.4  23004.7  13954.6  19051.7
         19963.7  22774.6  13968.5  18965.5
         20084.7  22910.9  13988.4  19080.4
         20296.4  23161.6  14002.2  19281.6
         19615.8  22371.1  14010.2  18635
         19056.2  21600.8  14024.3  18103.4
         19389    21746.6  14038.4  18419.5
         19192.4  21658.2  14052.5  18232.7
         20084.7  22674.8  14066.6  19080.4
         20054.4  22874.9  14080.8  19051.7
         20205.7  22912.6  14103    19195.4
         20099.8  22829.5  14109.1  19094.8
         19797.3  22430.2  14123.2  18807.4
         20099.8  22844.9  14137.4  19094.8
         20614    23550.9  14151.6  19583.3
         20689.6  23646.9  14185.9  19655.2
         20780.4  23685.3  14185.9  19741.4
         21158.5  24247.7  14194    20100.6
         21264.3  24264.5  14208.3  20201.1
         21506.3  24492.1  14222.6  20431
         21052.6  24067.3  14236.9  20000
         21385.3  24404.1  14259.1  20316.1
         22277.7  25282.2  14274.9  21163.8
         22549.9  25470    14288.7  21422.4
         22837.2  26171.6  14292.7  21695.4
         22716.2  26165.3  14306.5  21580.4
         22519.6  25941.8  14320.4  21393.7
         21687.8  24954    14341.2  20603.4
         22538.9  25861.9  14357.9  21411.9
         22770.1  26112.1  14370.4  21631.6
"1997"   22654.5  25907.3  14378.7  21521.7
         22918.7  26328.4  14393.5  21772.7
         23579.1  26934.4  14416.6  22400.2
         23314.9  26539.1  14429.2  22149.2
         24190.1  27302.4  14439.8  22980.6
         24173.6  27267.4  14452.4  22964.9
         25180.8  28077.8  14467.2  23921.8
         25015.7  28150.4  14492.6  23764.9
         24503.8  27640.2  14505.3  23278.6
         25114.8  28288    14511.7  23859
         24338.7  27674.3  14526.4  23121.8
         24206.6  27516.9  14547.6  22996.3
         23133.3  26351.7  14562.3  21976.7
         23331.5  26536.2  14570.8  22164.9
         22852.6  25905.6  14586.3  21710
         23579.1  26495.3  14601.9  22400.2
         24008.4  26944.2  14626.3  22808
         25577.1  28951.6  14633    24298.2
         25808.3  29220.9  14648.6  24517.8
         25824.8  29078.1  14673.1  24533.5
         26237.6  29568.7  14679.8  24925.7
         25973.4  29555.7  14697.6  24674.7
         26567.8  30144.3  14711    25239.4
         27492.5  31237.6  14726.7  26117.9
         26997.1  30713.9  14749.1  25647.3
         27228.3  30952.2  14764.8  25866.9
         28004.3  31909    14773.8  26604.1
         28070.4  32135.7  14798.4  26666.9
         27855.7  31955.5  14805.1  26463
         28532.7  32788.8  14820.8  27106.1
         28829.9  33284.1  14836.5  27388.4
         28351.1  32828.4  14852.1  26933.6
         27542.7  31979.8  14867.8  26165.5
         27725    32258.8  14883.4  26338.7
         27957    31543.7  14899.1  26559.1
         27957    32666.9  14914.7  26559.1
         27509.5  32276.3  14930.6  26134
         28669.6  33538.2  14955.4  27236.1
         28619.8  33475.4  14969    27188.9
         29017.6  34165.4  14984.9  27566.7
         28885    34014.5  14994    27440.8
         28487.3  33586    15010    27062.9
         26432.3  30832.2  15032.8  25110.7
         28255.3  33022.5  15041.9  26842.5
         27642.1  32404.7  15057.9  26260
         28387.8  33297.4  15085.4  26968.4
         28503.8  33324.5  15099.2  27078.7
         29299.3  34324.7  15106.1  27834.3
         29547.9  34602.6  15129.4  28070.5
         29093.5  33944.5  15139.1  27638.8
         28675.2  33613.5  15168.2  27241.5
         28625    33611.8  15180.3  27193.8
"1998"   29411.3  34458.8  15190    27940.8
         28541.4  33133.9  15207.4  27114.3
         29528.4  33931.2  15224.9  28052
         28892.7  33780.8  15249.9  27448.1
         30130.7  35356.3  15267.4  28624.2
         30398.4  35712.5  15277.3  28878.5
         30799.9  36053.6  15293.4  29259.9
         31301.8  36702.5  15309.4  29736.7
         31586.2  37051.4  15325.4  30006.9
         31619.7  37225.3  15341.4  30038.7
         32238.7  38189.9  15369.5  30626.8
         33025    38776.9  15383.5  31373.8
         33008.3  38716.9  15397.5  31357.9
         34012.1  39713.1  15406.9  32311.5
         33577.1  39310    15423.3  31898.2
         33777.9  39815.4  15439.8  32089
         32807.5  38510.9  15456.2  31167.1
         34145.9  39781.3  15472.6  32438.6
         33828.1  39245.3  15489.2  32136.7
         33928.4  39227    15515.3  32232
         33593.8  39402.8  15531.9  31914.2
         33627.3  38722.1  15546.2  31945.9
         34698    39611.4  15562.7  32963.1
         33577.1  38247.7  15572.1  31898.2
         34447.1  39190.1  15595.6  32724.7
         35568    40453.3  15612.2  33789.6
         36170.3  41133.8  15628.7  34361.8
         36421.2  41424.1  15645.4  34600.1
         36672.2  42107.4  15662    34838.6
         35952.8  40808.5  15678.7  34155.1
         34748.2  39580.4  15695.4  33010.8
         33665.8  38548.9  15712    31982.5
         33956.9  38578.8  15728.6  32259
         33991.1  38748.9  15745.3  32291.6
         30258.1  34098.6  15761.9  28745.2
         31713.7  34701    15778.6  30128
         31987.6  36701.7  15795.2  30388.2
         31610.9  36504.9  15811.8  30030.4
         32330.1  37400.1  15828.4  30713.6
         31114.3  35266.4  15844.7  29558.6
         31319.8  35644.7  15860.6  29753.8
         34744.6  37967.6  15876.6  33007.4
         33511.7  38333.8  15892.5  31836.1
         34385    39749.7  15908.4  32665.7
         34624.7  40426.3  15924.3  32893.5
         35087.1  40640.5  15940.1  33332.7
         36525.5  42524.9  15955.9  34699.2
         35874.8  41656.2  15971.8  34081
         36354.2  42529.2  15988.4  34536.5
         34951.8  40874.9  16005.3  33204.2
         36385.7  43094.3  16022.2  34566.4
         37349.1  43917.2  16039    35481.7
"1999"   37416.4  44022    16055.1  35545.5
         37998.9  45315.7  16070.3  36098.9
         37528.4  44587.6  16085.6  35652
         36878.6  44265.8  16100.8  35034.7
         38290.1  45678    16116    36375.6
         37550.8  44639.2  16130.9  35673.2
         37662.8  44161    16145.9  35779.7
         38514.2  45681    16160.8  36588.5
         37438.8  44400.3  16175.8  35566.8
         38693.4  46084.8  16190.8  36758.8
         39522.4  46977.7  16205.8  37546.3
         39298.4  46620.9  16220.8  37333.4
         39432.8  47105.6  16235.9  37461.2
         39276    47511.1  16250.9  37312.2
         40396.2  48872.9  16266    38376.4
         38491.8  46396.3  16281.1  36567.2
         40060.1  48946.8  16296.1  38057.1
         40060.1  48763.6  16311.2  38057.1
         39589.6  48259.2  16326.1  37610.1
         39365.6  48241.4  16341.1  37397.3
         38379.8  47069.9  16356    36460.8
         37954.1  46908.1  16371    36056.4
         39007.1  48097.5  16386.1  37056.8
         37774.8  46648.5  16401.2  35886.1
         38805.5  48642.9  16416.3  36865.2
         38379.8  48017.9  16431.4  36460.8
         40149.8  50189    16447.2  38142.3
         40329    50484.9  16463.6  38312.6
         40530.6  50805    16479.9  38504.1
         39298.4  48654.7  16496.3  37333.4
         38626.2  47954.4  16512.6  36694.9
         37864.4  46873.5  16529    35971.2
         38738.2  48076.1  16545.3  36801.3
         39925.7  49151.8  16561.6  37929.4
         39074.3  47854.8  16578    37120.6
         39679.3  49067.2  16594.7  37695.3
         39253.6  48604.7  16611.6  37290.9
         39074.3  48305.7  16628.5  37120.6
         37438.8  46428.2  16645.4  35566.8
         37864.4  47210    16662.3  35971.2
         38872.7  48329.4  16679.4  36929
         36811.4  45406.1  16696.4  34970.8
         38178.1  46847.8  16713.5  36269.2
         39679.3  49050.8  16730.6  37695.3
         39858.5  49891.7  16747.6  37865.6
         39858.5  50533.3  16764.6  37865.6
         40821.9  51507.3  16781.7  38780.8
         40418.6  51043.7  16798.7  38397.7
         40844.3  51617    16818.4  38802.1
         40351.4  51334.5  16839.2  38333.8
         40149.8  51450.4  16859.9  38142.3
         41090.8  52877.4  16880.7  39036.2
         40373.8  52821    16900.8  38355.1
"2000"   40844.3  52919.3  16919.2  38802.1
         41583.7  53205.8  16937.6  39504.5
         39836.1  50906.6  16956.1  37844.3
         39836.1  50661.2  16974.5  37844.3
         40104.9  51753    16993.4  38099.7
         39007.1  50520.3  17012.4  37056.8
         37730    48937.8  17031.5  35843.5
         37080.3  49020.7  17050.5  35226.3
         37662.8  50604.7  17069.7  35779.7
         37281.9  50337.9  17088.9  35417.8
         39813.7  53006.3  17108.1  37823
         40732.3  55465.1  17127.3  38695.7
         41673.3  54825.6  17146.8  39589.6
         41762.9  54782.1  17167    39674.8
         39880.9  51042    17187.1  37886.9
         40844.3  52088.6  17207.3  38802.1
         41001.1  53499.1  17227.4  38951.1
         40687.5  51904.7  17248.1  38653.1
         41538.9  52944    17268.8  39461.9
         40754.7  51072.8  17289.4  38717
         41225.2  50256.3  17310    39163.9
         41919.8  53536.6  17331.3  39823.8
         41404.4  52759    17353    39334.2
         42188.6  54230.1  17374.7  40079.2
         42054.2  53121.5  17396.3  39951.5
         42323.1  53104.8  17408.8  40206.9




NOTE:The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.


--------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.

AVERAGE ANNUAL TOTAL RETURN - CLASS A

[Figures below represent bar chart in printed piece]

                                           GAM
                                 NORTH AMERICA      STANDARD &
                      GAM              CLASS A          POOR'S
            NORTH AMERICA       (AFTER MAXIMUM       COMPOSITE
                  CLASS A    SALES LOAD OF 5%)           INDEX
YEAR                    %                   %                %
----        -------------    -----------------     -----------
1 Year                  6                  0.7            7.25
3 Year              15.84                13.87           19.71
5 Years             21.81                20.57           23.83
Since Inception     14.74                14.18           17.25

ANNUAL PERFORMANCE - CLASS A

[Figures below represent bar chart in printed piece]

                                           GAM
                                 NORTH AMERICA      STANDARD &
                      GAM              CLASS A          POOR'S
            NORTH AMERICA       (AFTER MAXIMUM       COMPOSITE
                  CLASS A    SALES LOAD OF 5%)           INDEX
            -------------    -----------------     -----------
1996                 24.1                 17.9            22.9
1997                 29.4                 22.9            33.4
1998                 29.4                   23            28.8
1999                 9.3                   3.9              21
2000*                3.22                (1.94)          (0.42)


                                             GAM
                                   NORTH AMERICA      STANDARD &
                        GAM              CLASS A          POOR'S
              NORTH AMERICA       (AFTER MAXIMUM       COMPOSITE
                    CLASS A    SALES LOAD OF 5%)           INDEX
YEAR                      %                    %               %
--------------------------------------------------------------------------------
1996                  24.10                17.89           22.95
1997                  29.41                22.94           33.35
1998                  29.44                22.96           28.76
1999                   9.32                 3.85           21.04
2000*                  3.22                (1.94)          (0.42)
* 6 months

                                       29
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

THE FACTS - CLASS B SHARES
================================================================================
                                                 GAM
                                       North America                   Average
                                 GAM         Class B            S&P    1 Month
                  North America(with        deferred           Comp    Deposit
                             Class B   sales charge)          Index       Rate

30th June, 2000            US$18.71                        1,454.60
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000          3.37           (1.63)          (2.66)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000               2.86           (2.14)          (0.42)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000           5.17            0.17            7.25      5.92
--------------------------------------------------------------------------------
Since inception*               9.79            8.58           16.11      5.59
--------------------------------------------------------------------------------
================================================================================


THE FACTS - CLASS C SHARES
================================================================================
                                                 GAM
                                       North America                   Average
                                 GAM         Class C            S&P    1 Month
                  North America(with        deferred           Comp    Deposit
                             Class C   sales charge)          Index       Rate

30th June, 2000            US$18.40                        1,454.60
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000          3.31            2.31           (2.66)     1.58
--------------------------------------------------------------------------------
Jan - June, 2000               2.74            1.74           (0.42)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000           5.14            4.14            7.25      5.92
--------------------------------------------------------------------------------
Since inception*               5.76            5.76           13.88      5.58
--------------------------------------------------------------------------------
================================================================================
* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.



THE COMMENT

   We believe we are at an inflection point in the U.S. economy, between the white hot pace of growth of 1999's final quarter, and a more moderate level of economic activity ahead. We believe factors are in place to insure the successful transition to a sustainable non-inflationary rate of growth. The recent evidence of moderating economic activity confirms, in our view, that monetary policy is ahead of the curve in confronting what we see as a cyclical, non-secular, up-tick in the level of core inflation. The behavior of prices in the general economy remains of utmost concern going forward, as does the level of wage inflation, with historically low unemployment. Therefore, we expect the FOMC's restrictive stance to remain in place over the next few months, although further increases in short-term interest rates may not be required. Demand in the sectors of the economy most sensitive to the higher cost of capital, such as housing starts and auto sales, has probably peaked, and thus will be a much smaller contributor to incremental GDP. With the U.S. equity market representing 55 per cent of world capitalization, dominant companies domiciled in the U.S. should continue to achieve above average earnings growth, leading to meaningful stock- price appreciation over a multi-year time frame. Our projection of 15 per cent earnings growth for the portfolio in 2000, remains in place, supporting our outlook for the Dow Jones Industrial Average to reach 25,000 - 30,000 by 2008. We are much more comfortable with the investment backdrop, which has been unfolding since mid-March. We have witnessed a sharp shift in investor sentiment away from momentum-driven strategies, to a more fundamentally-based approach to equity valuation. As monetary policy attempts to decelerate the robust pace of U.S. growth, companies with sustainable earnings growth and strong balance sheets, are receiving renewed investor respect. We expect that our focus on top tier companies, with strong business franchises, and proven proprietary technologies, will constitute a relatively risk averse portfolio, which can achieve an above average, absolute total rate of return. The portfolio's concentration in health care and consumer staples, along with our focus on industry-leading technology companies benefited the portfolio's results for the first six months of 2000. The health care sector specifically is receiving renewed attention due to their profitable businesses with consistent and recurring earnings streams, supportive demographics, strong R&D budgets and rich drug pipelines. A variety of purchases and sales were made for the portfolio during this time frame, including new positions in EMC Corp and United Parcel Service.



                                       30
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

================================================================================
                                                      MARKET
                                                       VALUE
   HOLDINGS   DESCRIPTION                                US$
-------------------------------------------------------------------
EQUITIES - 99.4%
              AUTOMOBILES - 2.8%
     18,418   Ford Motor                            791,974
     *2,411   Visteon                                 29,233
                                                  ----------
                                                     821,207
                                                  ----------

              BANKING - 3.5%
     12,525   Chase Manhattan                        576,933
      9,750   SunTrust Banks                         445,453
                                                  ----------
                                                   1,022,386
                                                  ----------

              BEVERAGES & TOBACCO - 9.0%
     22,200   Coca-Cola                            1,275,113
     15,900   PepsiCo                                706,556
     25,100   Philip Morris New                      666,719
                                                  ----------
                                                   2,648,388
                                                  ----------

              BROADCASTING & PUBLISHING - 4.7%
     10,000   Fox Entertainment Group A              303,750
      8,750   McGraw-Hill                            472,500
     *8,950   Viacom B                               610,278
                                                  ----------
                                                   1,386,528
                                                  ----------

              BUSINESS & PUBLIC SERVICES - 4.6%
     *2,355   Agilent Technologies                   173,681
    *12,050   Microsoft                              964,000
      3,500   United Parcel Service B                206,500
                                                  ----------
                                                   1,344,181
                                                  ----------

              DATA PROCESSING & REPRODUCTION - 4.6%
      6,200   Hewlett-Packard                        774,225
      5,350   IBM                                    586,159
                                                  ----------
                                                   1,360,384
                                                  ----------

              ELECTRONIC COMP. & INSTRUMENTS - 13.3%
    *20,000   Cisco Systems                        1,271,250
     *1,500   EMC                                    115,407
     17,750   Intel                                2,372,953
      4,350   Rockwell International                 137,025
                                                  ----------
                                                   3,896,635
                                                  ----------

              ENERGY SOURCES - 5.2%
     10,750   BP Amoco ADR                           608,047
      2,700   Chevron                                228,994
      8,712   Exxon Mobil                            683,892
                                                  ----------
                                                   1,520,933
                                                  ----------

              FINANCIAL SERVICES - 8.3%
      9,050   American Express                       471,731
     14,200   Citigroup                              855,550
      9,750   Fannie Mae                             508,828
      6,250   Goldman Sachs Group                    592,969
                                                  ----------
                                                   2,429,078
                                                  ----------

              FOOD & HOUSEHOLD PRODUCTS - 1.4%
      7,050   Colgate-Palmolive                      422,119
                                                  ----------
                                                     422,119
                                                  ----------

              HEALTH & PERSONAL CARE - 22.0%
     12,000   Abbott Laboratories                    534,750
      9,750   Bristol-Myers Squibb                   567,938
      1,100   Estee Lauder A                          54,381
     13,450   Gillette                               469,909
     10,150   Johnson & Johnson                    1,034,031
     15,000   Merck                                1,149,375
     46,250   Pfizer                               2,220,000
      7,650   Procter & Gamble                       437,962
                                                  ----------
                                                   6,468,346
                                                  ----------

              INSURANCE - 1.8%
      5,150   Marsh & McLennan                       537,853
                                                  ----------
                                                     537,853
                                                  ----------

              LEISURE & TOURISM - 1.6%
     14,750   McDonald's                             485,828
                                                  ----------
                                                     485,828
                                                  ----------

              MERCHANDISING - 5.2%
     26,150   Walgreen                               841,703
     11,950   Wal-Mart Stores                        688,619
                                                  ----------
                                                   1,530,322
                                                  ----------

              MULTI-INDUSTRY - 6.3%
     29,650   General Electric (USA)               1,571,450
      8,850   Honeywell International                298,134
                                                  ----------
                                                   1,869,584
                                                  ----------

              TELECOMMUNICATIONS - 4.6%
      4,050   Bell Atlantic                          205,791
     13,300   BellSouth                              566,912
     13,264   SBC Communications                     573,668
                                                  ----------
                                                   1,346,371
                                                  ----------

              TRANSPORTATION - ROAD & RAIL - 0.5%
      9,100   Norfolk Southern                       135,363
                                                  ----------
                                                     135,363
                                                  ----------
TOTAL EQUITIES (COST $25,321,712)                 29,225,506
                                                  ----------
PREFERRED SHARES - 0.3%
              BROADCASTING & PUBLISHING - 0.3%
      1,700   News Corporation Pfd ADR                80,750
                                                  ----------
TOTAL PREFERRED SHARES (COST $34,315)                 80,750
                                                  ----------
TIME DEPOSIT - 0.7%
              UNITED STATES - 0.7%
   $222,460   Citibank
                6.00%  2000-07-03                    222,460
                                                  ----------
TOTAL TIME DEPOSIT (COST $222,460)                   222,460
                                                  ----------
TOTAL INVESTMENTS (COST $25,578,487**) - 100.4%   29,528,716
NET CURRENT LIABILITIES - (0.4)%                    (126,199
                                                  ----------
TOTAL NET ASSETS - 100.0%                         29,402,517
                                                  ==========

*  Non-income producing security.
** Cost for federal income tax purposes is identical.

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.
================================================================================

                                       31
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

                              GAMERICA CAPITAL FUND

FUND MANAGEMENT
--------------------------------------------------------------------------------

[Photo omitted]

GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.

   The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.



REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES
================================================================================
                                            GAMerica
                                             Capital
                                      Class A (after                   Average
                            GAMerica         maximum            S&P    1 Month
                             Capital      sales load           Comp    Deposit
                             Class A          of 5%)          Index       Rate

30th June, 2000            US$23.49        US$24.73        1,454.60
--------------------------------------------------------------------------------
                                  %               %               %         %
--------------------------------------------------------------------------------
Quarter to June, 2000          5.62            0.34           (2.66)     1.58
--------------------------------------------------------------------------------
Jan-June, 2000                 9.51            4.03           (0.42)     3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000          20.08           14.08            7.25      5.92
--------------------------------------------------------------------------------
2 years to June, 2000         21.14           18.07           14.81      5.59
--------------------------------------------------------------------------------
3 years to June, 2000         30.63           28.42           19.71      5.64
--------------------------------------------------------------------------------
Since inception               24.15           22.91           24.08      5.62
--------------------------------------------------------------------------------
================================================================================

   Performance  is calculated on a total return basis.  Class A inception was on
12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                       32
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

[Figures below represent line chart in printed piece]

                                                GAMerica
                                                 Capital
                 Standard &     Average   Class A (after
     GAMerica        Poor's     1 Month          maximum
      Capital     Composite     Deposit       sales load
      Class A         Index        Rate           of 5%)
-------------  ------------      ------           -----

"1995"   10000       10000      10000            10000
         10006       9883.96    10011.4          9505.7
         9943        9973.88    10022.8          9445.85
         9946        10147.6    10034.1          9448.7
         9952        10065.5    10045.5          9454.4
         9958        10297.3    10057            9460.1
         9964        10490.9    10068.4          9465.8
         9970        10401.3    10079.8          9471.5
         9976        10628.3    10091.2          9477.2
         9982        10700.7    10102.9          9482.9
         9990        10585.9    10114.5          9490.5
         9997        10769      10126.1          9497.15
         10002       10697.8    10137.7          9501.9
         10007       10629.7    10148.8          9506.65
         10121       10713.3    10159.8          9614.95
         10153       10735.5    10170.9          9645.35
         10190       10812.3    10181.9          9680.5
         10241       10987      10193.2          9728.95
         10282       11197.1    10204.4          9767.9
         10246       11171.1    10215.6          9733.7
         10244       11227.8    10226.8          9731.8
         10209       11196      10238.1          9698.55
         10250       11239.9    10249.2          9737.5
         10217       11301.9    10260.4          9706.15
         10233       11157.8    10271.6          9721.35
         10491       11372.3    10282.7          9966.45
         10458       11418.9    10293.8          9935.1
         10529       11565.8    10304.9          10002.5
         10406       11569.2    10316            9885.7
         10480       11709.6    10327.1          9956
         10383       11917.5    10338.4          9863.85
         10075       11900.7    10349.6          9571.25
         10050       11821.4    10360.9          9547.5
         10137.3    11903.4     10372.2          9630.45
"1996"   9935.18    11923.7     10383.4          9438.42
         9783.58    11640.9     10394.4          9294.4
         9581.44    11840       10405.3          9102.36
         9813.9     12034.9     10416.3          9323.2
         9864.43    12315.5     10427.2          9371.21
         9874.54    12718.6     10437.7          9380.81
         9985.72    12561.3     10448.2          9486.43
         10268.7    12782       10458.7          9755.28
         10268.7    12502       10469.2          9755.28
         10228.3    12296.3     10479.5          9716.87
         10662.9    12455.6     10489.8          10129.7
         10723.5    12639.5     10500.1          10187.3
         10844.8    12545.3     10510.4          10302.6
         11208.7    12752.1     10520.7          10648.2
         10865      12385.1     10531.2          10321.8
         11047      12553.1     10541.6          10494.6
         11612.9    12721.9     10552.1          11032.3
         11481.5    12496.9     10562.5          10907.5
         11623      12706.1     10573.1          11041.9
         11845.4    13039.4     10583.6          11253.1
         12714.6    13232.1     10594.1          12078.9
         12623.6    13054.5     10604.6          11992.5
         12744.9    13141.8     10615.1          12107.7
         12563      13001.6     10625.7          11934.8
         12552.9    13026.5     10636.2          11925.2
         12704.5    13106.2     10646.8          12069.3
         12583.2    12853.8     10657.3          11954
         12249.7    12639.2     10668.1          11637.2
         12037.4    12498.8     10678.8          11435.6
         11997      12449       10689.5          11397.2
         12482.2    12975.4     10700.3          11858
         12704.5    12973.4     10711            12069.3
         12805.6    13039.9     10721.8          12165.3
         12593.3    13081.2     10732.6          11963.7
         12704.5    12791.6     10743.3          12069.3
         12411.4    12869.6     10754.1          11790.8
         12684.3    13363.3     10764.9          12050.1
         12775.2    13496.4     10764.9          12136.5
         12502.4    13485.5     10791            11877.2
         12664.1    13791.2     10797.2          12030.9
         12704.5    13781.2     10808            12069.3
         12552.9    13986.7     10818.9          11925.2
         12209.3    13797.4     10829.8          11598.8
         11986.9    13859.1     10840.7          11387.6
         12037.4    14397.5     10851.2          11435.6
         12037.4    14537.2     10861.7          11435.6
         11805      14761.8     10872.2          11214.7
         11815.1    14931       10882.8          11224.3
         11653.4    14592.9     10893.3          11070.7
         11602.8    14382.2     10904.4          11022.7
         11663.5    14787.3     10915.5          11080.3
         11838.8    14949.6     10926.6          11246.8
"1997"   11982.9    14782.2     10937.7          11383.7
         12193.5    15014.7     10948.9          11583.8
         11916.4    15350       10960.1          11320.6
         11982.9    15243.9     10971.3          11383.7
         12437.4    15559.1     10982.5          11815.5
         12415.2    15632.2     10993.7          11794.4
         12537.1    16012.6     11005            11910.3
         12382      15885.4     11016.3          11762.8
         11927.5    15674.1     11027.5          11331.1
         11883.1    15960.4     11038.8          11289
         11705.8    15732.2     11050            11120.5
         11606      15558       11061.3          11025.7
         11340      15360.9     11072.5          10773
         10763.5    15049.4     11083.8          10225.4
         10896.6    14653       11095.6          10351.7
         11151.5    15228.7     11107.4          10593.9
         11007.4    15215.2     11119.3          10457
         11517.3    16167.5     11131.1          10941.5
         11816.6    16408.3     11143            11225.8
         11883.1    16513.1     11154.8          11289
         12182.4    16862.9     11166.7          11573.3
         12603.7    16893.7     11178.6          11973.5
         12503.9    17093.5     11190.5          11878.7
         12936.2    17802.2     11202.4          12289.4
         13113.6    17916.4     11214.3          12457.9
         13545.9    17695.1     11226.3          12868.6
         13789.7    18291.8     11238.2          13100.2
         14044.7    18293       11250.1          13342.5
         13944.9    18271.3     11262            13247.7
         14244.2    18746.2     11274            13532
         14543.5    18918.8     11285.9          13816.3
         14654.4    18652.9     11297.8          13921.7
         14643.3    18004.6     11309.7          13911.1
         14752.9    18465       11321.6          14015.3
         15001.1    17989.3     11333.5          14251
         15384.6    18586.9     11345.4          14615.3
         15926      18490       11357.5          15129.7
         16388.4    19028.4     11369.5          15569
         17110.2    18928.4     11381.5          16254.7
         17155.4    19331.1     11393.5          16297.6
         17031.3    19376.1     11405.7          16179.7
         16726.8    18924.6     11417.9          15890.4
         17076.4    18879.9     11430            16222.6
         16670.4    18343.9     11442.2          15836.8
         16591.4    18608.4     11454.3          15761.8
         16320.7    18631.2     11466.5          15504.7
         16760.6    19334.6     11478.8          15922.6
         16670.4    19186.2     11491            15836.8
         17121.5    19762.4     11503.2          16265.4
         16410.9    19157.6     11516.1          15590.4
         16048.3    19030.7     11529            15245.9
         16011.6    18829.2     11541.9          15211
"1998"   16477.4    19611.1     11554.8          15653.6
         16391.6    18664.5     11568.1          15572
         17139.5    19351       11581.4          16282.5
         17249.8    19278.1     11594.7          16387.3
         17335.6    19741       11608            16468.9
         17936.4    20401.6     11621.2          17039.6
         18353.2    20561.5     11633.4          17435.6
         18610.7    20852.3     11645.6          17680.2
         18904.9    21163.6     11657.8          17959.7
         18819.1    21297.9     11670            17878.2
         19015.3    21564.7     11682.5          18064.5
         19542.4    22187.5     11694.9          18565.3
         20020.6    22118.6     11707.3          19019.6
         20584.5    22675.2     11719.8          19555.3
         20474.2    22541.1     11732.3          19450.5
         21124      22688.1     11744.8          20067.8
         21295.6    22394.7     11757.3          20230.8
         21160.8    22665.8     11769.8          20102.7
         20768.4    22412.1     11782.4          19730
         20645.8    22430.2     11795.1          19613.6
         20498.7    22471.6     11807.7          19473.8
         20621.3    22080.1     11820.3          19590.2
         20265.8    22552.9     11832.9          19252.5
         19996.1    22255       11845.5          18996.3
         20118.7    22297.8     11858            19112.7
         20547.8    22963.5     11870.5          19520.4
         20976.9    23237.7     11883.1          19928
         21099.5    23607       11895.8          20044.5
         21393.7    24067.9     11908.5          20324
         20817.5    23142.1     11921.1          19776.6
         20106.4    22739.9     11933.8          19101.1
         19983.8    22112.6     11946.5          18984.6
         19443.8    21576.9     11959.1          18471.7
         19294.2    21958.5     11971.8          18329.5
         18084.4    20865.7     11984.4          17180.2
         17772.6    19790       11997.1          16884
         18071.9    20511       12009.8          17168.3
         18084.4    20741.5     12022.4          17180.2
         18121.8    21249.2     12035            17215.7
         17435.9    20398.1     12047.6          16564.1
         16375.7    20056.8     12059.8          15557
         17236.3    21531.2     12071.9          16374.5
         17685.3    21828.2     12084            16801
         18708      22405.7     12096.1          17772.6
         19132.1    23275.8     12108.2          18175.4
         19369      22970.3     12120.2          18400.6
         19556.1    23748.8     12132.3          18578.3
         21701.3    24342.7     12144.3          20616.2
         20267      24030.8     12156.7          19253.7
         20267      23827.2     12169.5          19253.7
         19903.2    24274.3     12182.3          18908.1
         21565      25062.2     12195.1          20486.7
"1999"   21502      25129.2     12208            20426.9
         21967.8    26073.2     12219.5          20869.4
         21993      25428.6     12231.1          20893.3
         21841.9    25065.3     12242.7          20749.8
         21967.8    26185.8     12254.2          20869.4
         21753.8    25368.7     12265.7          20666.1
         21275.4    25185.3     12277            20211.6
         21111.8    25378       12288.4          20056.2
         21174.7    25366.3     12299.8          20116
         20973.3    26133.7     12311.2          19924.6
         21489.4    26532.1     12322.6          20414.9
         21627.9    26635       12334.1          20546.5
         21565      26303.5     12345.5          20486.7
         21955.2    26534       12356.9          20857.5
         22559.5    27661.5     12368.4          21431.5
         22962.3    27066       12379.8          21814.2
         23025.3    27849.3     12391.3          21874
         23163.8    27411       12402.8          22005.6
         23528.8    27619.2     12414.2          22352.4
         23818.4    27477.8     12425.5          22627.5
         24145.7    27330.1     12436.9          22938.4
         23893.9    26752.1     12448.3          22699.2
         24082.8    27291.2     12459.7          22878.6
         23856.2    26596.6     12471.2          22663.3
         24309.4    27614.8     12482.7          23093.9
         24359.7    27055.1     12494.2          23141.7
         25505.3    28623.3     12505.8          24230.1
         26034.1    28878       12518.2          24732.3
         26323.6    29203.7     12530.7          25007.4
         25656.4    27937.2     12543.1          24373.6
         25883      27362.6     12555.6          24588.8
         25561.9    26783.6     12568            24283.8
         25664.4    27354.5     12580.4          24381.2
         25433.8    27545.2     12592.9          24162.1
         25177.6    27792       12605.3          23918.7
         25087.8    27983.5     12617.8          23833.5
         25100.7    27875       12630.7          23845.6
         24908.5    27546.8     12643.5          23663.1
         24690.7    26355.6     12656.4          23456.1
         24985.3    26474.7     12669.2          23736.1
         25433.8    27579.6     12682.2          24162.1
         24921.3    25756.6     12695.2          23675.2
         24767.5    26883.5     12708.2          23529.2
         24998.2    28155.8     12721.1          23748.2
         25113.5    28313.6     12734.1          23857.8
         25536.3    28854.1     12747            24259.5
         25715.7    29397.1     12760            24429.9
         25485.1    29292.5     12773            24210.8
         25446.6    29643.9     12786.7          24174.3
         25638.8    29314.1     12802.5          24356.9
         25728.7    29403.5     12818.3          24442.3
         26556.2    30182.3     12834.1          25228.4
"2000"   27732.7    30414.8     12849.9          26346.1
         26646.7    29846.5     12864.2          25314.3
         26957      30343.8     12878.2          25609.1
         27189.7    29857.7     12892.2          25830.2
         26375.2    28182       12906.2          25056.4
         26737.2    29519.2     12920.5          25400.3
         26556.2    28753.9     12934.9          25228.4
         26181.2    27909.7     12949.4          24872.2
         25741.6    27652.3     12963.8          24454.6
         26801.8    29231.4     12978.4          25461.7
         27189.7    28945.7     12993            25830.2
         27913.7    30392.8     13007.6          26518
         28702.4    31707       13022.2          27267.3
         28754.1    31114.2     13036.9          27316.4
         28702.4    31489.8     13052.1          27267.3
         25664.1    28177.7     13067.4          24380.9
         26969.9    29803.8     13082.8          25621.4
         27073.3    30182.2     13098.1          25719.7
         27319      29777.5     13113.6          25953
         27448.3    29541.5     13129.3          26075.8
         27474.1    29257       13145            26100.4
         26776      28661.7     13160.8          25437.2
         28935.1    30733       13176.6          27488.3
         29038.5    30316.9     13193.1          27586.6
         29478.1    30479.8     13209.6          28004.2
         30021.1    30007.9     13226.1          28520.1
         30370.2    30287.6     13242.6          28851.7


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities.



--------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

[Figures below represent bar chart in printed piece]

                                    GAMERICA
                                     CAPITAL     STANDARD &
                GAMERICA             CLASS A         POOR'S
                 CAPITAL      (AFTER MAXIMUM      COMPOSITE
YEAR             CLASS A    SALES LOAD OF 5%)         INDEX
----             -------    -----------------         -----
1 Year             20.08                14.08          7.25
2 Years            21.14                18.07         14.81
3 Years            30.63                28.42         19.71
Since Inception    24.15                22.91         24.08


ANNUAL PERFORMANCE - CLASS A

[Figures below represent bar chart in printed piece]

                             GAMERICA
                              CAPITAL     STANDARD &
         GAMERICA             CLASS A         POOR'S
          CAPITAL      (AFTER MAXIMUM      COMPOSITE
          CLASS A    SALES LOAD OF 5%)         INDEX
          -------    -----------------    ----------
1996         18.3                12.4           22.9
1997         37.3                30.4           33.4
1998         30.6                24.1           28.8
1999         29                  22.6           21
2000         9.51                4.03          (0.42)

                                                GAMERICA
                                                 CAPITAL           STANDARD &
                        GAMERICA                 CLASS A               POOR'S
                         CAPITAL          (AFTER MAXIMUM            COMPOSITE
                         CLASS A        SALES LOAD OF 5%)                INDEX
YEAR                           %                       %                    %
--------------------------------------------------------------------------------
1996                       18.31                   12.40                22.95
1997                       37.28                   30.41                33.35
1998                       30.59                   24.06                28.76
1999                       28.97                   22.52                21.04
2000*                       9.51                    4.03                (0.42)
* 6 months

                                       33
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

THE FACTS - CLASS B SHARES
                                              GAMerica
                                               Capital                  Average
                               GAMerica        Class B         S&P      1 Month
                                Capital (with deferred        Comp      Deposit
                                Class B   sales charge)      Index         Rate

30th June, 2000                US$23.54                     1,454.60
--------------------------------------------------------------------------------
                                      %               %           %            %
--------------------------------------------------------------------------------
Quarter to June, 2000              5.42            0.42       (2.66)        1.58
--------------------------------------------------------------------------------
Jan - June, 2000                   9.29            4.29       (0.42)        3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000              19.28           14.28        7.25         5.92
--------------------------------------------------------------------------------
Since inception*                  20.05           18.87       16.11         5.59
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES
                                               GAMerica
                                                Capital                  Average
                               GAMerica         Class C         S&P      1 Month
                                Capital  (with deferred        Comp      Deposit
                                Class C   sales charge)       Index         Rate

30th June, 2000                US$23.37                    1,454.60
--------------------------------------------------------------------------------
                                      %               %           %            %
--------------------------------------------------------------------------------
Quarter to June, 2000              5.46            4.46       (2.66)        1.58
--------------------------------------------------------------------------------
Jan - June, 2000                   9.10            8.10       (0.42)        3.06
--------------------------------------------------------------------------------
Average annual total return:
--------------------------------------------------------------------------------
1 year to June, 2000              19.14           18.14        7.25         5.92
--------------------------------------------------------------------------------
Since inception*                  19.64           19.64       16.11         5.59
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B and Class C shares.


THE COMMENT

    Measured by the Standard & Poor's Composite Index the US stockmarket fell by 0.4% in the first six months of the year and measured by the more technology weighted NASDAQ Index the fall was 2.5%. These relatively small net changes however, mask, what was a very volatile market in the technology sector in the period.

    With signs of a slowing economy the Federal Reserve left interest rates unchanged in June and Chairman Greenspan recently said that if trends towards economic moderation continue, they would be unlikely to raise short-term rates in August. On balance, we would be surprised to see further tightening before the Presidential election. It should be remembered that the Federal Reserve has incorrectly forecast a slowdown for the past four years. Oil prices have however, fallen significantly from their recent highs and retail sales are looking less buoyant.

    With the background of a slowing economy and many unexpected announcements of corporate earnings missing both the company's own and analysts estimates, some caution is warranted.

    The managers adopted a cautious policy during this period and maintained a high degree of liquidity averaging over 20%. In spite of this, a number of the Fund's holdings performed well and as a consequence the Fund outperformed both the Standard &Poor's Composite and the NASDAQ indices. We reduced liquidity during the period and increased exposure to the insurance, oil and gas and technology sectors while reducing the size of the position in Power One, following its more than tripling in price.

    We will continue to try to find reasonably priced investments for the Fund.

                                       34
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS AS AT 30TH JUNE, 2000 (UNAUDITED)


                                                                          Market
                                                                           Value
   Holdings   Description                                                    US$
--------------------------------------------------------------------------------
BONDS - 0.3%
              TELECOMMUNICATIONS - 0.3%
              Globalstar LP/Capital 11.375%
   $663,000     2004-02-15                                               195,585
                                                                      ----------
TOTAL BONDS (COST $455,010)                                              195,585
                                                                      ----------
EQUITIES - 79.0%
              AUTOMOBILE PARTS & EQUIPMENT - 4.1%
   *200,000   Keystone Automotive Industries                           1,387,500
   *200,000   United Auto Group                                        1,825,000
                                                                      ----------
                                                                       3,212,500
                                                                      ----------
              BANKING - 1.5%
     28,000   Bank of America                                          1,204,000
                                                                      ----------
                                                                       1,204,000
                                                                      ----------
              BROADCASTING & PUBLISHING - 3.5%
    *15,000   Liberty Digital A                                          450,000
    *30,800   Pegasus Communications A                                 1,511,125
    *84,000   TCI Satellite Entertainment A                              729,750
                                                                      ----------
                                                                       2,690,875
                                                                      ----------
              BUILDING MATERIALS & COMPONENTS - 4.0%
    *63,000   Trex                                                     3,150,000
                                                                      ----------
                                                                       3,150,000
                                                                      ----------
              BUSINESS & PUBLIC SERVICES - 3.5%
     28,170   Computer Associates International                        1,441,952
    *50,000   Point of Sale                                            1,174,220
    *27,000   Professional Staff ADR                                     121,500
                                                                      ----------
                                                                       2,737,672
                                                                      ----------
              CONSTRUCTION & HOUSING - 0.2%
     *9,765   Palm Harbor Homes                                          141,592
                                                                      ----------
                                                                         141,592
                                                                      ----------
              DATA PROCESSING & REPRODUCTION - 1.6%
    *40,000   Edgar Online                                               132,500
    *35,000   Optibase                                                   614,687
   *164,250   TrueTime                                                   482,484
                                                                      ----------
                                                                       1,229,671
                                                                      ----------
              ELECTRICAL & ELECTRONICS - 0.3%
    *44,000   Technology Solutions                                       272,250
                                                                      ----------
                                                                         272,250
                                                                      ----------
              ELECTRONIC COMP. & INSTRUMENTS - 12.4%
   *153,846   Chyron                                                     442,307
    *76,000   Power-One                                                8,659,250
   *100,000   Sheldahl                                                   543,750
                                                                      ----------
                                                                       9,645,307
                                                                      ----------
              ENERGY SOURCES - 5.1%
    *30,000   Barrett Resources                                          913,125
     20,000   Burlington Resources                                       765,000
   *100,000   Tom Brown                                                2,306,250
                                                                      ----------
                                                                       3,984,375
                                                                      ----------
              FINANCIAL SERVICES - 4.5%
     32,000   Bear Stearns Companies                                   1,332,000
    122,500   Scottish Annuity & Life Holdings                         1,025,938
    *26,400   Titan                                                    1,181,400
                                                                      ----------
                                                                       3,539,338
                                                                      ----------
              FOOD & HOUSEHOLD PRODUCTS - 5.6%
    105,000   Delta & Pine Land                                        2,631,563
     33,000   Pharmacia                                                1,705,688
                                                                      ----------
                                                                       4,337,251
                                                                      ----------
              HEALTH & PERSONAL CARE - 4.2%
     27,200   American Home Products                                   1,598,000
     *4,500   Clintrials Research                                         15,750
     16,800   Intimate Brands A                                          331,800
    *66,400   Neopharm                                                 1,302,064
                                                                      ----------
                                                                       3,247,614
                                                                      ----------
              INSURANCE - 11.1%
     31,000   American General                                         1,891,000
     35,000   Chubb                                                    2,152,500
     85,000   ESG Re                                                     334,687
   *100,000   Policy Management Systems                                1,537,500
     *7,800   Sierra Health Services                                      24,863
     50,000   XL Capital A                                             2,706,250
                                                                      ----------
                                                                       8,646,800
                                                                      ----------
              LEISURE & TOURISM - 0.0%
     *7,500   Party City                                                  20,250
                                                                      ----------
                                                                          20,250
                                                                      ----------
              MACHINERY & ENGINEERING - 0.6%
     40,000   Gerber Scientific                                          460,000
                                                                      ----------
                                                                         460,000
                                                                      ----------
              MERCHANDISING - 2.2%
     94,250   Fred's A                                                 1,696,500
    *12,500   Jumbosports                                                     25
                                                                      ----------
                                                                       1,696,525
                                                                      ----------
              MISC. MATERIALS & COMMODITIES - 4.1%
   *300,000   Abraxas Petroleum                                          450,000
    *24,000   Best Buy                                                 1,518,000
   *200,000   Foamex International                                     1,212,500
                                                                      ----------
                                                                       3,180,500
                                                                      ----------
              REAL ESTATE - 1.3%
     20,000   Bradley Real Estate                                        426,250
    *80,000   Fairfield Communities                                      630,000
                                                                      ----------
                                                                       1,056,250
                                                                      ----------
              RECREATION, OTHER CONSUMER GOODS - 2.9%
    100,000   Fortune Brands                                           2,306,250
                                                                      ----------
                                                                       2,306,250
                                                                      ----------
              TELECOMMUNICATIONS - 5.5%
    *89,000   I-Link                                                     478,375
     50,000   Sprint                                                   2,550,000
    *27,000   Worldcom                                                 1,238,625
                                                                      ----------
                                                                       4,267,000
                                                                      ----------

                                       35
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS            GAM

                                                                          Market
                                                                           Value
   Holdings   Description                                                    US$
--------------------------------------------------------------------------------
              TRANSPORTATION - ROAD & RAIL - 0.8%
   *100,000   USA Truck                                                 587,500
                                                                     ----------
                                                                        587,500
                                                                     ----------
TOTAL EQUITIES (COST $50,025,894)                                    61,613,520
                                                                     ----------
TIME DEPOSIT - 20.9%
              UNITED STATES - 20.9%
$16,336,725   Morgan Guaranty
                6.00%  2000-07-03                                    16,336,725
                                                                     ----------
TOTAL TIME DEPOSIT (COST $16,336,725)                                16,336,725
                                                                     ----------
TOTAL INVESTMENTS (COST $66,817,629**) - 100.2%                      78,145,830
NET CURRENT LIABILITIES - (0.2)%                                       (149,961)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            77,995,869
                                                                     ==========

*   Non-income  producing  security.
**  Cost for federal income tax purposes is identical.

Glossary of Terms:
ADR - American Depositary Receipt

See notes to financial statements.

                                       36
                                      ====
                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                     This page is intentionally left blank.

Statements of Assets and Liabilities


================================================================================


AS AT 30TH JUNE, 2000 (UNAUDITED)

                                                     GAM               GAM
                                                    GLOBAL        INTERNATIONAL
                                                 -----------------------------
ASSETS (IN US$)
Investments in securities at value               $62,022,605      $914,788,711
Cash - Foreign currencies                                 --                --
Receivables:
  Securities sold                                  3,674,963        95,341,582
  Capital shares sold                                 53,781         1,534,361
  Dividends, interest and other                       71,757         2,678,975
Net equity in foreign currency exchange
  contracts (Note 6)                                      --         5,380,477
Deferred organizational expenses and
  other assets                                        30,713           112,351
                                                 -----------    --------------
TOTAL ASSETS                                      65,853,819     1,019,836,457
                                                 -----------    --------------

LIABILITIES
Due to Custodian                                   1,148,489            70,397
Payables:
  Loans                                                   --        10,800,000
  Securities purchased                             2,642,119        84,442,301
  Capital shares redeemed                            191,553         7,791,029
Accrued management fee                               170,854         2,588,674
Accrued distribution fee                              64,661           955,355
Accrued expenses and other                           157,859         2,289,584
                                                 -----------    --------------
TOTAL LIABILITIES                                  4,375,535       108,937,340
                                                 -----------    --------------
NET ASSETS                                       $61,478,284      $910,899,117
                                                 ===========    ==============

SOURCE OF NET ASSETS
Net capital paid in on shares of capital
  stock (Note 4)                                 $59,624,029      $821,435,341
Accumulated net investment income/(loss)          (1,955,823)       38,122,231
Accumulated net realized gains/(losses)              174,903       (15,936,514)
Net unrealized appreciation/(depreciation)         3,635,175        67,278,059
                                                 -----------    --------------
NET ASSETS                                       $61,478,284      $910,899,117
                                                 ===========    ==============

CLASS A SHARES OUTSTANDING                         2,468,905        28,325,841
CLASS A NET ASSETS                               $45,929,334      $743,482,068
Net asset value and redemption value per
  share (Note 4)                                      $18.60            $26.25
Offering price per share (100/95 x net asset
  value per share
reduced on sales of $100,000 or more)                 $19.58            $27.63
CLASS B SHARES OUTSTANDING                           375,893         1,965,271
CLASS B NET ASSETS                                $6,941,692       $51,684,541
Net asset value and offering price
  per share (Note 4)                                  $18.47            $26.30
CLASS C SHARES OUTSTANDING                           281,193         1,929,902
CLASS C NET ASSETS                                $5,185,884       $50,694,764
Net asset value and offering price
  per share (Note 4)                                  $18.44            $26.27
CLASS D SHARES OUTSTANDING                           186,976         2,494,258
CLASS D NET ASSETS                                $3,421,374       $65,037,744
Net asset value and redemption value
  per share (Note 4)                                  $18.30            $26.07
Offering price per share (100/96.5 x net asset
  value per share reduced on sales of
  $100,000 or more)                                   $18.96            $27.02
Identified cost of investments                   $58,386,262      $852,411,511


See notes to financial statements.


                                       38
                                      ====
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

        GAM              GAM                             GAM
    PACIFIC            JAPAN             GAM           NORTH        GAMERICA
      BASIN          CAPITAL          EUROPE         AMERICA         CAPITAL
--------------------------------------------------------------------------------
 $37,634,887     $44,839,471     $29,121,572     $29,528,716     $78,145,830
     174,279       3,871,675         869,339              --              --

   1,193,410         122,653       2,601,522              --              --
       1,479         253,602         161,257          24,517         161,289
      35,806         186,450          76,161          24,981          61,728
------------     -----------     -----------     -----------     -----------
          --              --              --              --              --
      42,674          27,825          25,311          25,286          46,752
------------     -----------     -----------     -----------     -----------
  39,082,535      49,301,676      32,855,162      29,603,500      78,415,599
------------     -----------     -----------     -----------     -----------

          --              --              --          23,280          50,782

          --              --              --              --              --
------------     -----------     -----------     -----------     -----------
     414,477         139,061       3,373,769              --              --
      52,015         259,040              --          21,294          97,980
     101,159         128,200          69,772          78,704         178,640
      26,789          38,592          23,439          32,933          66,345
      54,974          56,529          62,466          44,772          25,983
------------     -----------     -----------     -----------     -----------
     649,414         621,422       3,529,446         200,983         419,730
------------     -----------     -----------     -----------     -----------
 $38,433,121     $48,680,254     $29,325,716     $29,402,517     $77,995,869
============     ===========     ===========     ===========     ===========

 $53,084,587     $39,649,686     $22,291,075     $21,581,964     $59,642,012
    (872,930)     (2,090,061)       (139,433)       (128,474)        (17,778)
 (14,960,903)      5,882,020       5,541,963       3,998,798       7,043,434
   1,182,367       5,238,609       1,632,111       3,950,229      11,328,201
------------     -----------     -----------     -----------     -----------
 $38,433,121     $48,680,254     $29,325,716     $29,402,517     $77,995,869
============     ===========     ===========     ===========     ===========

   2,685,685       3,532,472       1,798,570       1,222,528       2,411,958
 $31,789,927     $44,459,462     $25,798,117     $23,095,717     $56,666,513
      $11.84          $12.59          $14.34          $18.89          $23.49
      $12.46          $13.25          $15.09          $19.88          $24.73
     359,247         190,132         199,201         170,699         464,535
  $4,452,913      $2,486,620      $2,845,490      $3,193,431     $10,935,979
      $12.40          $13.08          $14.28          $18.71          $23.54
      91,168         130,847          49,037         169,178         444,744
    $999,715      $1,734,172        $682,109      $3,113,369     $10,393,377
      $10.97          $13.25          $13.91          $18.40          $23.37
     102,539
  $1,190,566
      $11.61
      $12.03

 $36,451,726     $39,628,668     $27,488,761      $25,578,487      $66,817,629


                                       39
                                      ====
              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF OPERATIONS

===============================================================================


FOR THE SIX MONTHS ENDED 30TH JUNE, 2000 (UNAUDITED)

                                                      GAM              GAM
                                                     GLOBAL       INTERNATIONAL
                                                  -----------------------------
INVESTMENT INCOME (IN US$)
Dividends (Note 5)                                    $240,129       $6,227,138
Interest (Note 5)                                       40,265        1,015,655
                                                  ------------    -------------
                                                       280,394        7,242,793
                                                  ------------    -------------

Expenses
Investment advisory fee (Note 2)                       383,406        6,149,076
Custodian fees and expenses                             47,320          970,132
Transfer agent fees and expenses                        72,192          743,550
Shareholder servicing fees                              38,216          907,094
Distribution Fee - Class A (Note 2)                     85,790        1,520,028
Distribution Fee - Class B (Note 2)                     40,883          313,470
Distribution Fee - Class C (Note 2)                     32,283          329,713
Distribution Fee - Class D (Note 2)                     11,088          202,765
Professional fees                                       21,294           39,858
Administrative expenses                                 57,252          724,334
Printing                                                21,840          281,820
Amortization of organization costs                          --               --
Filing fees                                             19,894           39,010
Other                                                   13,038           61,382
                                                  ------------    -------------
Total operating expenses                               844,496       12,282,232
Interest expense                                        57,115          423,872
                                                  ------------    -------------
Total expenses                                         901,611       12,706,104
                                                  ------------    -------------
Net investment loss                                   (621,217)      (5,463,311)
                                                  ------------    -------------

REALIZED AND UNREALIZED GAIN/(LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) from:
  Securities and futures                             4,954,681       40,397,197
  Foreign currency transactions                       (235,603)      22,822,933
                                                  ------------    -------------
                                                     4,719,078       63,220,130
                                                  ------------    -------------
Unrealized appreciation/(depreciation)
  for the period:
  Securities and futures                           (16,380,951)    (280,438,105)
  Foreign currency translation of assets and
    liabilities other than investments                    (526)     (18,139,869)
                                                  ------------    -------------
                                                   (16,381,477)    (298,577,974)
                                                  ------------    -------------
Net gain/(loss) on investments and
  foreign currencies                               (11,662,399)    (235,357,844)
                                                  ------------    -------------

Net increase/(decrease) on net assets
  from operations                                 $(12,283,616)   $(240,821,155)
                                                  ============    =============


See notes to financial statements.

                                       40
                                      ====
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

      GAM              GAM                              GAM            GAM
    PACIFIC           JAPAN            GAM             NORTH         GAMERICA
     BASIN           CAPITAL          EUROPE          AMERICA         CAPITAL
--------------------------------------------------------------------------------
$     370,202    $     193,272    $     203,267    $    228,162    $   274,966
       39,520           10,361           46,247           4,690        353,084
-------------    -------------    -------------    ------------    -----------
      409,722          203,633          249,514         232,852        628,050
-------------    -------------    -------------    ------------    -----------


      225,040          286,119          134,433         167,588        351,736
       47,320           65,172           51,688          11,592         11,306
       24,108           18,680           15,470          17,324         25,678
       11,284           14,366            9,804          12,740         14,624
       55,735           78,567           35,932          38,850         76,775
       25,350           13,512           10,294          17,145         47,490
        5,813            9,156            3,631          20,026         46,408
        3,432               --               --              --             --
       16,744           15,470           20,384          14,196         11,101
       29,848           32,092           25,116          26,672         30,630
        3,822            3,822            3,094           3,094          4,004
           --               --               --              --          2,628
       15,393           13,048           12,336          14,802         13,812
       10,293            9,652           10,025          10,416          9,636
-------------    -------------    -------------    ------------    -----------
      474,182          559,656          332,207         354,445        645,828
        2,387           10,861              246           6,881             --
-------------    -------------    -------------    ------------    -----------
      476,569          570,517          332,453         361,326        645,828
-------------    -------------    -------------    ------------    -----------
      (66,847)        (366,884)         (82,939)       (128,474)       (17,778)
-------------    -------------    -------------    ------------    -----------




    1,882,558        8,757,967        5,698,190       3,216,010      6,036,128
      (26,335)        (344,766)        (254,262)             --             --
-------------    -------------    -------------    ------------    -----------
    1,856,223        8,413,201        5,443,928       3,216,010      6,036,128
-------------    -------------    -------------    ------------    -----------

  (11,023,297)     (14,461,467)      (3,185,893)     (2,291,612)       676,098

        3,679           (4,504)          (4,453)             --             --
-------------    -------------    -------------    ------------    -----------
  (11,019,618)     (14,465,971)      (3,190,346)     (2,291,612)       676,098
-------------    -------------    -------------    ------------    -----------
   (9,163,395)      (6,052,770)       2,253,582         924,398      6,712,226
-------------    -------------    -------------    ------------    -----------

$  (9,230,242)   $  (6,419,654)   $   2,170,643    $    795,924    $ 6,694,448
=============    =============    =============    ============    ===========

                                       41
                                      ====
                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                 GAM GLOBAL                  GAM INTERNATIONAL              GAM PACIFIC BASIN
                                        --------------------------   -------------------------------  -----------------------------
PERIOD ENDED 30TH JUNE, 2000 (UNAUDITED)
  AND YEAR ENDED 31ST, DECEMBER 1999       2000          1999               2000             1999           2000           1999
                                           ----          ----               ----             ----           ----           ----
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)           $   (621,217) $  (1,031,701) $    (5,463,311)  $    11,844,943  $    (66,847)  $   (192,780)
Net realized gain/(loss)                  4,719,078      9,836,694       63,220,130        17,788,379     1,856,223      3,147,505
Unrealized appreciation/
 (depreciation) for the period          (16,381,477)    (1,502,360)    (298,577,974)     (145,345,103)  (11,019,618)    16,930,852
                                       ------------  -------------  ---------------   ---------------  ------------   ------------
Net increase/(decrease) in net
 assets from operations                 (12,283,616)     7,302,633     (240,821,155)     (115,711,781)   (9,230,242)    19,885,577

Dividends paid to shareholders from:
Net investment income
  Class A                                        --             --               --                --            --        (14,232)
  Class B                                        --             --               --                --            --             --
  Class C                                        --             --               --                --            --             --
  Class D                                        --             --               --                --            --             --
Distributions in excess of net
 investment income
  Class A                                        --             --               --                --            --       (619,527)
  Class B                                        --             --               --                --            --        (56,488)
  Class C                                        --             --               --                --            --         (3,773)
  Class D                                        --             --               --                --            --        (15,130)
Net realized gain on investments
  Class A                                        --             --               --                --            --             --
  Class B                                        --             --               --                --            --             --
  Class C                                        --             --               --                --            --             --
  Class D                                        --             --               --                --            --             --
Capital share transactions
 (Note 4)                               (16,050,282)   (87,262,657)    (372,170,788)   (1,348,598,398)   (8,245,873)    18,275,097
                                       ------------  -------------  ---------------   ---------------  ------------   ------------
Total increase/(decrease) in net
 assets                                 (28,333,898)   (79,960,024)    (612,991,943)   (1,464,310,179)  (17,476,115)    37,451,524
Net assets
Beginning of period                      89,812,182    169,772,206    1,523,891,060     2,988,201,239    55,909,236     18,457,712
                                       ------------  -------------  ---------------   ---------------  ------------   ------------
End of period                          $ 61,478,284  $  89,812,182  $   910,899,117   $ 1,523,891,060  $ 38,433,121   $ 55,909,236
                                       ============  =============  ===============   ===============  ============   ============
Accumulated net investment
  income/(loss), end of period         $ (1,955,823) $  (1,334,606) $    38,122,231   $    43,585,542  $   (872,930)  $   (806,083)
                                       ============  =============  ===============   ===============  ============   ============









See notes to financial statements.


                                       42
                                      ====
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

       GAM JAPAN CAPITAL                  GAM EUROPE                      GAM NORTH AMERICA                GAMERICA CAPITAL
-----------------------------  ----------------------------------- ---------------------------------- ----------------------------

     2000           1999               2000           1999               2000            1999             2000             1999
-----------------------------  ----------------------------------- ---------------------------------- ----------------------------
$   (366,884)  $   (632,123)        $  (82,939)    $ (298,477)       $ (128,474)   $   (238,170)      $   (17,778)     $   162,578
   8,413,201      9,163,778          5,443,928      2,760,457         3,216,010         803,028         6,036,128        1,361,297

 (14,465,971)    20,359,363         (3,190,346)    (1,069,151)       (2,291,612)      2,238,138           676,098        9,222,519
 -----------    -----------        -----------    -----------       -----------    ------------       -----------      -----------

  (6,419,654)    28,891,018          2,170,643      1,392,829           795,924       2,802,996         6,694,448       10,746,394



         --             --                 --             --                --              --                --         (159,861)
         --             --                 --             --                --              --                --               --
         --             --                 --             --                --              --                --               --
         --             --                 --             --                --              --                --               --

         --     (2,100,948)                --             --                --              --                --               --
         --        (60,901)                --             --                --              --                --               --
         --        (27,426)                --             --                --              --                --               --
         --             --                 --             --                --              --                --               --

         --             --                 --     (2,310,599)               --              --                --         (806,106)
         --             --                 --       (164,781)               --              --                --         (134,605)
         --             --                 --        (78,526)               --              --                --         (168,130)
         --             --                 --             --                --              --                --               --
(16,912,662)    21,037,976          4,393,812    (28,309,553)      (10,227,096)      16,552,415         1,258,919       46,919,966
-----------   ------------       ------------   ------------      ------------    -------------      ------------     ------------
(23,332,316)    47,739,719          6,564,455    (29,470,630)       (9,431,172)      19,355,411         7,953,367       56,397,658

 72,012,570     24,272,851         22,761,261     52,231,891        38,833,689       19,478,278        70,042,502       13,644,844
------------   -----------        -----------    -----------       -----------     ------------       ----------       ----------
$48,680,254    $72,012,570        $29,325,716    $22,761,261       $29,402,517     $38,833,689        $77,995,869      $70,042,502
============   ===========        ===========    ===========       ===========     ============       ===========      ===========

$ (2,090,061)  $(1,723,177)       $  (139,433)   $   (56,494)      $  (128,474)    $         --       $   (17,778)     $        --
============   ============       ===========    ===========       ===========     ============       ===========      ===========

                                       43
                                      ====
               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

                     This page is intentionally left blank.

NOTES TO FINANCIAL STATEMENTS

================================================================================



AS AT 30TH JUNE, 2000 (UNAUDITED)
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of seven portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM North America Fund and GAMerica Capital Fund (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM North America Fund invests primarily in securities of companies in the United States and Canada. GAMerica Capital Fund invests primarily in securities of companies in the United States.

The Funds offer Class A, Class B, Class C and Class D shares. Class A, Class B and Class C shares currently are available for all funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. There is no front-end sales charge on Class B or Class C shares. Class B shares are currently sold with a contingent deferred sales charge which declines from 5.0% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

ADJUSTABLE RATE INDEX NOTES

Each Fund may invest in adjustable rate index notes (ARINs) or similar instruments. An ARIN is a form of promissory note issued by a brokerage firm or other counterparty which provides that the amount of principal or interest paid will vary inversely in proportion to changes in the value of a specified security. The Funds could suffer losses in the event of a default or insolvency of the brokerage firm or other counterparty issuing the ARIN.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.



                                       45
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be excercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of Net Investment Income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

DEFERRED ORGANIZATION EXPENSES

Organization costs for GAM Japan Capital Fund and GAMerica Capital Fund have been deferred and are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                       46
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================



OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis and market discount is accreted on a straight-line basis. Dividend income is recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Adviser, GAM International Management Limited, receives a fee under its agreement with the Company equivalent to 1.00% per annum of each Fund's average daily net assets, except for GAM North America Fund. With respect to GAM North America Fund, GAM International Management Limited and Fayez Sarofim & Co. serve as co-investment advisers to the Fund. Each co-adviser receives a fee under its agreement equivalent to 0.50% per annum of the Fund's average daily net assets.

Effective 17th December, 1999, UBS AG, a banking corporation organized under the laws of Switzerland, acquired all the outstanding shares of Global Asset Management Limited (the "Acquisition"). Global Asset Management Limited indirectly wholly owns GAM International Management Limited, the Investment Adviser to the Funds. The Acquisition resulted in a change of control of GAM International Management Limited. Thus, pursuant to the Investment Company Act of 1940, prior to the completion of the Acquisition, the Board of Directors considered the continuance of the then current Amended and Restated Investment Advisory Contract dated 14th April, 1994 (the "GAM Contract") with GAM
International Management Limited as the Investment Adviser to the Funds. The Board of Directors on 29th September, 1999 (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) approved the continuance of the GAM Contract on behalf of each Fund, which approval was further ratified by the Board (including a majority of the Directors who were not parties to the GAM Contract or interested person of any such party) on behalf of each Fund on 27th October, 1999. The shareholders of each Fund approved the continuance of the GAM Contract on 26th October, 1999. As such, a new Amended and Restated Investment Advisory Contract was executed upon completion of the Acquisition with identical terms and conditions as the original GAM Contract.

GAM Services, Inc. acts as principal underwriter of the Fund. For the six months ended 30th June, 2000, GAM Services, Inc. retained front-end sales load charges of $90,773 and contingent deferred sales charges of $61,642 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 18 months of purchase.

Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund as follows:

                                                           GAM          GAM                       GAM
                               GAM            GAM        PACIFIC       JAPAN         GAM         NORTH        GAMERICA
                             GLOBAL     INTERNATIONAL     BASIN       CAPITAL      EUROPE       AMERICA        CAPITAL
-----------------------------------------------------------------------------------------------------------------------
Annual Retainer               $3,751        $3,751       $3,751       $3,751       $3,751       $3,751         $3,751
Annual Meeting Fee               571           571          571          571          571          571            571

                                       47
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


NOTE 4. CAPITAL STOCK

The Company declared a 10-for-1 stock split to shareholders of record as of 19th December, 1995. All per share data have been restated to reflect the stock split.

At 30th June, 2000, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the seven active funds shares were allocated as follows: 260,000,000, 160,000,000, 147,500,000 and 50,000,000
shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 85,000,000, 75,000,000, 20,000,000 and 25,000,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 60,000,000, 50,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe and GAM Pacific Basin; 55,000,000, 50,000,000, 20,000,000 and 12,500,000
shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 55,000,000, 50,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM North America; while 30,000,000, 25,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital.










                                       48
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


NOTE 4. (CONTINUED)
Changes in each Fund's capital stock are summarized as follows:

                                Class A                    Class B*                    Class C**                   Class D
                     ----------------------------   ------------------------   ------------------------   -------------------------
                        Shares          US$           Shares         US$         Shares         US$          Shares         US$
                     -----------   --------------   ----------   -----------   ----------   -----------   -----------   -----------
GAM GLOBAL
SIX MONTHS ENDING
30TH JUNE, 2000
(UNAUDITED)              731,849       15,091,625       17,061       348,022       11,517       237,586         2,725        55,584
Shares sold
Shares reinvested             --               --           --            --           --            --            --            --
Shares redeemed       (1,336,073)     (26,695,259)     (77,649)   (1,557,074)     (95,530)   (1,938,865)      (78,785)   (1,591,901)
                     -----------   --------------   ----------   -----------   ----------   -----------   -----------   -----------
Net decrease            (604,224)     (11,603,634)     (60,588)   (1,209,052)     (84,013)   (1,701,279)      (76,060)   (1,536,317)
                     ===========   ==============   ==========   ===========   ==========   ===========   ===========   ===========
YEAR ENDING
31ST DECEMBER, 1999
Shares sold            1,185,264       22,156,475      157,726     2,942,397      160,723     2,999,694        81,692     1,497,217
Shares reinvested             --               --           --            --           --            --            --            --
Shares redeemed       (5,478,746)    (100,597,123)    (265,625)   (4,854,733)    (267,441)   (4,924,422)     (355,330)   (6,482,162)
                     -----------   --------------   ----------   -----------   ----------   -----------   -----------   -----------
Net decrease          (4,293,482)     (78,440,648)    (107,899)   (1,912,336)    (106,718)   (1,924,728)     (273,638)   (4,984,945)
                     ===========   ==============   ==========   ===========   ==========   ===========   ===========   ===========

GAM INTERNATIONAL
SIX MONTHS ENDING
30TH JUNE, 2000
(UNAUDITED)            6,871,474      206,588,375       77,421     2,365,780      134,228     4,142,332       261,825     7,715,186
Shares sold
Shares reinvested             --               --           --            --           --            --            --            --
Shares redeemed      (18,065,982)    (535,668,329)    (338,119)   (9,811,810)    (668,447)  (19,564,315)     (939,159)  (27,938,007)
                     -----------   --------------   ----------   -----------   ----------   -----------   -----------   -----------
Net decrease         (11,194,508)    (329,079,954)    (260,698)   (7,446,030)    (534,219)  (15,421,983)     (677,334)  (20,222,821)
                     ===========   ==============   ==========   ===========   ==========   ===========   ===========   ===========
YEAR ENDING
31ST DECEMBER, 1999
Shares sold           21,179,421      582,466,302    1,085,856    30,116,509    1,687,268    47,052,208       526,369    14,264,420
Shares reinvested             --               --           --            --           --            --            --            --
Shares redeemed      (70,998,170)  (1,877,956,339)  (1,005,115)  (26,581,356)  (1,806,221)  (47,790,552)   (2,662,778)  (70,169,590)
                     -----------   --------------   ----------   -----------   ----------   -----------   -----------   -----------
Net increase/
  (decrease)         (49,818,749)  (1,295,490,037)      80,741     3,535,153     (118,953)     (738,344)   (2,136,409)  (55,905,170)
                     ===========   ==============   ==========   ===========   ==========   ===========   ===========   ===========

GAM PACIFIC BASIN
SIX MONTHS ENDING
30TH JUNE, 2000
(UNAUDITED)              407,756        5,121,436       23,768       309,941        5,849        71,221           480         5,253
Shares sold
Shares reinvested             --               --           --            --           --            --            --            --
Shares redeemed       (1,004,566)     (12,167,304)     (78,789)     (993,290)     (28,919)     (328,763)      (21,720)     (264,367)
                     -----------   --------------   ----------   -----------   ----------   -----------   -----------   -----------
Net decrease            (596,810)      (7,045,868)     (55,021)     (683,349)     (23,070)     (257,542)      (21,240)     (259,114)
                     ===========   ==============   ==========   ===========   ==========   ===========   ===========   ===========
YEAR ENDING
31ST DECEMBER, 1999
Shares sold            2,682,903       28,097,260      416,934     4,665,444      102,059     1,033,864        76,465       807,293
Shares reinvested         39,278          505,186        1,565        21,159          223         2,669           952        12,128
Shares redeemed       (1,500,538)     (15,544,838)     (34,708)     (404,415)      (8,134)      (81,809)      (83,134)     (838,844)
                     -----------   --------------   ----------   -----------   ----------   -----------   -----------   -----------
Net increase/
  (decrease)           1,221,643       13,057,608      383,791     4,282,188       94,148       954,724        (5,717)      (19,423)
                     ===========   ==============   ==========   ===========   ==========   ===========   ===========   ===========

* Class B inception dates: GAM International: 26th May, 1998; GAM Global: 26th May, 1998; GAM Pacific Basin: 26th May, 1998.

** Class C inception dates: GAM International: 19th May, 1998; GAM Global: 19th
   May, 1998; GAM Pacific Basin: 1st June, 1998.


                                       49
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

===================================================================================================================================
                                                          Class A                      Class B*                   Class C**
                                                 --------------------------     ------------------------   -------------------------
                                                   Shares           US$          Shares         US$          Shares          US$
                                                 ----------     -----------     --------     ----------     --------     ----------
GAM JAPAN CAPITAL
SIX MONTHS ENDING 30TH JUNE, 2000
(UNAUDITED)                                         692,968       8,813,551       28,182        376,690       14,677        197,775
Shares sold
Shares reinvested                                        --              --           --             --           --             --
Shares redeemed                                  (1,980,395)    (25,196,250)     (52,534)      (688,888)     (30,944)      (415,540)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net decrease                                     (1,287,427)    (16,382,699)     (24,352)      (312,198)     (16,267)      (217,765)
                                                 ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                       4,463,325      46,623,078      176,443      1,993,131      101,463      1,168,359
Shares reinvested                                   121,877       1,562,464        4,508         60,319        1,572         21,331
Shares redeemed                                  (2,728,426)    (28,992,990)     (48,496)      (569,746)     (73,467)      (827,970)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net increase                                      1,856,776      19,192,552      132,455      1,483,704       29,568        361,720
                                                 ==========     ===========     ========     ==========     ========     ==========

GAM EUROPE
SIX MONTHS ENDING 30TH JUNE, 2000
(UNAUDITED)                                         654,929       9,347,634      101,623      1,502,522        5,054         71,900
Shares sold
Shares reinvested                                        --              --           --             --           --             --
Shares redeemed                                    (419,329)     (5,998,723)     (22,342)      (326,745)     (14,218)      (202,776)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net increase/(decrease)                             235,600       3,348,911       79,281      1,175,777       (9,164)      (130,876)
                                                 ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                         511,182       6,127,477       29,326        360,921       30,103        368,116
Shares reinvested                                    83,591       1,027,732        7,370         90,433        3,373         40,414
Shares redeemed                                  (2,960,522)    (35,197,464)     (56,212)      (667,826)     (39,353)      (459,356)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net decrease                                     (2,365,749)    (28,042,255)     (19,516)      (216,472)      (5,877)       (50,826)
                                                 ==========     ===========     ========     ==========     ========     ==========

GAM NORTH AMERICA
SIX MONTHS ENDING 30TH JUNE, 2000
(UNAUDITED)                                         230,471       4,213,663       15,761        284,382        4,737         82,944
Shares sold
Shares reinvested                                        --              --           --             --           --             --
Shares redeemed                                    (585,824)    (10,698,047)     (67,558)    (1,202,792)    (165,806)    (2,907,246)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net decrease                                       (355,353)     (6,484,384)     (51,797)      (918,410)    (161,069)    (2,824,302)
                                                 ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                       1,088,958      18,837,080      243,005      4,207,665      511,273      8,786,075
Shares reinvested                                        --              --           --             --           --             --
Shares redeemed                                    (548,867)     (9,631,008)     (77,966)    (1,340,795)    (249,886)    (4,306,602)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net increase                                        540,091       9,206,072      165,039      2,866,870      261,387      4,479,473
                                                 ==========     ===========     ========     ==========     ========     ==========

GAMERICA CAPITAL
SIX MONTHS ENDING 30TH JUNE, 2000
(UNAUDITED)                                         904,352      19,050,663       93,498      1,981,203       66,610      1,406,803
Shares sold
Shares reinvested                                        --              --           --             --           --             --
Shares redeemed                                    (875,023)    (18,394,410)     (58,028)    (1,222,334)     (74,454)    (1,563,006)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net increase/(decrease)                              29,329         656,253       35,470        758,869       (7,844)      (156,203)
                                                 ==========     ===========     ========     ==========     ========     ==========
YEAR ENDING 31ST DECEMBER, 1999
Shares sold                                       2,122,743      40,904,988      411,219      7,948,767      502,228      9,515,032
Shares reinvested                                    16,923         339,129        1,635         32,937        2,001         40,051
Shares redeemed                                    (428,494)     (8,694,517)     (41,440)      (782,799)    (120,549)    (2,383,622)
                                                 ----------     -----------     --------     ----------     --------     ----------
Net increase                                      1,711,172      32,549,600      371,414      7,198,905      383,680      7,171,461
                                                 ==========     ===========     ========     ==========     ========     ==========

* Class B inception dates: GAM Japan Capital: 26th May, 1998; GAM Europe: 26th May, 1998; GAM North America: 26th May, 1998; GAMerica Capital: 26th May, 1998.

** Class C inception dates: GAM Japan Capital: 19th May, 1998; GAM Europe: 20th
   May, 1998; GAM North America: 7th July, 1998; GAMerica Capital: 26th May,
   1998.

                                       50
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 5. INVESTMENT TRANSACTIONS
The cost of purchases and proceeds of sales of investment securities for the six months ended 30th June, 2000 excluding short-term securities, were as follows:

                                                                   GAM         GAM                       GAM
                                     GAM             GAM         PACIFIC      JAPAN         GAM         NORTH      GAMERICA
                                   GLOBAL      INTERNATIONAL      BASIN      CAPITAL      EUROPE       AMERICA      CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
               In US$
               Purchases         109,985,285   1,521,427,316   13,489,643   14,932,449   33,578,006      327,831    5,725,323
               Sales             126,462,886   1,884,412,158   17,681,570   28,925,525   31,328,844   10,836,720    6,363,862

Realized gains and losses are reported on an identified cost basis. At 30th June, 2000, the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                                   GAM         GAM                       GAM
                                     GAM             GAM         PACIFIC      JAPAN         GAM         NORTH      GAMERICA
                                   GLOBAL      INTERNATIONAL      BASIN      CAPITAL      EUROPE       AMERICA      CAPITAL
------------------------------------------------------------------------------------------------------------------------------
               In US$
               Appreciation        5,439,152      82,425,989    5,543,387    8,076,272    2,801,217    6,043,541   19,512,015
               Depreciation       (1,802,740)    (20,048,788)  (4,360,226)  (2,865,469)  (1,168,405)  (2,093,312)  (8,183,814)
                                  ----------      ----------   ----------   ----------   ----------   ----------   ----------
               Net                 3,636,412      62,377,201    1,183,161    5,210,803    1,632,812    3,950,229   11,328,201
                                  ==========      ==========   ==========   ==========   ==========   ==========   ==========

At 31st December, 1999, the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                                  GAM         GAM                       GAM
                                     GAM             GAM        PACIFIC      JAPAN         GAM         NORTH        GAMERICA
                                   GLOBAL      INTERNATIONAL     BASIN      CAPITAL      EUROPE       AMERICA        CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
               In US$             (2,958,401)    (25,493,925)    (483,511)  (2,340,961)        --          --           --
                                                              (14,482,801)
                                                                 (760,353)
               Carryforward         31st Dec.      31st Dec.     31st Dec.    31st Dec.        --          --           --
               Expiration dates         2006            2006        2007,         2006         --          --           --
                                                                 2006 &
                                                                   2005
               Post October loss
               carryforward       (1,413,392)    (44,461,180)        --             --    (47,780)         --           --

Foreign taxes withheld from dividends and interest for the six months ended 30th June, 2000, were as follows:

                                                                  GAM         GAM                       GAM
                                     GAM             GAM        PACIFIC      JAPAN         GAM         NORTH        GAMERICA
                                   GLOBAL      INTERNATIONAL     BASIN      CAPITAL      EUROPE       AMERICA        CAPITAL
------------------------------------------------------------------------------------------------------------------------------
               In US$
               Dividends              21,113         653,966       29,371       34,104       22,442          860           --
               Interest                   --              --           --           76           --       76,022           --

NOTE 6. FINANCIAL INSTRUMENTS
During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 30th June, 2000, the Fund had outstanding forward contracts for the purchase and sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, or the date an offsetting position, if any, has been entered into.

                                       51
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net
                                                                                                                  Unrealized
                                                 Local                Settlement                Market           Appreciation/
                                               Currency                  Date                    Value          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
                                                                                                  US$                 US$
GAM INTERNATIONAL FUND
To sell:
Euro                                           101,299,537           9th August, 2000          96,735,148           4,032,566
Euro*                                           58,099,588           9th August, 2000          59,157,000          (1,362,435)
Euro*                                           29,266,024           9th August, 2000          28,395,360             717,017
Euro*                                          108,680,919           9th August, 2000         104,116,320           3,994,024

Japanese Yen                                   359,800,000          22nd August, 2000           3,421,316             (76,829)
Japanese Yen*                                7,170,800,000          22nd August, 2000          70,000,000          (3,344,488)

Pound Sterling*                                    938,428        8th September, 2000           1,420,621               8,382
Pound Sterling*                                    132,187        8th September, 2000             198,928               9,603
Pound Sterling*                                 22,066,793        8th September, 2000          35,020,000            (208,531)
Pound Sterling*                                 22,200,035        8th September, 2000          33,408,832           1,611,168
                                                                                                                    ---------
Net equity in foreign currency exchange contracts.                                                                  5,380,477
                                                                                                                    =========

*  The fund has entered into offsetting forward foreign currency contracts.

At 30th June, 2000 the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 30th June, 2000 the Funds did not have any outstanding futures contracts.


                                       52
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


NOTE 7. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

NOTE 8. REVOLVING DEMAND NOTE

During the six months ended 30th June, 2000 GAM International Fund entered into revolving demand notes with Brown Brothers Harriman & Co. subject to the borrowing limit as set forth in the Fund's registration statement. These notes are collateralized by any or all of the securities held by Brown Brothers Harriman & Co. as the Fund's custodian up to the amount of borrowing. Borrowing under these notes are charged interest at the current overnight LIBOR plus 300 basis points. The weighted average annualized interest rate on such notes was 9.63%. As of 30th June, 2000 the amount of the borrowing under the revolving demand note was $10,800,000. The average daily loan balance outstanding was $10,800,000.

                                       53
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================
NOTE 9. FINANCIAL HIGHLIGHTS

GAM GLOBAL FUND

                                          ----------------------------------------------------------------
                                                                       CLASS A
                                          ----------------------------------------------------------------

                                          2000(a)       1999       1998       1997       1996        1995
                                          ------       ------     ------     ------     ------      ------
NET ASSET VALUE,
  beginning of period                     $21.75       $19.04     $18.71     $14.35     $13.51      $10.60
                                          ------       ------     ------     ------     ------      ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)               (0.15)(b)    (0.13)(b)  (0.05)(b)  (0.04)(b)   0.16(b)     0.35
Net realized and unrealized gain/(loss)
  on investments                           (3.00)        2.84       0.55       5.04       1.55        3.48
                                          ------       ------     ------     ------     ------      ------
Total from investment operations           (3.15)        2.71       0.50       5.00       1.71        3.83
                                          ------       ------     ------     ------     ------      ------

LESS DISTRIBUTIONS
Dividends from net investment income          --           --         --      (0.02)     (0.08)      (0.30)
Distributions from net realized gains         --           --      (0.17)     (0.62)     (0.79)      (0.62)
                                          ------       ------     ------     ------     ------      ------
Total distributions                           --           --      (0.17)     (0.64)     (0.87)      (0.92)
                                          ------       ------     ------     ------     ------      ------
Net asset value, end of period            $18.60       $21.75     $19.04     $18.71     $14.35      $13.51
                                          ======       ======     ======     ======     ======      ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)     (14.48)%      14.23%      2.57%     34.95%     12.74%      36.25%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)               $   46       $   67     $  140     $   66     $   20      $   26
Ratio of expenses to average net assets     2.20%(c)     1.89%      1.71%      1.83%      2.26%(d)    2.16%
Ratio of net investment income/(loss)
  to average net assets                   (1.47)%(c)    (0.69)%    (0.25)%    (0.25)%     1.17%       2.96%
Portfolio turnover rate                      291%         107%       123%        48%       107%         60%

                                       54
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

-----------------------------     -----------------------------     ------------------------------------------------------------
           CLASS B                           CLASS C                                           CLASS D
-----------------------------     -----------------------------     ------------------------------------------------------------

 2000(a)     1999       1998(e)    2000(a)     1999       1998(f)    2000(a)    1999       1998       1997      1996       1995(g)
------      ------     ------     ------      ------     ------     ------     ------     ------     ------    ------     ------

$21.66      $19.11     $20.99     $21.63      $19.10     $21.06     $21.41     $18.79     $18.50     $14.22    $13.48     $13.46
------      ------     ------     ------      ------     ------     ------     ------     ------     ------    ------     ------


 (0.22)(b)   (0.30)(b)  (0.13)(b)  (0.22)(b)   (0.30)(b)  (0.14)(b)  (0.18)(b)  (0.18)(b)  (0.08)(b)  (0.09)(b)  0.07(b)      --

 (2.97)       2.85      (1.75)     (2.97)       2.83      (1.82)     (2.93)      2.80       0.54       5.02      1.47       0.92
------      ------     ------     ------      ------     ------     ------     ------     ------     ------    ------     ------
 (3.19)       2.55      (1.88)     (3.19)       2.53      (1.96)     (3.11)      2.62       0.46       4.93      1.54       0.92
------      ------     ------     ------      ------     ------     ------     ------     ------     ------    ------     ------


    --          --         --         --          --         --         --         --         --      (0.03)    (0.01)     (0.28)
    --          --         --         --          --         --         --         --      (0.17)     (0.62)    (0.79)     (0.62)
------      ------     ------     ------      ------     ------     ------     ------     ------     ------    ------     ------
    --          --         --         --          --         --         --         --      (0.17)     (0.65)    (0.80)     (0.90)
------      ------     ------     ------      ------     ------     ------     ------     ------     ------    ------     ------
$18.47      $21.66     $19.11     $18.44      $21.63     $19.10     $18.30     $21.41     $18.79     $18.50    $14.22     $13.48
======      ======     ======     ======      ======     ======     ======     ======     ======     ======    ======     ======



(14.73)%     13.34%     (8.96)%   (14.75)%     13.25%     (9.31)%   (14.53)%    13.94%      2.38%     34.80%    11.54%      6.97%


$    7      $    9     $   10     $    5      $    8     $    9     $    3     $    6     $   10     $    4    $  0.8     $  0.3
  2.94%(c)    2.76%      2.70%(c)   2.96%(c)    2.77%      2.83%(c)   2.48%(c)   2.16%      1.87%      2.01%     2.88%(d)   2.81%(c)

(2.20)%(c)   (1.61)%   (1.14)%(c) (2.24)%(c)   (1.62)%   (1.27)%(c) (1.78)%(c)  (0.98)%    (0.41)%    (0.53)%    0.52%    (0.09)%(c)
   291%        107%       123%       291%        107%       123%       291%       107%       123%        48%      107%        60%

(a) For the six months ended 30th June, 2000 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(f) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(g) For the period from 6th October, 1995 (commencement of operations) to 31st December, 1995.

(*) Total return calculated for a period of less than one year is not annualized.

                                       55
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM INTERNATIONAL FUND

                                          -----------------------------------------------------------------
                                                                       CLASS A
                                          -----------------------------------------------------------------

                                          2000(a)       1999       1998       1997       1996         1995
                                          ------       ------     ------     ------     ------       ------
NET ASSET VALUE,
  beginning of period                     $32.16       $30.06     $28.46     $23.15     $21.37       $17.21
                                          ------       ------     ------     ------     ------       ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)               (0.12)(b)     0.17(b)    0.08(b)    0.08(b)    0.57(b)      0.52
Net realized and unrealized gain/(loss)
  on investments                           (5.79)        1.93       2.03       6.58       1.34         4.64
                                          ------       ------     ------     ------     ------       ------
Total from investment operations           (5.91)        2.10       2.11       6.66       1.91         5.16
                                          ------       ------     ------     ------     ------       ------

LESS DISTRIBUTIONS
Dividends from net investment income          --           --      (0.05)     (0.18)     (0.09)       (0.47)
Distributions from net realized gains         --           --      (0.46)     (1.17)     (0.04)       (0.53)
                                          ------       ------     ------     ------     ------       ------
Total distributions                                        --         --      (0.51)     (1.35)       (0.13)
                                          ------       ------     ------     ------     ------       ------
Net asset value, end of period            $26.25       $32.16     $30.06     $28.46     $23.15       $21.37
                                          ======       ======     ======     ======     ======       ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)     (18.38)%       6.99%      7.22%     28.93%      8.98%       30.09%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)               $  743       $1,271     $2,868     $1,794     $1,010       $  560
Ratio of expenses to average net assets     2.00%(c)     1.76%      1.66%      1.68%      1.56%(d)     1.57%
Ratio of net investment income/(loss)
  to average net assets                    (0.83)%(c)    0.62%      0.27%      0.28%      2.70%         3.89%
Portfolio turnover rate                      255%         117%        73%        48%        82%          35%

                                       56
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

----------------------------      ----------------------------      ------------------------------------------------------------
           CLASS B                           CLASS C                                           CLASS D
----------------------------      ----------------------------      ------------------------------------------------------------

2000(a)     1999      1998(e)     2000(a)     1999      1998(f)     2000(a)      1999      1998       1997      1996       1995(g)
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------     ------

$32.31      $30.41    $33.39      $32.29      $30.37    $32.61      $31.96      $29.92    $28.34     $23.07    $21.35     $20.46
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------     ------


 (0.20)(b)   (0.07)(b) (0.20)(b)   (0.21)(b)   (0.05)(b) (0.20)(b)   (0.13)(b)    0.09(b)   0.04(b)    0.01(b)   0.45(b)    0.10

 (5.81)       1.97     (2.78)      (5.81)       1.97     (2.04)       5.76        1.95      2.03       6.59      1.32       1.78
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------     ------
 (6.01)       1.90     (2.98)      (6.02)       1.92     (2.24)      (5.89        2.04      2.07       6.60      1.77       1.88
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------     ------


    --          --        --          --          --        --          --          --     (0.03)     (0.16)    (0.01)     (0.46)
    --          --        --          --          --        --          --          --     (0.46)     (1.17)    (0.04)     (0.53)
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------     ------
 (1.00)         --        --          --          --        --          --          --     (0.49)     (1.33)    (0.05)     (0.99)
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------     ------
$26.30      $32.31    $30.41      $26.27      $32.29    $30.37      $26.07      $31.96    $29.92     $28.34    $23.07     $21.35
======      ======    ======      ======      ======    ======      ======      ======    ======     ======    ======     ======



(18.60)%      6.25%    (8.92)%    (18.64)%      6.32%    (6.87)     %(18.43)    %6.82%      7.13%     28.78%     8.33%      9.26%


$   52      $   72    $   65      $   51      $   80    $   78      $   65      $  101    $  159     $   99    $   39     $    9
  2.59%(c)    2.48%     2.54%(c)    2.63%(c)    2.48%     2.52%(c)    2.09%(c)    1.94%     1.80%      1.82%     2.06%(d)   2.22%(c)

 (1.36)%(c)  (0.24)%   (1.10)%(c)  (1.43)%(c) (0.19)%   (1.14)%(c)   (0.89)%(c)   0.34%     0.14%      0.05%     2.13%      1.90%(c)
   255%        117%       73%        255%        117%       73%        255%        117%       73%        48%       82%        35%

(a) For the six months ended 30th June, 2000 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(f) For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.

(g) For the period from 18th September, 1995 (commencement of operations) to 31st December, 1995.

(*) Total return calculated for a period of less than one year is not annualized.

                                       57
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM PACIFIC BASIN FUND


                                          -----------------------------------------------------------------
                                                                        CLASS A

                                          -----------------------------------------------------------------
                                          2000(a)       1999       1998       1997       1996         1995
                                          ------       ------     ------     ------     ------       ------
NET ASSET VALUE,
  beginning of period                     $14.17       $ 8.23     $ 9.69     $15.26     $16.97       $17.62
                                          ------       ------     ------     ------     ------       ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)               (0.01)(b)    (0.04)(b)  (0.01)(b)     --(b)    0.04(b)        --
Net realized and unrealized gain/(loss)
  on investments                           (2.32)        6.19      (0.51)     (4.45)     (0.11)        0.61
                                          ------       ------     ------     ------     ------       ------
Total from investment operations           (2.33)        6.15      (0.52)     (4.45)     (0.07)        0.61
                                          ------       ------     ------     ------     ------       ------

LESS DISTRIBUTIONS
Dividends from net investment income          --        (0.01)     (0.22)        --      (0.74)          --
Distributions in excess of net
  investment income                           --        (0.20)        --         --         --           --
Distributions from net realized gains                      --      (0.72)     (1.12)     (0.90)       (1.26)
                                          ------       ------     ------     ------     ------       ------
Total distributions                           --        (0.21)     (0.94)     (1.12)     (1.64)       (1.26)
                                          ------       ------     ------     ------     ------       ------
Net asset value, end of period            $11.84       $14.17     $ 8.23     $ 9.69     $15.26       $16.97
                                          ======       ======     ======     ======     ======       ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)     (16.44)%      74.91%     (3.99)%   (30.00)%    (0.39)%       4.50%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)               $   32       $   47     $   17     $   23     $   50          $54
Ratio of expenses to average net assets     1.98%(c)     2.26%      2.42%      1.98%      1.76%(d)     1.98%
Ratio of net investment income/(loss)
  to average net assets                   (0.16)%(c)    (0.42)%    (0.11)%     0.02%      0.22%       (0.07)%
Portfolio turnover rate                       11%          63%        55%        42%        46%          64%

                                       58
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================


----------------------------      ----------------------------      -----------------------------------------------------------
           CLASS B                           CLASS C                                            CLASS D

----------------------------      ----------------------------      -----------------------------------------------------------
2000(a)     1999      1998(e)     2000(a)     1999      1998(f)     2000(a)     1999      1998       1997      1996      1995(g)
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------    ------
$14.89      $ 8.96    $ 9.15      $13.21      $ 8.12    $ 8.54      $13.95      $ 8.11    $ 9.62     $15.20    $16.96    $17.36
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------    ------


 (0.06)(b)   (0.19)(b) (0.35)(b)   (0.08)(b)   (0.39)(b) (0.70)(b)   (0.05)(b)   (0.16)(b) (0.01)(b)   0.01(b)  (0.10)(b) (0.02)

 (2.43)       6.26      0.32       (2.16)       5.51      0.37       (2.29)       6.13     (0.53)     (4.47)    (0.11)     0.26
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------    ------
 (2.49)       6.07     (0.03)      (2.24)      (5.12)    (0.33)      (2.34)       5.97     (0.54)     (4.46)    (0.21)     0.24
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------    ------


    --          --     (0.04)         --          --        --          --          --     (0.25)        --     (0.65)       --

    --       (0.14)       --          --       (0.03)       --          --       (0.13)       --         --        --        --
    --          --     (0.12)         --          --     (0.09)         --          --     (0.72)     (1.12)    (0.90)    (0.64)
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------    ------
    --       (0.14)    (0.16)         --       (0.03)    (0.09)         --       (0.13)    (0.97)     (1.12)    (1.55)    (0.64)
------      ------    ------      ------      ------    ------      ------      ------    ------     ------    ------    ------
$12.40      $14.89    $ 8.96      $10.97      $13.21    $ 8.12      $11.61      $13.95    $ 8.11     $ 9.62    $15.20    $16.96
======      ======    ======      ======      ======    ======      ======      ======    ======     ======    ======    ======



(16.72)%     67.89%    (0.35)%    (16.96)%     63.15%    (3.87)%    (16.77)%     73.71%    (4.64)%   (30.18)%   (1.19)%    2.35%


    $4          $6     $0.30          $1          $2     $0.20          $1          $2        $1         $2        $2         $2
  2.76%(c)    3.48%     9.39%(c)    3.20%(c)    5.57%    20.34%(c)    2.67%(c)    2.89%     2.53%      2.08%     2.28%   (d)2.63%(c)

(0.91)%(c)   (1.59)%  (7.52)%(c)  (1.42)%(c)   (3.82)%  (19.15)%(c) (0.85)%(c)   (1.55)%   (0.17)%    (0.09)%    0.57%   (1.49)%(c)
    11%         63%       55%         11%         63%       55%         11%         63%       55%        42%       46%       64%

(a) For the six months ended 30th June, 2000 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(f) For the period from 1st June, 1998 (commencement of operations) to 31st December, 1998.

(g) For the period from 18th October, 1995 (commencement of operations) to 31st December, 1995.

(*) Total return calculated for a period of less than one year is not annualized.

                                       59
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM JAPAN CAPITAL FUND


                                          ------------------------------------------------------------------
                                                                        CLASS A

                                          ------------------------------------------------------------------
                                          2000(a)       1999       1998       1997       1996          1995
                                          ------       ------     ------     ------     ------        ------
NET ASSET VALUE,
  beginning of period                     $13.85        $7.65      $8.44      $9.39     $10.16         $9.62
                                          ------       ------     ------     ------     ------        ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)               (0.08)(b)    (0.14)(b)  (0.06)(b)  (0.10)(b)  (0.05)(b)     (0.07)
Net realized and unrealized gain/(loss)
  on investments                           (1.18)        6.77      (0.16)     (0.11)      0.07          0.69
                                          ------       ------     ------     ------     ------        ------
Total from investment operations           (1.26)        6.63      (0.22)     (0.21)      0.02          0.62
                                          ------       ------     ------     ------     ------        ------

LESS DISTRIBUTIONS
Dividends from net investment income          --           --         --         --      (0.70)        (0.05)
Distributions in excess of net
  investment income                           --        (0.43)        --         --         --            --
Distributions from net realized gains         --           --      (0.57)     (0.74)     (0.09)        (0.03)
                                          ------       ------     ------     ------     ------        ------
Total distributions                           --        (0.43)     (0.57)     (0.74)     (0.79)        (0.08)
                                          ------       ------     ------     ------     ------        ------
Net asset value, end of period            $12.59       $13.85      $7.65      $8.44      $9.39        $10.16
                                          ======       ======     ======     ======     ======        ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)      (9.10)%      87.05%     (2.75)%    (2.58)%     0.15%         6.45%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                  $44          $67        $22        $31        $37            $4
Ratio of expenses to average net assets     1.93%(c)     2.06%      2.16%      2.15%      1.84%(d)      3.61%(e)
Ratio of net investment income/(loss)
  to average net assets                   (1.21)%(c)    (1.38)%    (0.78)%    (1.06)%    (0.50)%       (2.35)%
Portfolio turnover rate                       54%          77%        59%        76%        23%          122%

                                       60
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

------------------------------       ------------------------------
            CLASS B                              CLASS C

------------------------------       ------------------------------
2000(a)       1999      1998(f)      2000(a)      1999       1998(g)
------       ------     ------       ------       ------     ------


$14.45       $ 8.11     $ 8.49       $14.65       $ 8.12     $ 8.56
------       ------     ------       ------       ------     ------


 (0.14)(b)    (0.34)(b)  (0.19)(b)    (0.15)(b)    (0.34)(b)  (0.15)(b)

 (1.23)        6.98      (0.19)       (1.25)        7.09      (0.29)
------       ------     ------       ------       ------     ------
 (1.37)        6.64      (0.38)       (1.40)        6.75      (0.44)
------       ------     ------       ------       ------     ------


    --           --         --           --           --         --

    --        (0.30)        --           --        (0.22)        --
    --           --         --           --           --         --
------       ------     ------       ------       ------     ------
    --        (0.30)        --           --        (0.22)        --
------       ------     ------       ------       ------     ------
$13.08       $14.45     $ 8.11       $13.25       $14.65     $ 8.12
======       ======     ======       ======       ======     ======



 (9.48)%      82.18%     (4.48)%      (9.56)%      83.30%     (5.14)%


    $2           $3         $1           $2           $2         $1
  2.80%(c)     3.80%      5.31%(c)     2.92%(c)     3.94%    3.99% (c)

(2.10)%(c)    (3.16)%   (4.22)%(c)   (2.22)%(c)    (3.21)%   (3.00)%(c)
    54%          77%        59%          54%          77%        59%


(a) For the six months ended 30th June, 2000 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) In the absence of expense reimbursement, expenses on an annualized basis would have represented 4.61% of average net assets for the period ended 31st December, 1995.

(f) For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.

(g) For the period from 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       61
                                      ====
            GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM EUROPE FUND


                                          ------------------------------------------------------------------
                                                                       CLASS A

                                          ------------------------------------------------------------------
                                          2000(a)       1999       1998       1997       1996          1995
                                          ------       ------     ------     ------     ------        ------
NET ASSET VALUE,
  beginning of period                     $13.08       $12.63     $12.57     $11.85     $10.04         $8.66
                                          ------       ------     ------     ------     ------        ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)               (0.04)(b)    (0.09)(b)   0.03(b)    0.02(b)    0.07(b)       0.07
Net realized and unrealized gain/(loss)
  on investments                            1.30         1.96       1.28       3.15       2.06          1.38
                                          ------       ------     ------     ------     ------        ------
Total from investment operations            1.26         1.87       1.31       3.17       2.13          1.45
                                          ------       ------     ------     ------     ------        ------

LESS DISTRIBUTIONS
Dividends from net investment income          --           --      (0.02)     (0.06)     (0.01)        (0.06)
Distributions from net realized gains         --        (1.42)     (1.23)     (2.39)     (0.31)        (0.01)
                                          ------       ------     ------     ------     ------        ------
Total distributions                           --        (1.42)     (1.25)     (2.45)     (0.32)        (0.07)
                                          ------       ------     ------     ------     ------        ------
Net asset value, end of period            $14.34       $13.08     $12.63     $12.57     $11.85        $10.04
                                          ======       ======     ======     ======     ======        ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)       9.63%       16.21%     10.70%     27.55%     21.32%        16.77%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                  $26          $20        $49        $39        $25           $23
Ratio of expenses to average net assets     2.38%(c)     2.48%      2.06%      1.81%      1.89%(d)      2.12%
Ratio of net investment income/(loss)
  to average net assets                   (0.52)%(c)    (0.79)%     0.24%      0.15%      0.59%         0.75%
Portfolio turnover rate                      253%         109%       168%        80%        76%          145%

                                       62
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

------------------------------       ------------------------------
            CLASS B                              CLASS C

------------------------------       ------------------------------
2000(a)       1999      1998(e)      2000(a)       1999      1998(f)
------       ------     ------       ------       ------     ------


$13.08       $12.82     $15.38       $12.77       $12.70     $15.16
------       ------     ------       ------       ------     ------


 (0.09)(b)    (0.29)(b)  (0.20)(b)    (0.14)(b)    (0.43)(b)  (0.28)(b)

  1.29         1.97      (1.37)        1.28         1.92      (1.19)
------       ------     ------       ------       ------     ------
  1.20         1.68      (1.57)        1.14         1.49      (1.47)
------       ------     ------       ------       ------     ------


    --           --         --           --           --         --
    --        (1.42)     (0.99)          --        (1.42)     (0.99)
------       ------     ------       ------       ------     ------
    --        (1.42)     (0.99)          --        (1.42)     (0.99)
------       ------     ------       ------       ------     ------
$14.28       $13.08     $12.82       $13.91       $12.77     $12.70
======       ======     ======       ======       ======     ======



  9.17%       14.48%     (9.82)%       8.93%       13.11%     (9.32)%


    $3           $2         $2           $1           $1         $1
  3.25%(c)     4.17%      3.93%(c)     3.79%(c)     5.35%      4.93%(c)

(1.27)%(c)    (2.41)%   (2.58)%(c)   (2.03)%(c)    (3.62)%   (3.46)%(c)
   253%         109%       168%         253%         109%       168%



(a) For the six months ended 30th June, 2000 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(f) For the period from 20th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       63
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

GAM NORTH AMERICA FUND

                                          ------------------------------------------------------------------
                                                                       CLASS A
                                          ------------------------------------------------------------------

                                          ------------------------------------------------------------------
                                          2000(a)       1999       1998       1997       1996          1995
                                          ------       ------     ------     ------     ------        ------
NET ASSET VALUE,
  beginning of period                     $18.30       $16.74     $17.32     $13.56     $11.93         $9.14
                                          ------       ------     ------     ------     ------        ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)               (0.05)(b)    (0.07)(b)  (0.07)(b)  --(b)      (0.05)(b)        --
Net realized and unrealized gain/(loss)
  on investments                            0.64         1.63       4.76       3.99       2.93          2.83
                                          ------       ------     ------     ------     ------        ------
Total from investment operations            0.59         1.56       4.69       3.99       2.88          2.83
                                          ------       ------     ------     ------     ------        ------

LESS DISTRIBUTIONS
Dividends from net investment income          --           --         --         --         --            --
Distributions from net realized gains         --           --      (5.27)     (0.23)     (1.25)        (0.04)
                                          ------       ------     ------     ------     ------        ------
Total distributions                           --           --      (5.27)     (0.23)     (1.25)        (0.04)
                                          ------       ------     ------     ------     ------        ------
Net asset value, end of period            $18.89       $18.30     $16.74     $17.32     $13.56        $11.93
                                          ======       ======     ======     ======     ======        ======

TOTAL RETURN
Total return for the period
  without deduction of sales load (*)       3.22%        9.32%     29.44%     29.41%     24.10%        30.90%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                  $23                     $29        $17        $11            $6
Ratio of expenses to average net assets     1.97%(c)     1.90%      2.10%      1.94%      2.61%(d)      2.98%(e)
Ratio of net investment income/(loss)
  to average net assets                   (0.58)%(c)    (0.42)%    (0.34)%     0.00%     (0.39)%        0.01%
Portfolio turnover rate                        2%          13%        70%        15%         9%            9%

                                       64
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

--------------------------------------------------------------------------------

------------------------------       ------------------------------
            CLASS B                              CLASS C
------------------------------       ------------------------------
2000(a)       1999      1998(f)      2000(a)       1999      1998(g)
------       ------     ------       ------       ------     ------

$18.19       $16.87     $20.08       $17.91       $16.58     $21.58
------       ------     ------       ------       ------     ------


 (0.12)(b)    (0.29)(b)  (0.57)(b)    (0.13)(b)    (0.25)(b)  (0.44)(b)

  0.64         1.61       2.17         0.62         1.58       0.25
------       ------     ------       ------       ------     ------
  0.52         1.32       1.60         0.49         1.33      (0.19)
------       ------     ------       ------       ------     ------


    --           --         --           --           --         --
    --           --      (4.81)          --           --      (4.81)
------       ------     ------       ------       ------     ------
    --           --      (4.81)          --           --      (4.81)
------       ------     ------       ------       ------     ------
$18.71       $18.19     $16.87       $18.40       $17.91     $16.58
======       ======     ======       ======       ======     ======



  2.86%        7.82%      9.68%        2.74%        8.02%      0.69%


    $3           $4         $1           $3           $6         $1
  2.78%(c)     3.11%      7.56%(c)     2.86%(c)     2.90%      8.16%(c)

(1.39)%(c)    (1.66)%   (5.81)%(c)   (1.46)%(c)    (1.45)%   (6.50)%(c)
     2%          13%        70%           2%          13%        70%

(a) For the six months ended 30th June, 2000 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) In the absence of expense reimbursement, expense on an annualized basis would have been 3.27% of average net assets for the period ended 31st December, 1995.

(f) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(g) For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       65
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAMERICA CAPITAL FUND

                                          ------------------------------------------------------------------
                                                                       CLASS A
                                          ------------------------------------------------------------------

                                          ------------------------------------------------------------------
                                          2000(a)       1999       1998       1997       1996         1995(f)
                                          ------       ------     ------     ------     ------        ------
NET ASSET VALUE,
   beginning of period                    $21.45       $17.08     $13.43     $10.82     $10.03        $10.00
                                          ------       ------     ------     ------     ------        ------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                0.02(b)      0.13(b)   (0.01)(b)  (0.24)(b)  (0.42)(b)      0.07
Net realized and unrealized gain/(loss)
  on investments                            2.02         4.78       4.08       4.23       2.22          0.07
                                          ------       ------     ------     ------     ------        ------
Total from investment operations            2.04         4.91       4.07       3.99       1.80          0.14
                                          ------       ------     ------     ------     ------        ------

LESS DISTRIBUTIONS
Dividends from net investment income          --        (0.07)        --         --         --         (0.07)
Distributions from net realized gains         --        (0.47)     (0.42)     (1.38)     (1.01)        (0.04)
                                          ------       ------     ------     ------     ------        ------
Total distributions                           --        (0.54)     (0.42)     (1.38)     (1.01)        (0.11)
                                          ------       ------     ------     ------     ------        ------
Net asset value, end of period            $23.49       $21.45     $17.08     $13.43     $10.82        $10.03
                                          ======       ======     ======     ======     ======        ======

TOTAL RETURN
Total return for the period
   without deduction of sales load (*)      9.51%       28.97%     30.59%     37.28%     18.31%         1.38%

RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                  $57          $51        $11         $4         $2            $3
Ratio of expenses to average net assets     1.65%(c)     1.84%      2.46%      3.45%      5.16%(d)(e)   3.73%(c)(e)
Ratio of net investment income/(loss)
  to average net assets                     0.15%(c)     0.66%     (0.03)%    (2.04)%    (3.79)%        1.36%(c)
Portfolio turnover rate                       20%          20%        29%        22%        27%           11%

                                       66
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

------------------------------       ------------------------------
            CLASS B                              CLASS C
------------------------------       ------------------------------
2000(a)       1999      1998(e)      2000(a)       1999      1998(f)
------       ------     ------       ------       ------     ------




$21.54       $17.26     $16.57       $21.42       $17.13     $16.57
------       ------     ------       ------       ------     ------


 (0.06)(b)    (0.07)(b)  (0.26)(b)    (0.06)(b)    (0.04)(b)  (0.37)(b)

  2.06         4.82       1.10         2.01         4.80       1.08
------       ------     ------       ------       ------     ------
  2.00         4.75       0.84         1.95         4.76       0.71
------       ------     ------       ------       ------     ------


    --           --         --           --           --         --
    --        (0.47)     (0.15)          --        (0.47)     (0.15)
------       ------     ------       ------       ------     ------
    --        (0.47)     (0.15)          --        (0.47)     (0.15)
------       ------     ------       ------       ------     ------
$23.54       $21.54     $17.26       $23.37       $21.42     $17.13
======       ======     ======       ======       ======     ======



  9.29%       27.68%      5.13%        9.10%       27.95%      4.34%


   $11           $9         $1          $10          $10         $1
  2.39%(c)     2.88     %5.19%(c)      2.38%(c)     2.74%      7.15%(c)

(0.59)%(c)    (0.34)%   (2.74)%(c)   (0.60)%(c)    (0.23)%   (4.77)%(c)
    20%          20%        29%          20%          20%        29%



(a) For the six months ended 30th June, 2000 (unaudited).

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) Annualized.

(d) Ratios of expenses to average net assets for the year ended 31st December, 1996 include amounts paid through expense offset arrangements. Prior and subsequent ratios exclude these amounts.

(e) In the absence of expense reimbursement, expenses on an annualized basis would have been 6.16% and 4.73% of average net assets for the period ended 31st December, 1996 and 31st December, 1995, respectively.

(f) For the period 12th May, 1995 (commencement of operations) to 31st December, 1995.

(g) For the period 26th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                                       67
                                      ====
                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

                               Board of Directors


Dr Burkhard Poschadel - President    CHIEF EXECUTIVE OFFICER,
                                     Global Asset Management Limited

George W. Landau                     SENIOR ADVISER, Latin America Group,
                                     The Coca-Cola Company, New York

Roland Weiser                        PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.              ATTORNEY/CONSULTANT, Morvillo, Abramowitz,
                                     Grand, Iason & Silberberg, P.C.,
                                     New York, New York

Address of the Company               135 East 57th Street
                                     New York, New York 10022
                                     Tel: (212) 407-4600
                                     1-800-426-4685 (toll free)
                                     Fax: (212) 407-4684

Registrar and Transfer Agent         Boston Financial Data Services
                                     P.O. Box 8264
                                     Boston, Massachusetts 02266-8264
                                     Tel: 1-800-426-4685 (toll free)
                                     Fax: (617) 483-2405


--------------------------------------------------------------------------------

          Copies of this report may be obtained from the Fund, from the
                            Transfer Agent or from:

          In the United Kingdom (for authorized persons only);
          Global Asset Management Limited, a member of IMRO,
          12 St. James's Place, London SW1A 1NX, UK
          Tel: 44-207-493-9990 Fax: 44-207-493-0715 Tlx: 296099 GAMUK G


          On Internet;
          Information on GAM's SEC-registered funds -www.gam.com
          Email enquiries on GAM - usinfo@gam.com